UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Blended Equity Fund

		Shares	Value ($)*
Common Stocks — 98.9%
CONSUMER DISCRETIONARY — 9.3%
Distributors — 0.6%
	Genuine Parts Co.	25,160	844,370
Distributors Total			844,370
Hotels, Restaurants & Leisure — 1.0%
	Darden Restaurants, Inc.	18,610	613,758
	International Game Technology	30,330	482,247
	Starwood Hotels & Resorts Worldwide, Inc.	23,163	514,218
Hotels, Restaurants & Leisure Total			1,610,223
Media — 0.8%
	Comcast Corp., Class A	84,950	1,230,925
	Interpublic Group of Companies, Inc. (a)	1,155	5,833
Media Total			1,236,758
Multiline Retail — 4.5%
	Target Corp.	176,400	6,962,508
Multiline Retail Total			6,962,508
Specialty Retail — 2.4%
	American Eagle Outfitters, Inc.	57,816	819,253
	Lowe’s Companies, Inc.	52,470	1,018,443
	Sherwin-Williams Co.	11,350	610,062
	TJX Companies, Inc.	37,530	1,180,694
Specialty Retail Total			3,628,452
CONSUMER DISCRETIONARY TOTAL			14,282,311
CONSUMER STAPLES — 13.2%
Beverages — 0.7%
	Diageo PLC, ADR	16,900	967,525
	PepsiCo, Inc.	1,600	87,936
Beverages Total			1,055,461
Food & Staples Retailing — 5.0%
	CVS Caremark Corp.	27,480	875,788
	Kroger Co.	38,310	844,735
	Wal-Mart Stores, Inc.	124,040	6,008,498
Food & Staples Retailing Total			7,729,021
Food Products — 1.9%
	Archer-Daniels-Midland Co.	27,510	736,443
	Dean Foods Co. (a)	32,810	629,624
	Kraft Foods, Inc., Class A	61,036	1,546,652
Food Products Total			2,912,719

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (CONTINUED)
Household Products — 1.6%
	Colgate-Palmolive Co.	16,380	1,158,721
	Procter & Gamble Co.	25,900	1,323,490
Household Products Total			2,482,211
Personal Products — 0.7%
	Avon Products, Inc.	38,210	985,054
Personal Products Total			985,054
Tobacco — 3.3%
	Philip Morris International, Inc.	117,720	5,134,946
Tobacco Total			5,134,946
CONSUMER STAPLES TOTAL			20,299,412
ENERGY — 9.8%
Energy Equipment & Services — 0.3%
	Baker Hughes, Inc.	600	21,864
	Cameron International Corp. (a)	14,163	400,813
Energy Equipment & Services Total			422,677
Oil, Gas & Consumable Fuels — 9.5%
	Apache Corp.	27,710	1,999,276
	Cabot Oil & Gas Corp.	12,593	385,850
	Chevron Corp.	42,831	2,837,554
	Devon Energy Corp.	12,990	707,955
	EOG Resources, Inc.	10,870	738,290
	Exxon Mobil Corp.	78,212	5,467,801
	Hess Corp.	14,270	767,012
	Occidental Petroleum Corp.	18,521	1,218,867
	Royal Dutch Shell PLC, ADR	12,100	607,299
Oil, Gas & Consumable Fuels Total			14,729,904
ENERGY TOTAL			15,152,581
FINANCIALS — 16.4%
Capital Markets — 7.0%
	Ameriprise Financial, Inc.	8,920	216,489
	Credit Suisse Group AG, ADR	15,430	705,614
	Goldman Sachs Group, Inc.	15,370	2,266,153
	Morgan Stanley	30,034	856,269
	Northern Trust Corp.	4,600	246,928
	State Street Corp.	138,500	6,537,200
Capital Markets Total			10,828,653
Commercial Banks — 5.6%
	Bank of New York Mellon Corp.	59,142	1,733,452
	Comerica, Inc.	33,300	704,295

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Commercial Banks — (continued)
	Fifth Third Bancorp.	44,200	313,820
	PNC Financial Services Group, Inc.	35,820	1,390,174
	SunTrust Banks, Inc.	71,000	1,167,950
	U.S. Bancorp	46,188	827,689
	Wells Fargo & Co.	103,046	2,499,896
Commercial Banks Total			8,637,276
Consumer Finance — 0.0%
	American Express Co.	1,100	25,564
Consumer Finance Total			25,564
Diversified Financial Services — 1.3%
	JPMorgan Chase & Co.	59,920	2,043,871
Diversified Financial Services Total			2,043,871
Insurance — 1.5%
	ACE Ltd.	17,600	778,448
	Lincoln National Corp.	36,600	629,886
	Prudential Financial, Inc.	22,310	830,378
Insurance Total			2,238,712
Thrifts & Mortgage Finance — 1.0%
	Hudson City Bancorp, Inc.	113,700	1,511,073
Thrifts & Mortgage Finance Total			1,511,073
FINANCIALS TOTAL			25,285,149
HEALTH CARE — 15.5%
Biotechnology — 1.9%
	Amgen, Inc. (a)	16,660	881,981
	Genzyme Corp. (a)	22,100	1,230,307
	Gilead Sciences, Inc. (a)	17,780	832,815
Biotechnology Total			2,945,103
Health Care Equipment & Supplies — 2.6%
	Baxter International, Inc.	25,180	1,333,533
	Becton Dickinson & Co.	15,000	1,069,650
	Hospira, Inc. (a)	18,100	697,212
	Medtronic, Inc.	25,590	892,835
Health Care Equipment & Supplies Total			3,993,230
Health Care Providers & Services — 2.4%
	CIGNA Corp.	21,230	511,431
	Coventry Health Care, Inc. (a)	7,800	145,938
	Express Scripts, Inc. (a)	20,590	1,415,563
	Medco Health Solutions, Inc. (a)	18,620	849,258
	UnitedHealth Group, Inc.	30,680	766,386
Health Care Providers & Services Total			3,688,576

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (CONTINUED)
Pharmaceuticals — 8.6%
	Abbott Laboratories	130,100	6,119,904
	Johnson & Johnson	74,992	4,259,545
	Pfizer, Inc.	162,156	2,432,340
	Schering-Plough Corp.	19,100	479,792
Pharmaceuticals Total			13,291,581
HEALTH CARE TOTAL			23,918,490
INDUSTRIALS — 8.2%
Aerospace & Defense — 2.6%
	Boeing Co.	1,000	42,500
	Honeywell International, Inc.	40,770	1,280,178
	Lockheed Martin Corp.	15,377	1,240,155
	United Technologies Corp.	26,210	1,361,872
Aerospace & Defense Total			3,924,705
Airlines — 0.1%
	Southwest Airlines Co.	25,200	169,596
Airlines Total			169,596
Commercial Services & Supplies — 1.6%
	Waste Management, Inc.	87,610	2,467,097
Commercial Services & Supplies Total			2,467,097
Industrial Conglomerates — 1.4%
	General Electric Co.	183,430	2,149,800
Industrial Conglomerates Total			2,149,800
Machinery — 1.6%
	Dover Corp.	51,100	1,690,899
	Parker Hannifin Corp.	18,280	785,309
Machinery Total			2,476,208
Professional Services — 0.4%
	Dun & Bradstreet Corp.	7,540	612,323
Professional Services Total			612,323
Trading Companies & Distributors — 0.5%
	W.W. Grainger, Inc.	9,970	816,344
Trading Companies & Distributors Total			816,344
INDUSTRIALS TOTAL			12,616,073
INFORMATION TECHNOLOGY — 20.4%
Communications Equipment — 6.1%
	Cisco Systems, Inc. (a)	391,365	7,295,044
	CommScope, Inc. (a)	16,140	423,836
	Corning, Inc.	54,390	873,503

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Communications Equipment — (continued)
	QUALCOMM, Inc.	18,630	842,076
Communications Equipment Total			9,434,459
Computers & Peripherals — 6.2%
	Apple, Inc. (a)	13,214	1,882,070
	EMC Corp. (a)	137,399	1,799,927
	Hewlett-Packard Co.	46,400	1,793,360
	NCR Corp. (a)	58,227	688,825
	Teradata Corp. (a)	141,200	3,308,316
Computers & Peripherals Total			9,472,498
Internet Software & Services — 0.3%
	Akamai Technologies, Inc. (a)	20,560	394,341
	Google, Inc., Class A (a)	200	84,318
Internet Software & Services Total			478,659
IT Services — 0.7%
	MasterCard, Inc., Class A	6,270	1,049,034
IT Services Total			1,049,034
Semiconductors & Semiconductor Equipment — 1.3%
	Intel Corp.	600	9,930
	Texas Instruments, Inc.	57,620	1,227,306
	Xilinx, Inc.	39,940	817,172
Semiconductors & Semiconductor Equipment Total			2,054,408
Software — 5.8%
	Microsoft Corp.	310,380	7,377,733
	Nintendo Co. Ltd., ADR	18,300	630,801
	Symantec Corp. (a)	55,575	864,747
Software Total			8,873,281
INFORMATION TECHNOLOGY TOTAL			31,362,339
MATERIALS — 1.7%
Chemicals — 1.7%
	Celanese Corp., Series A	20,887	496,066
	Monsanto Co.	10,522	782,206
	Potash Corp. of Saskatchewan, Inc.	7,380	686,709
	Praxair, Inc.	8,500	604,095
Chemicals Total			2,569,076
MATERIALS TOTAL			2,569,076
TELECOMMUNICATION SERVICES — 1.6%
Diversified Telecommunication Services — 1.2%
	AT&T, Inc.	70,780	1,758,175
Diversified Telecommunication Services Total			1,758,175

5

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (CONTINUED)
Wireless Telecommunication Services — 0.4%
	Sprint Nextel Corp. (a)	131,860	634,247
Wireless Telecommunication Services Total			634,247
TELECOMMUNICATION SERVICES TOTAL			2,392,422
UTILITIES — 2.8%
Electric Utilities — 0.6%
	FPL Group, Inc.	15,114	859,382
	Pepco Holdings, Inc.	4,200	56,448
Electric Utilities Total			915,830
Independent Power Producers & Energy Traders — 0.4%
	AES Corp. (a)	46,344	538,054
Independent Power Producers & Energy Traders Total			538,054
Multi-Utilities — 1.8%
	Integrys Energy Group, Inc.	2,700	80,973
	NiSource, Inc.	84,000	979,440
	PG&E Corp.	22,978	883,274
	Public Service Enterprise Group, Inc.	26,228	855,820
Multi-Utilities Total			2,799,507
UTILITIES TOTAL			4,253,391

	Total Common Stocks (cost of $94,155,719)		152,131,244

		Par ($)
Short-Term Obligation — 0.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 04/26/17, market value $1,005,469 (repurchase proceeds $984,001)	984,000	984,000

	Total Short-Term Obligation (cost of $984,000)		984,000

	Total Investments — 99.5% (cost of $95,139,719)(b)(c)		153,115,244

	Other Assets & Liabilities, Net — 0.5%		770,660

	Net Assets — 100.0%		153,885,904

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Distributors	$844,370	$—	$—	$844,370
Hotels, Restaurants & Leisure	1,610,223	—	—	1,610,223
Media	1,236,758	—	—	1,236,758
Multiline Retail	6,962,508	—	—	6,962,508
Specialty Retail	3,628,452	—	—	3,628,452
Consumer Discretionary Total	14,282,311	—	—	14,282,311
Consumer Staples
Beverages	1,055,461	—	—	1,055,461
Food & Staples Retailing	7,729,021	—	—	7,729,021
Food Products	2,912,719	—	—	2,912,719
Household Products	2,482,211	—	—	2,482,211
Personal Products	985,054	—	—	985,054
Tobacco	5,134,946	—	—	5,134,946
Consumer Staples Total	20,299,412	—	—	20,299,412

7

Energy
Energy Equipment & Services	422,677	—	—	422,677
Oil, Gas & Consumable Fuels	14,729,904	—	—	14,729,904
Energy Total	15,152,581	—	—	15,152,581
Financials
Capital Markets	10,828,653	—	—	10,828,653
Commercial Banks	8,637,276	—	—	8,637,276
Consumer Finance	25,564	—	—	25,564
Diversified Financial Services	2,043,871	—	—	2,043,871
Insurance	2,238,712	—	—	2,238,712
Thrifts & Mortgage Finance	1,511,073	—	—	1,511,073
Financials Total	25,285,149	—	—	25,285,149
Health Care
Biotechnology	2,945,103	—	—	2,945,103
Health Care Equipment & Supplies	3,993,230	—	—	3,993,230
Health Care Providers & Services	3,688,576	—	—	3,688,576
Pharmaceuticals	13,291,581	—	—	13,291,581
Health Care Total	23,918,490	—	—	23,918,490
Industrials
Aerospace & Defense	3,924,705	—	—	3,924,705
Airlines	169,596	—	—	169,596
Commercial Services & Supplies	2,467,097	—	—	2,467,097
Industrial Conglomerates	2,149,800	—	—	2,149,800
Machinery	2,476,208	—	—	2,476,208
Professional Services	612,323	—	—	612,323
Trading Companies & Distributors	816,344	—	—	816,344
Industrials Total	12,616,073	—	—	12,616,073
Information Technology
Communications Equipment	9,434,459	—	—	9,434,459
Computers & Peripherals	9,472,498	—	—	9,472,498
Internet Software & Services	478,659	—	—	478,659
IT Services	1,049,034	—	—	1,049,034
Semiconductors & Semiconductor Equipment	2,054,408	—	—	2,054,408
Software	8,873,281	—	—	8,873,281
Information Technology Total	31,362,339	—	—	31,362,339
Materials
Chemicals	2,569,076	—	—	2,569,076
Materials Total	2,569,076	—	—	2,569,076
Telecommunication Services
Diversified Telecommunication Services	1,758,175	—	—	1,758,175
Wireless Telecommunication Services	634,247	—	—	634,247
Telecommunication Services Total	2,392,422	—	—	2,392,422
Utilities
Electric Utilities	915,830	—	—	915,830
Independent Power Producers & Energy Traders	538,054	—	—	538,054
Multi-Utilities	2,799,507	—	—	2,799,507
Utilities Total	4,253,391	—	—	4,253,391
Total Common Stocks	152,131,244	—	—	152,131,244
Short-Term Obligation
Repurchase Agreement	—	984,000	—	984,000
Total Short-Term Obligation	—	984,000	—	984,000
Total Investments	152,131,244	984,000	—	153,115,244
Total	$152,131,244	$984,000	$—	$153,115,244

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $95,139,719.
(c)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$58,702,053	$(726,528)	$57,975,525

Acronym		Name
ADR		American Depositary Receipt

8

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 24.3%
BASIC MATERIALS — 0.9%
Iron/Steel — 0.9%
ArcelorMittal
	9.850% 06/01/19	1,760,000	1,899,413
Nucor Corp.
	5.850% 06/01/18	2,680,000	2,779,533
Iron/Steel Total			4,678,946
BASIC MATERIALS TOTAL			4,678,946
COMMUNICATIONS — 4.1%
Media — 2.2%
Comcast Cable Holdings LLC
	9.800% 02/01/12	2,600,000	2,926,833
Comcast Corp.
	6.550% 07/01/39	1,965,000	1,961,642
	6.950% 08/15/37	685,000	714,235
News America, Inc.
	6.400% 12/15/35	695,000	608,288
Time Warner Companies., Inc.
	7.250% 10/15/17	1,183,000	1,218,277
Time Warner, Inc.
	6.500% 11/15/36	4,075,000	3,568,473
Viacom, Inc.
	5.750% 04/30/11	694,000	710,491
Media Total			11,708,239
Telecommunication Services — 1.9%
AT&T, Inc.
	5.500% 02/01/18	1,850,000	1,847,293
	6.550% 02/15/39	600,000	598,933
British Telecommunications PLC
	5.950% 01/15/18	750,000	675,932
Cisco Systems, Inc.
	5.900% 02/15/39	1,040,000	1,024,187
Deutsche Telekom International Finance, Multi-Coupon Bond
	8.750% 06/15/30(a)	500,000	585,365
Telefonica Emisiones SAU
	6.421% 06/20/16	2,000,000	2,138,422
Verizon Wireless Capital LLC
	5.550% 02/01/14(b)	2,145,000	2,277,192

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Telecommunication Services — (continued)
	8.500% 11/15/18(b)	915,000	1,093,510
Telecommunication Services Total			10,240,834
COMMUNICATIONS TOTAL			21,949,073
CONSUMER CYCLICAL — 0.5%
Retail — 0.5%
CVS Pass-Through Trust
	6.036% 12/10/28(b)	941,075	804,073
	8.353% 07/10/31(b)	1,435,000	1,479,423
McDonald’s Corp.
	5.000% 02/01/19	200,000	205,038
Retail Total			2,488,534
CONSUMER CYCLICAL TOTAL			2,488,534
CONSUMER NON-CYCLICAL — 2.2%
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
	8.000% 11/15/39(b)	1,010,000	1,100,983
	8.200% 01/15/39(b)	340,000	378,649
Bottling Group LLC
	5.125% 01/15/19	680,000	693,081
	5.500% 04/01/16	1,520,000	1,614,966
Beverages Total			3,787,679
Food — 0.7%
Campbell Soup Co.
	4.500% 02/15/19	990,000	973,271
ConAgra Foods, Inc.
	7.000% 10/01/28	1,300,000	1,291,663
Kraft Foods, Inc.
	6.500% 08/11/17	750,000	789,921
Kroger Co.
	8.000% 09/15/29	750,000	843,475
Food Total			3,898,330
Healthcare Services — 0.4%
UnitedHealth Group, Inc.
	6.000% 06/15/17	1,600,000	1,542,453
WellPoint, Inc.
	7.000% 02/15/19	635,000	656,442
Healthcare Services Total			2,198,895

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Household Products/Wares — 0.1%
Fortune Brands, Inc.
	5.125% 01/15/11	750,000	752,818
Household Products/Wares Total			752,818
Pharmaceuticals — 0.3%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	1,300,000	1,330,012
Pharmaceuticals Total			1,330,012
CONSUMER NON-CYCLICAL TOTAL			11,967,734
ENERGY — 3.2%
Oil & Gas — 1.2%
Devon Energy Corp.
	6.300% 01/15/19	485,000	518,280
Marathon Oil Corp.
	7.500% 02/15/19	1,435,000	1,566,234
Nexen, Inc.
	5.650% 05/15/17	1,000,000	970,271
Talisman Energy, Inc.
	5.850% 02/01/37(c)	300,000	256,061
	7.750% 06/01/19	1,579,000	1,749,207
Valero Energy Corp.
	6.875% 04/15/12	1,300,000	1,382,435
Oil & Gas Total			6,442,488
Oil & Gas Services — 0.8%
Halliburton Co.
	5.900% 09/15/18	740,000	790,224
Smith International, Inc.
	9.750% 03/15/19	705,000	814,332
Weatherford International Ltd.
	5.150% 03/15/13	3,000,000	2,992,086
Oil & Gas Services Total			4,596,642
Pipelines — 1.2%
Enbridge Energy Partners LP
	7.500% 04/15/38	750,000	753,140
Energy Transfer Partners LP
	6.000% 07/01/13	910,000	925,754
	8.500% 04/15/14	855,000	959,012
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	460,000	464,930
	6.850% 02/15/20	185,000	189,627
	6.950% 01/15/38	750,000	726,518

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Pipelines — (continued)
Plains All American Pipeline LP/PAA Finance Corp.
	6.500% 05/01/18	390,000	394,646
	6.650% 01/15/37	750,000	695,813
TransCanada Pipelines Ltd.
	7.625% 01/15/39	1,000,000	1,167,102
Pipelines Total			6,276,542
ENERGY TOTAL			17,315,672
FINANCIALS — 9.2%
Banks — 7.0%
ANZ National International Ltd.
	6.200% 07/19/13(b)	1,000,000	1,030,172
Bank of New York Mellon Corp.
	5.450% 05/15/19	2,745,000	2,818,039
Barclays Bank PLC
	5.926% 12/31/49(a)(b)(d)	3,000,000	1,710,000
Capital One Financial Corp.
	5.700% 09/15/11	1,585,000	1,592,031
	7.375% 05/23/14	595,000	613,552
Citigroup, Inc.
	5.250% 02/27/12	2,605,000	2,543,782
	6.500% 08/19/13	585,000	568,256
	6.875% 03/05/38	2,035,000	1,797,243
Comerica Bank
	5.200% 08/22/17	695,000	534,635
	5.750% 11/21/16	250,000	201,686
Credit Suisse/New York NY
	5.000% 05/15/13	2,215,000	2,264,445
Deutsche Bank AG
	4.875% 05/20/13	3,265,000	3,351,431
Goldman Sachs Capital II
	5.793% 12/29/49(a)	1,595,000	972,073
Goldman Sachs Group, Inc.
	6.000% 05/01/14	1,445,000	1,508,089
	6.250% 09/01/17	1,240,000	1,226,889
JPMorgan Chase Capital XX
	6.550% 09/29/36	520,000	413,308
JPMorgan Chase Capital XXII
	6.450% 02/02/37	1,340,000	1,071,565

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Banks — (continued)
KeyBank NA
	5.800% 07/01/14	750,000	695,961
Keycorp
	6.500% 05/14/13(c)	1,425,000	1,419,759
Morgan Stanley
	6.750% 04/15/11	2,000,000	2,095,136
	7.300% 05/13/19	1,130,000	1,171,754
National City Corp.
	4.900% 01/15/15	575,000	545,277
Northern Trust Corp.
	5.500% 08/15/13	2,400,000	2,544,478
USB Capital IX
	6.189% 04/15/49(a)	495,000	334,125
Wachovia Corp.
	5.500% 05/01/13	4,230,000	4,369,607
Banks Total			37,393,293
Diversified Financial Services — 0.8%
Ameriprise Financial, Inc.
	7.300% 06/28/19	855,000	874,929
General Electric Capital Corp., MTN
	5.000% 11/15/11	1,400,000	1,441,467
International Lease Finance Corp.
	4.875% 09/01/10	1,207,000	1,081,928
	5.650% 06/01/14	195,000	141,307
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13(e)(f)	2,620,000	419,200
Diversified Financial Services Total			3,958,831
Insurance — 1.4%
ING Groep NV
	5.775% 12/29/49(a)	850,000	497,250
Lincoln National Corp.
	8.750% 07/01/19	2,245,000	2,264,022
New York Life Global Funding
	4.650% 05/09/13(b)	2,000,000	2,028,622
Principal Life Income Funding Trusts
	5.300% 04/24/13	2,040,000	2,035,314

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Insurance — (continued)
Prudential Financial, Inc.
	7.375% 06/15/19	645,000	633,280
Insurance Total			7,458,488
FINANCIALS TOTAL			48,810,612
INDUSTRIALS — 1.0%
Aerospace & Defense — 0.2%
Boeing Co.
	6.000% 03/15/19	625,000	681,516
United Technologies Corp.
	6.125% 02/01/19	130,000	143,883
Aerospace & Defense Total			825,399
Machinery — 0.1%
Caterpillar Financial Services Corp.
	4.850% 12/07/12	265,000	276,872
Machinery Total			276,872
Transportation — 0.7%
Burlington Northern Santa Fe Corp.
	6.750% 07/15/11	805,000	864,992
Union Pacific Corp.
	7.875% 01/15/19	2,725,000	3,119,264
Transportation Total			3,984,256
INDUSTRIALS TOTAL			5,086,527
TECHNOLOGY — 0.2%
Office/Business Equipment — 0.2%
Xerox Corp.
	6.400% 03/15/16	950,000	874,000
Office/Business Equipment Total			874,000
TECHNOLOGY TOTAL			874,000
UTILITIES — 3.0%
Electric — 2.7%
Commonwealth Edison Co.
	5.950% 08/15/16	1,000,000	1,039,758
Consolidated Edison Co. of New York
	5.850% 04/01/18	2,500,000	2,626,853
Duke Energy Carolinas LLC
	5.100% 04/15/18	1,000,000	1,034,163
	5.250% 01/15/18	2,000,000	2,087,788
Georgia Power Co.
	5.700% 06/01/17	1,185,000	1,268,791

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (CONTINUED)
Electric — (continued)
Nisource Finance Corp.
	5.250% 09/15/17	685,000	587,388
Oncor Electric Delivery Co.
	5.950% 09/01/13	750,000	780,410
Pacific Gas & Electric Co.
	5.625% 11/30/17	2,500,000	2,646,213
Peco Energy Co.
	5.350% 03/01/18	2,175,000	2,224,571
Electric Total			14,295,935
Gas — 0.3%
Atmos Energy Corp.
	6.350% 06/15/17	500,000	508,663
	8.500% 03/15/19	800,000	934,277
Sempra Energy
	6.500% 06/01/16	415,000	433,195
Gas Total			1,876,135
UTILITIES TOTAL			16,172,070

	Total Corporate Fixed-Income Bonds & Notes (cost of $127,407,161)		129,343,168
Mortgage-Backed Securities — 30.1%
Federal Home Loan Mortgage Corporation
	5.000% 03/01/21	82,706	85,905
	5.603% 08/01/37(a)	3,269,880	3,420,763
	5.709% 06/01/36(a)	4,096,164	4,227,113
	5.710% 06/01/37(a)	2,958,528	3,111,135
	7.000% 12/01/35	1,454,095	1,566,537
Federal National Mortgage Association
	4.000% 03/01/39	4,465,193	4,329,494
	4.500% 02/01/39	15,698,942	15,686,524
	5.000% 05/01/37	3,433,759	3,501,764
	5.500% 10/01/28	157,623	164,492
	5.500% 11/01/28	289,265	301,873
	5.500% 12/01/28	5,256	5,486
	5.500% 11/01/29	392,353	409,453
	5.500% 04/01/31	250,009	259,655
	5.500% 02/01/32	1,044,815	1,085,127
	5.500% 05/01/33	43,262	44,891
	5.500% 04/01/35	573,559	594,255
	5.500% 06/01/35	516,909	535,561

7

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	5.500% 11/01/38	33,000,000	34,111,571
	5.634% 10/01/37(a)	2,723,230	2,847,488
	6.000% 11/01/38	39,668,648	41,553,683
	6.500% 02/01/13	89,722	95,207
	6.500% 08/01/37	6,986,073	7,450,128
	6.500% 10/01/37	181,541	193,600
	6.500% 03/01/38	1,116,210	1,190,355
	7.500% 10/01/29	57,671	62,828
Government National Mortgage Association
	4.500% 07/20/33	1,420,897	1,425,217
	4.500% 09/15/33	661,539	666,268
	5.000% 09/20/33	1,284,570	1,308,194
	5.000% 04/20/39	26,681,774	27,186,293
	5.375% 04/20/28(a)	11,277	11,622
	5.375% 06/20/28(a)	95,089	97,994
	6.000% 03/20/28	205,191	214,681
	6.500% 05/15/23	1,428	1,517
	6.500% 05/15/28	92,729	100,150
	6.500% 06/15/28	44,037	47,562
	6.500% 12/15/31	152,467	164,242
	6.500% 04/15/32	22,132	23,792
	7.000% 05/15/29	107,952	117,920
	7.500% 03/15/28	44,540	48,882
	8.000% 10/15/17	119,527	130,440
	8.000% 01/15/30	169,260	191,522
	8.500% 06/15/17	233,797	253,596
	8.500% 11/15/17	98,232	106,287
	8.500% 12/15/17	466,207	504,438
	9.000% 12/15/17	421,068	456,080
	9.000% 06/15/30	27,971	31,386
	9.500% 11/15/17	357,132	391,116

	Total Mortgage-Backed Securities (cost of $159,708,369)		160,314,087
Government & Agency Obligations — 18.1%
FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
European Investment Bank
	3.000% 04/08/14	3,500,000	3,483,309
International Bank for Reconstruction & Development
	5.000% 04/01/16	3,000,000	3,204,744

8

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (CONTINUED)
Pemex Project Funding Master Trust
	5.750% 03/01/18	1,000,000	920,000
Province of Quebec
	4.625% 05/14/18	2,000,000	1,978,998
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			9,587,051
U.S. GOVERNMENT AGENCIES — 1.6%
Resolution Funding Corp., STRIPS
	(g) 10/15/19	3,915,000	2,474,832
	(g) 10/15/20	3,780,000	2,214,551
	(g) 01/15/21	7,010,000	4,043,010
U.S. GOVERNMENT AGENCIES TOTAL			8,732,393
U.S. GOVERNMENT OBLIGATIONS — 14.7%
U.S. Treasury Bonds
	3.500% 02/15/39	1,866,000	1,613,512
	4.250% 05/15/39	421,000	416,723
	4.500% 05/15/38	5,800,000	5,987,595
	6.125% 11/15/27	4,000,000	4,928,752
	6.250% 05/15/30	1,000,000	1,267,812
U.S. Treasury Inflation Indexed Bonds
	2.375% 01/15/27	4,118,222	4,263,645
U.S. Treasury Inflation Indexed Notes
	1.625% 01/15/18(h)	7,414,527	7,342,695
U.S. Treasury Notes
	0.875% 05/31/11	85,000	84,695
	1.375% 05/15/12	1,045,000	1,039,127
	1.875% 06/15/12	165,000	166,200
	2.250% 05/31/14	18,115,000	17,871,534
	2.375% 03/31/16	10,000,000	9,528,910
	2.625% 02/29/16	3,180,000	3,085,843
	2.625% 04/30/16	15,850,000	15,324,969
	3.125% 05/15/19	2,180,000	2,108,474
U.S. Treasury STRIPS
	(g) 11/15/19	5,230,000	3,435,848
U.S. GOVERNMENT OBLIGATIONS TOTAL			78,466,334

	Total Government & Agency Obligations (cost of $97,044,791)		96,785,778
Commercial Mortgage-Backed Securities — 12.9%
Bank of America Commercial Mortgage, Inc.
	4.760% 11/10/39	2,497,000	2,236,949

9

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	895,000	857,624
	4.933% 02/13/42(a)	2,290,000	1,973,447
	5.518% 09/11/41	5,000,000	4,198,638
	5.742% 09/11/42(a)	900,000	742,684
Chase Commercial Mortgage Securities Corp.
	6.484% 02/12/16(a)(b)	4,415,000	4,411,580
Credit Suisse First Boston Mortgage Securities Corp.
	6.006% 11/15/36(a)(b)	1,000,000	605,117
GE Capital Commercial Mortgage Corp.
	6.734% 01/15/33(a)	6,775,000	6,241,503
GMAC Commercial Mortgage Securities
	5.668% 05/10/40(a)	1,060,000	1,045,643
	7.194% 05/15/33(a)	1,055,962	1,053,719
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36(a)	3,449,000	3,186,583
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.440% 06/12/47	1,680,000	1,265,050
LB-UBS Commercial Mortgage Trust
	5.611% 04/15/41	1,161,214	1,182,250
	6.462% 03/15/31	2,360,000	2,450,514
Merrill Lynch Mortgage Trust
	4.747% 06/12/43(a)	2,500,000	2,145,782
Morgan Stanley Capital I
	4.989% 08/13/42	1,390,000	1,187,523
	5.328% 11/12/41	3,000,000	2,427,798
	5.378% 11/14/42(a)	1,220,000	1,075,438
	5.447% 02/12/44(a)	985,000	752,598
Morgan Stanley Dean Witter Capital I
	4.740% 11/13/36	1,245,000	1,174,995
	5.080% 09/15/37	1,290,000	1,236,977
	5.980% 01/15/39	1,790,000	1,824,257
	7.500% 10/15/33(a)	3,150,000	3,193,344
Wachovia Bank Commercial Mortgage Trust
	4.980% 11/15/34	2,735,000	2,662,113
	5.001% 07/15/41	6,082,454	6,027,163
	5.037% 03/15/42	1,940,000	1,873,072
	5.230% 07/15/41(a)	3,905,000	3,725,252
	5.609% 03/15/45(a)	1,905,000	1,024,572

10

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.726% 06/15/45	1,761,826	1,788,435
	5.997% 06/15/45	920,000	878,383
	6.287% 04/15/34	4,225,000	4,293,024

	Total Commercial Mortgage-Backed Securities (cost of $73,169,725)		68,742,027
Asset-Backed Securities — 8.8%
American Express Credit Account Master Trust
	0.359% 02/15/13(a)	2,640,000	2,617,183
BMW Vehicle Lease Trust
	2.040% 04/15/11	1,810,000	1,814,568
Capital Auto Receivables Asset Trust
	4.460% 07/15/14	4,690,000	4,616,157
	5.210% 03/17/14	2,015,000	2,065,856
	5.500% 04/20/10(b)	4,200,000	4,200,000
Capital One Multi-Asset Execution Trust
	0.299% 08/15/12(a)	2,650,000	2,644,612
	4.850% 11/15/13	3,095,000	3,212,058
	4.850% 02/18/14	3,375,000	3,509,441
	4.950% 08/15/12	2,090,000	2,112,734
Carmax Auto Owner Trust
	5.270% 11/15/12	1,500,000	1,538,402
Chase Issuance Trust
	0.569% 09/15/11(a)	6,125,000	6,123,883
	2.400% 06/17/13	2,680,000	2,660,833
Citibank Credit Card Issuance Trust
	0.743% 05/21/12(a)	810,000	803,634
Daimler Chrysler Auto Trust
	4.480% 08/08/14	920	767
Discover Card Master Trust
	5.100% 10/15/13	2,315,000	2,401,857
Franklin Auto Trust
	5.360% 05/20/16	1,030,000	1,018,001
Honda Auto Receivables Owner Trust
	2.790% 01/15/13	915,000	919,982
	4.470% 01/18/12	1,635,000	1,682,934
USAA Auto Owner Trust
	4.280% 10/15/12	3,110,000	3,204,602

	Total Asset-Backed Securities (cost of $46,553,528)		47,147,504

11

		Par ($)	Value ($)
Collateralized Mortgage Obligations — 0.5%
AGENCY — 0.5%
Federal Home Loan Mortgage Corporation
	6.500% 07/15/31	1,653,553	1,749,358
Federal National Mortgage Association
	5.000% 08/25/27	752,598	754,680
AGENCY TOTAL			2,504,038

	Total Collateralized Mortgage Obligations (cost of $2,468,505)		2,504,038
Municipal Bond — 0.1%
CALIFORNIA — 0.1%
CA State of California
	Series 2009,
	7.550% 04/01/39	510,000	466,099
CALIFORNIA TOTAL			466,099

	Total Municipal Bond (cost of $470,724)		466,099
Short-Term Obligation — 3.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 04/15/14, market value $19,758,000 (repurchase proceeds $19,367,016)	19,367,000	19,367,000

	Total Short-Term Obligation (cost of $19,367,000)		19,367,000

	Total Investments — 98.4% (cost of $526,189,803)(i)(j)		524,669,701

	Other Assets & Liabilities, Net — 1.6%		8,730,422

	Net Assets — 100.0%		533,400,123

12

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (‘FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

13

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
BASIC MATERIALS
Iron/Steel	$—	$4,678,946	$—	$4,678,946
BASIC MATERIALS Total	—	4,678,946	—	4,678,946
COMMUNICATIONS
Media	—	11,708,239	—	11,708,239
Telecommunication Services	—	10,240,834	—	10,240,834
COMMUNICATIONS TOTAL	—	21,949,073	—	21,949,073
CONSUMER CYCLICAL
Retail	—	2,488,534	—	2,488,534
CONSUMER CYCLICAL Total	—	2,488,534	—	2,488,534
CONSUMER NON-CYCLICAL
Beverages	—	3,787,679	—	3,787,679
Food	—	3,898,330	—	3,898,330
Healthcare Services	—	2,198,895	—	2,198,895
Household Products/Wares	—	752,818	—	752,818
Pharmaceuticals	—	1,330,012	—	1,330,012
CONSUMER NON-CYCLICAL TOTAL	—	11,967,734	—	11,967,734
ENERGY
Oil & Gas	—	6,442,488	—	6,442,488
Oil & Gas Services	—	4,596,642	—	4,596,642
Pipelines	—	6,276,542	—	6,276,542
ENERGY TOTAL	—	17,315,672	—	17,315,672
FINANCIALS
Banks	—	37,393,293	—	37,393,293
Diversified Financial Services	—	3,958,831	—	3,958,831
Insurance	—	7,458,488	—	7,458,488
FINANCIALS Total	—	48,810,612	—	48,810,612
INDUSTRIALS
Aerospace & Defense	—	825,399	—	825,399
Machinery	—	276,872	—	276,872
Transportation	—	3,984,256	—	3,984,256
INDUSTRIALS Total	—	5,086,527	—	5,086,527
TECHNOLOGY
Office/Business Equipment	—	874,000	—	874,000
TECHNOLOGY TOTAL	—	874,000	—	874,000
UTILITIES
Electric	—	14,295,935	—	14,295,935
Gas	—	1,876,135	—	1,876,135
UTILITIES Total	—	16,172,070	—	16,172,070
Total Corporate Fixed-Income Bonds & Notes	—	129,343,168	—	129,343,168
Mortgage-Backed Securities	—	160,314,087	—	106,314,087

Government & Agency Obligations
FOREIGN GOVERNMENT OBLIGATIONS	—	9,587,051	—	9,587,051
U.S. Government Agencies	—	8,732,393	—	8,732,393
U.S. Government Obligations	75,030,486	3,435,848	—	78,466,334
Total Government & Agency Obligations	75,030,486	21,755,292	—	96,785,778
Commercial Mortgage-Backed Securities	—	68,742,027	—	68,742,027

Asset-Backed Securities	—	47,147,504	—	47,147,504

Collateralized Mortgage Obligations
Agency	—	2,504,038	—	2,504,038
Total Collateralized Mortgage Obligations	—	2,504,038	—	2,504,038
Municipal Bond
California	—	466,099	—	466,099
Total Municipal Bond	—	466,099	—	466,099
Short-Term Obligation
Repurchase Agreement	—	19,367,000	—	19,367,000
Total Short-Term Obligation	—	19,367,000	—	19,367,000
Total Investments	75,030,486	449,639,215	—	524,669,701
Futures contracts	(199,017)	—	—	(199,017)
Credit default swap contracts	—	(20,662)	—	(20,662)
Total	$74,831,469	$449,618,553	$—	$524,450,022

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

14

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid, amounted to $21,119,321, which represents 4.0% of net assets.

(c)	A portion of this security is pledged as collateral for credit default swaps. At June 30, 2009, the total market value of the securities pledged amounted to $1,010,442.

(d)	Perpetual Maturity. Maturity date presented represents the next call date.

(e)

The issuer has filed for bankruptcy protection under Chapter 11and is in default of certain debt covenants. Income is not being accrued. At June 30, 2009, the value of this security represents 0.1% of net assets.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)	Zero coupon bond.

(h)	A portion of this security with a market value of $594,187 is pledged as collateral for open futures contracts.

(i)	Cost for federal income tax purposes is $526,189,803.

(j)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$10,490,599	$(12,010,701)	$(1,520,102)

At June 30, 2009, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
5 Year U.S. Treasury Notes	650	$74,567,188	$73,298,917	Sept-2009	$1,268,271

At June 30, 2009, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10 Year U.S. Treasury Notes	500	$58,132,813	$56,665,525	Sept-2009	$(1,467,288)

At June 30, 2009, the Fund had entered into the following credit default swap contracts:

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premiums Received	Value of Contract
Barclays Capital	Macy’s Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	$3,155,000	$(128,324)	$(26,972)
Barclays Capital	HSBC Finance Corp. 7.500% 05/15/12	Buy	5.000%	06/20/14	660,000	(27,059)	6,310
							$(20,662)

Acronym	Name
MTN	Medium-Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

15

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia Emerging Markets Fund

		Shares	Value ($)*
Common Stocks — 92.6%
CONSUMER DISCRETIONARY — 6.6%
Auto Components — 1.4%
	Hyundai Mobis	38,005	3,313,454
	Nokian Renkaat OYJ	70,056	1,320,889
Auto Components Total			4,634,343
Automobiles — 1.1%
	Hero Honda Motors Ltd.	50,183	1,460,939
	PT Astra International Tbk	909,000	2,115,394
Automobiles Total			3,576,333
Diversified Consumer Services — 0.5%
	MegaStudy Co. Ltd.	9,475	1,705,534
Diversified Consumer Services Total			1,705,534
Hotels, Restaurants & Leisure — 1.6%
	Formosa International Hotels Corp.	79,000	1,104,038
	Genting Malysia Bhd	3,576,200	2,735,112
	Melco Crown Entertainment Ltd., ADR (a)	123,954	557,793
	Shangri-La Asia Ltd.	584,000	865,725
Hotels, Restaurants & Leisure Total			5,262,668
Household Durables — 0.3%
	Woongjin Coway Co., Ltd.	44,330	1,075,691
Household Durables Total			1,075,691
Leisure Equipment & Products — 0.3%
	Giant Manufacturing Co., Ltd.	378,000	910,241
Leisure Equipment & Products Total			910,241
Media — 0.5%
	Naspers Ltd.	63,600	1,676,217
Media Total			1,676,217
Multiline Retail — 0.3%
	Golden Eagle Retail Group Ltd.	798,000	925,484
Multiline Retail Total			925,484
Specialty Retail — 0.2%
	Belle International Holdings Ltd.	814,000	705,198
Specialty Retail Total			705,198

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (CONTINUED)
Textiles, Apparel & Luxury Goods — 0.4%
	Ports Design Ltd.	547,500	1,266,076
Textiles, Apparel & Luxury Goods Total			1,266,076
CONSUMER DISCRETIONARY TOTAL			21,737,785
CONSUMER STAPLES — 4.6%
Beverages — 0.9%
	Anadolu Efes Biracilik Ve Malt Sanayii AS	214,208	1,924,926
	Fomento Economico Mexicano SAB de CV, ADR	33,681	1,085,876
Beverages Total			3,010,802
Food & Staples Retailing — 1.4%
	BIM Birlesik Magazalar AS	83,026	2,905,756
	Magnit OAO, GDR (a)(b)(c)	63,784	566,402
	Massmart Holdings Ltd.	103,118	1,073,197
Food & Staples Retailing Total			4,545,355
Food Products — 0.6%
	PT Bisi International (a)	3,380,500	613,634
	Want Want China Holdings Ltd.	2,391,000	1,338,062
Food Products Total			1,951,696
Household Products — 1.0%
	Hindustan Unilever Ltd.	311,798	1,748,535
	Hypermarcas SA (a)	131,200	1,627,027
Household Products Total			3,375,562
Tobacco — 0.7%
	ITC Ltd.	181,359	725,617
	KT&G Corp.	30,723	1,735,285
Tobacco Total			2,460,902
CONSUMER STAPLES TOTAL			15,344,317
ENERGY — 11.2%
Energy Equipment & Services — 0.4%
	KNM Group Bhd	5,475,900	1,316,153
Energy Equipment & Services Total			1,316,153
Oil, Gas & Consumable Fuels — 10.8%
	Cairn India Ltd. (a)	425,684	2,061,971
	CNOOC Ltd.	4,695,000	5,781,091
	Gazprom OAO, ADR	316,188	6,402,807
	LUKOIL, ADR	136,104	6,041,424
	OGX Petroleo e Gas Participacoes SA	1,500	764,874

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (CONTINUED)
Oil, Gas & Consumable Fuels — (continued)
	PT Tambang Batubara Bukit Asam Tbk	1,423,000	1,612,044
	Rosneft Oil Co., GDR (a)	691,844	3,775,409
	Sasol Ltd.	113,787	3,998,578
	Straits Asia Resources Ltd.	2,552,000	3,058,925
	Yanzhou Coal Mining Co., Ltd., Class H	1,814,000	2,496,003
Oil, Gas & Consumable Fuels Total			35,993,126
ENERGY TOTAL			37,309,279
FINANCIALS — 21.4%
Commercial Banks — 14.8%
	Banco Bradesco SA, ADR	37,207	549,547
	Banco Santander Chile, ADR	43,086	2,011,685
	Bangkok Bank PCL, Foreign Registered Shares	991,500	3,119,229
	Bank of China Ltd., Class H	9,762,000	4,625,556
	Bank Rakyat Indonesia	2,775,000	1,705,018
	China Construction Bank Corp., Class H	8,413,000	6,493,376
	HDFC Bank Ltd., ADR	31,567	3,255,505
	ICICI Bank Ltd., ADR	140,784	4,153,128
	Industrial & Commercial Bank of China, Class H	7,683,000	5,345,491
	Itau Unibanco Holding SA, ADR	470,660	7,450,548
	Kasikornbank PCL, Foreign Registered Shares	892,400	1,719,277
	PT Bank Central Asia Tbk	4,415,000	1,522,224
	Siam Commercial Bank PCL, Foreign Registered Shares	941,900	2,025,071
	Standard Bank Group Ltd.	143,000	1,647,486
	Turkiye Garanti Bankasi AS (a)	1,116,800	3,004,490
	Turkiye Is Bankasi, Class C	279,147	816,674
Commercial Banks Total			49,444,305
Diversified Financial Services — 1.5%
	BM&F BOVESPA SA	531,200	3,193,435
	Bolsa Mexicana de Valores SA de CV (a)	713,800	653,184
	Hong Kong Exchanges & Clearing Ltd.	67,000	1,040,329
Diversified Financial Services Total			4,886,948
Insurance — 2.7%
	China Life Insurance Co., Ltd., Class H	1,566,000	5,822,759
	Ping An Insurance Group Co., Ltd., Class H	451,000	3,041,793
Insurance Total			8,864,552

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Real Estate Management & Development — 2.4%
	China Overseas Land & Investment Ltd.	1,657,440	3,811,908
	China Vanke Co., Ltd., Class B	2,549,180	3,678,423
	DLF Ltd.	79,900	520,229
Real Estate Management & Development Total			8,010,560
FINANCIALS TOTAL			71,206,365
HEALTH CARE — 3.1%
Pharmaceuticals — 3.1%
	Pharmstandard, Series S, GDR (a)(b)(c)	26,577	401,313
	Richter Gedeon Nyrt.	4,252	763,428
	Teva Pharmaceutical Industries Ltd., ADR	186,675	9,210,544
Pharmaceuticals Total			10,375,285
HEALTH CARE TOTAL			10,375,285
INDUSTRIALS — 7.4%
Airlines — 1.0%
	Lan Airlines SA, ADR	102,384	1,231,679
	Turk Hava Yollari	1,445,000	2,164,167
Airlines Total			3,395,846
Construction & Engineering — 3.0%
	Aveng Ltd.	136,073	617,027
	CTCI Corp.	5,153,000	4,543,186
	Hyundai Development Co.	42,100	1,325,737
	Murray & Roberts Holdings Ltd.	309,000	2,013,141
	Tekfen Holding AS (a)	591,113	1,351,474
Construction & Engineering Total			9,850,565
Electrical Equipment — 2.2%
	Bharat Heavy Electricals Ltd.	66,309	3,075,774
	LS Cable Ltd.	26,661	1,966,760
	Zhuzhou CSR Times Electric Co., Ltd., Class H	1,621,000	2,281,078
Electrical Equipment Total			7,323,612
Machinery — 0.3%
	China South Locomotive and Rolling Stock Corp., Class H	1,433,604	845,154
Machinery Total			845,154
Road & Rail — 0.6%
	All America Latina Logistica SA	345,200	2,126,340
Road & Rail Total			2,126,340

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Transportation Infrastructure — 0.3%
	Cia de Concessoes Rodoviarias	53,000	850,110
Transportation Infrastructure Total			850,110
INDUSTRIALS TOTAL			24,391,627
INFORMATION TECHNOLOGY — 13.6%
Computers & Peripherals — 0.3%
	Acer, Inc.	441,000	763,415
Computers & Peripherals Total			763,415
Electronic Equipment, Instruments & Components — 2.7%
	AU Optronics Corp., ADR	105,244	1,018,762
	HON HAI Precision Industry Co., Ltd.	1,824,099	5,614,914
	LG Display Co., Ltd., ADR	55,067	687,787
	Suprema, Inc.	38,036	1,754,126
Electronic Equipment, Instruments & Components Total			9,075,589
Internet Software & Services — 1.2%
	NHN Corp. (a)	13,337	1,842,836
	Sohu.com, Inc. (a)	12,013	754,777
	Tencent Holdings Ltd.	118,600	1,375,542
Internet Software & Services Total			3,973,155
IT Services — 3.3%
	Companhia Brasileira de Meios de Pagamento (a)	300,000	2,579,740
	Infosys Technologies Ltd.	19,986	739,851
	Infosys Technologies Ltd., ADR	74,438	2,737,830
	Redecard SA	315,800	4,859,081
IT Services Total			10,916,502
Semiconductors & Semiconductor Equipment — 6.1%
	Samsung Electronics Co., Ltd.	24,185	11,200,628
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,061,881	3,425,065
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	474,126	4,461,526
	United Microelectronics Corp.	1,877,000	625,060
	United Microelectronics Corp., ADR	233,875	617,430
Semiconductors & Semiconductor Equipment Total			20,329,709
INFORMATION TECHNOLOGY TOTAL			45,058,370
MATERIALS — 14.9%
Chemicals — 1.6%
	Hyosung Corp.	17,203	1,257,182
	Israel Chemicals Ltd.	415,748	4,092,437
Chemicals Total			5,349,619

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (CONTINUED)
Construction Materials — 1.3%
	Pretoria Portland Cement Co., Ltd.	226,115	852,016
	PT Indocement Tunggal Prakarsa Tbk	4,677,700	3,541,455
Construction Materials Total			4,393,471
Metals & Mining — 12.0%
	Angang Steel Co., Ltd., Class H	935,673	1,543,892
	AngloGold Ashanti Ltd., ADR	37,048	1,357,068
	ArcelorMittal South Africa Ltd.	154,719	1,919,852
	BHP Billiton Ltd., ADR	54,768	2,997,453
	China Molybdenum Co., Ltd., Class H	2,047,000	1,468,791
	China Zhongwang Holdings Ltd. (a)	2,634,209	3,623,289
	Cia de Minas Buenaventura SA, ADR	34,762	835,331
	Cia Siderurgica Nacional SA	38,600	859,266
	Eastern Platinum Ltd. (a)	1,200,000	536,474
	Freeport-McMoRan Copper & Gold, Inc.	18,239	913,956
	Gold Fields Ltd., ADR	133,521	1,608,928
	Harmony Gold Mining Co., Ltd. (a)	139,475	1,442,802
	Impala Platinum Holdings Ltd.	123,954	2,745,220
	Maanshan Iron & Steel, Class H (a)	1,733,784	1,085,847
	Novolipetsk Steel OJSC, GDR (b)(c)	90,361	1,852,401
	POSCO	8,281	2,742,524
	Steel Authority Of India Ltd.	499,642	1,594,132
	Sterlite Industries India Ltd.	117,346	1,491,642
	Vale SA	527,400	9,285,685
Metals & Mining Total			39,904,553
MATERIALS TOTAL			49,647,643
TELECOMMUNICATION SERVICES — 8.4%
Diversified Telecommunication Services — 1.4%
	Chunghwa Telecom Co., Ltd., ADR	174,032	3,451,055
	Vimpel-Communications, ADR	99,503	1,171,150
Diversified Telecommunication Services Total			4,622,205
Wireless Telecommunication Services — 7.0%
	America Movil SAB de CV, Series L, ADR	101,157	3,916,799
	China Mobile Ltd., ADR	131,725	6,596,788
	Millicom International Cellular SA (a)	18,072	1,016,731
	Mobile TeleSystems OJSC, ADR	27,143	1,002,391
	MTN Group Ltd.	303,176	4,658,368
	Philippine Long Distance Telephone Co., ADR	62,647	3,114,809

6

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (CONTINUED)
Wireless Telecommunication Services — (continued)
	SK Telecom Co., Ltd.	19,090	2,606,286
	Turkcell Iletisim Hizmet AS, ADR	35,668	494,358
Wireless Telecommunication Services Total			23,406,530
TELECOMMUNICATION SERVICES TOTAL			28,028,735
UTILITIES — 1.4%
Gas Utilities — 1.4%
	PT Perusahaan Gas Negara	6,707,500	2,061,557
	Xinao Gas Holdings Ltd.	1,562,000	2,694,551
Gas Utilities Total			4,756,108
UTILITIES TOTAL			4,756,108

	Total Common Stocks (cost of $225,663,111)		307,855,514
Preferred Stock — 6.3%
ENERGY — 5.1%
Oil, Gas & Consumable Fuels — 5.1%
	Petroleo Brasileiro SA	1,020,100	16,893,210
Oil, Gas & Consumable Fuels Total			16,893,210
ENERGY TOTAL			16,893,210
MATERIALS — 0.5%
Metals & Mining — 0.5%
	Usinas Siderurgicas de Minas Gerais SA	85,300	1,811,347
Metals & Mining Total			1,811,347
MATERIALS TOTAL			1,811,347
UTILITIES — 0.7%
Electric Utilities — 0.7%
	Cia Energetica de Minas Gerais	172,213	2,315,801
Electric Utilities Total			2,315,801
UTILITIES TOTAL			2,315,801
	Total Preferred Stock (cost of $7,158,797)		21,020,358
Investment Company — 0.5%
	WisdomTree India Earnings Fund	91,600	1,589,260

	Total Investment Company (cost of $1,705,189)		1,589,260

7

		Par ($)	Value ($)
Short-Term Obligation — 1.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency Obligation maturing 11/17/15, market value $4,833,188 (repurchase proceeds $4,735,004)	4,735,000	4,735,000

	Total Short-Term Obligation (cost of $4,735,000)		4,735,000

	Total Investments — 100.8% (cost of $239,262,097)(d)(e)		335,200,132

	Other Assets & Liabilities, Net — (0.8)%		(2,571,759)

	Net Assets — 100.0%		332,628,373

8

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

9

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Auto Components	$—	$4,634,343	$—	$4,634,343
Automobiles	—	3,576,333	—	3,576,333
Diversified Consumer Services	—	1,705,534	—	1,705,534
Hotels, Restaurants & Leisure	557,793	4,704,875	—	5,262,668
Household Durables	—	1,075,691	—	1,075,691
Leisure Equipment & Products	—	910,241	—	910,241
Media	—	1,676,217	—	1,676,217
Multiline Retail	—	925,484	—	925,484
Specialty Retail	—	705,198	—	705,198
Textiles, Apparel & Luxury Goods	—	1,266,076	—	1,266,076
Consumer Discretionary Total	557,793	21,179,992	—	21,737,785
Consumer Staples
Beverages	1,085,876	1,924,926	—	3,010,802
Food & Staples Retailing	—	4,545,355	—	4,545,355
Food Products	—	1,951,696	—	1,951,696
Household Products	1,627,027	1,748,535	—	3,375,562
Tobacco	—	2,460,902	—	2,460,902
Consumer Staples Total	2,712,903	12,631,414	—	15,344,317
Energy
Energy Equipment & Services	—	1,316,153	—	1,316,153
Oil, Gas & Consumable Fuels	16,984,514	19,008,612	—	35,993,126
Energy Total	16,984,514	20,324,765	—	37,309,279
Financials
Commercial Banks	17,420,413	32,023,892	—	49,444,305
Diversified Financial Services	3,846,619	1,040,329	—	4,886,948
Insurance	—	8,864,552	—	8,864,552
Real Estate Management & Development	—	8,010,560	—	8,010,560
Financials Total	21,267,032	49,939,333	—	71,206,365
Health Care
Pharmaceuticals	9,210,544	1,164,741	—	10,375,285
Health Care Total	9,210,544	1,164,741	—	10,375,285
Industrials
Airlines	1,231,679	2,164,167	—	3,395,846
Construction & Engineering	—	9,850,565	—	9,850,565
Electrical Equipment	—	7,323,612	—	7,323,612
Machinery	—	845,154	—	845,154
Road & Rail	2,126,340	—	—	2,126,340
Transportation Infrastructure	850,110	—	—	850,110
Industrials Total	4,208,129	20,183,498	—	24,391,627
Information Technology
Computers & Peripherals	—	763,415	—	763,415
Electronic Equipment, Instruments & Components	1,706,549	7,369,040	—	9,075,589
Internet Software & Services	754,777	3,218,378	—	3,973,155
IT Services	10,176,651	739,851	—	10,916,502
Semiconductors & Semiconductor Equipment	5,078,956	15,250,753	—	20,329,709
Information Technology Total	17,716,933	27,341,437	—	45,058,370
MATERIALS
Chemicals	—	5,349,619	—	5,349,619
Construction Materials	—	4,393,471	—	4,393,471
Metals & Mining	18,394,161	21,510,392	—	39,904,553
MATERIALS TOTAL	18,394,161	31,253,482	—	49,647,643
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services	4,622,205	—	—	4,622,205
Wireless Telecommunication Services	16,141,876	7,264,654	—	23,406,530
TELECOMMUNICATION SERVICES Total	20,764,081	7,264,654	—	28,028,735
Utilities
Gas Utilities	—	4,756,108	—	4,756,108
Utilities Total	—	4,756,108	—	4,756,108
Total Common Stocks	111,816,090	196,039,424	—	307,855,514

10

Preferred Stock
Energy
Oil, Gas & Consumable Fuels	16,893,210	—	—	16,893,210
Energy Total	16,893,210	—	—	16,893,210
MATERIALS
Metals & Mining	1,811,347	—	—	1,811,347
MATERIALS TOTAL	1,811,347	—	—	1,811,347
Utilities
Electric Utilities	2,315,801	—	—	2,315,801
Utilities Total	2,315,801	—	—	2,315,801
Total Preferred Stock	21,020,358	—	—	21,020,358
Investment Company	1,589,260	—	—	1,589,260
Short-Term Obligation
Repurchase Agreement	—	4,735,000	—	4,735,000
Total Short-Term Obligation	—	4,735,000	—	4,735,000
Total Investments	134,425,708	200,774,424	—	335,200,132
Total	$134,425,708	$200,774,424	$—	$335,200,132

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid, amounted to $2,820,116, which represents 0.9% of net assets.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $2,820,116, which represents 0.9% of net assets.

(d)	Cost for federal income tax purposes is $239,262,097.

(e)	Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$100,292,824	$(4,354,789)	$95,938,035

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

11

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia Energy and Natural Resources Fund

	Shares	Value ($)*
Common Stocks — 90.4%
ENERGY — 59.2%
Energy Equipment & Services — 13.4%
Halliburton Co.	650,000	13,455,000
Schlumberger Ltd.	275,000	14,880,250
Smith International, Inc.	250,000	6,437,500
Transocean Ltd. (a)	200,000	14,858,000
Weatherford International Ltd. (a)	700,000	13,692,000
Energy Equipment & Services Total		63,322,750
Oil, Gas & Consumable Fuels — 45.8%
Anadarko Petroleum Corp.	250,000	11,347,500
Apache Corp.	100,000	7,215,000
Arena Resources, Inc. (a)	250,000	7,962,500
BP PLC, ADR	100,000	4,768,000
Brigham Exploration Co. (a)	1,100,000	3,839,000
Chesapeake Energy Corp.	400,000	7,932,000
Chevron Corp.	200,000	13,250,000
CONSOL Energy, Inc.	100,000	3,396,000
Devon Energy Corp.	100,000	5,450,000
EOG Resources, Inc.	175,000	11,886,000
EXCO Resources, Inc. (a)	350,000	4,522,000
Exxon Mobil Corp.	250,000	17,477,500
Hess Corp.	175,000	9,406,250
Newfield Exploration Co. (a)	200,000	6,534,000
Noble Energy, Inc.	175,000	10,319,750
Northern Oil And Gas, Inc. (a)	1,194,135	7,606,640
Occidental Petroleum Corp.	200,000	13,162,000
Gasco Energy, Inc. (a)	1,900,000	532,000
Oilsands Quest, Inc. (a)	2,800,000	2,688,000
Peabody Energy Corp.	150,000	4,524,000
PetroHawk Energy Corp. (a)	250,000	5,575,000
Plains Exploration & Production Co. (a)	350,000	9,576,000
SandRidge Energy, Inc. (a)	700,000	5,964,000
Southwestern Energy Co. (a)	200,000	7,770,000
Suncor Energy, Inc.	450,000	13,653,000
Total SA, ADR	150,000	8,134,500
Ultra Petroleum Corp. (a)	200,000	7,800,000

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (CONTINUED)
Oil, Gas & Consumable Fuels — (continued)
	XTO Energy, Inc.	100,000	3,814,000
Oil, Gas & Consumable Fuels Total			216,104,640
ENERGY TOTAL			279,427,390
INDUSTRIALS — 4.1%
Industrial Conglomerates — 2.6%
	3M Co.	200,000	12,020,000
Industrial Conglomerates Total			12,020,000
Transportation Infrastructure — 1.5%
	Aegean Marine Petroleum Network, Inc.	475,000	7,172,500
Transportation Infrastructure Total			7,172,500
INDUSTRIALS TOTAL			19,192,500
MATERIALS — 23.2%
Chemicals — 8.0%
	Monsanto Co.	100,000	7,434,000
	Praxair, Inc.	200,000	14,214,000
	Sociedad Quimica y Minera de Chile SA, ADR	225,000	8,142,750
	Solutia, Inc. (a)	1,361,537	7,842,453
Chemicals Total			37,633,203
Metals & Mining — 15.2%
	Alcoa, Inc.	900,000	9,297,000
	Barrick Gold Corp.	300,000	10,065,000
	BHP Billiton Ltd., ADR	250,000	13,682,500
	Freeport-McMoRan Copper & Gold, Inc.	150,000	7,516,500
	Steel Dynamics, Inc.	300,000	4,419,000
	United States Steel Corp.	450,000	16,083,000
	Vale SA, ADR	400,000	7,052,000
	Walter Energy, Inc.	100,000	3,624,000
Metals & Mining Total			71,739,000
MATERIALS TOTAL			109,372,203
UTILITIES — 3.9%
Gas Utilities — 1.7%
	EQT Corp.	225,000	7,854,750
Gas Utilities Total			7,854,750

2

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (CONTINUED)
Independent Power Producers & Energy Traders — 2.2%
	AES Corp. (a)	900,000	10,449,000
Independent Power Producers & Energy Traders Total			10,449,000
UTILITIES TOTAL			18,303,750

	Total Common Stocks (cost of $400,216,162)		426,295,843

		Par ($)
Short-Term Obligation — 8.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 04/26/17, market value $40,218,750 (repurchase proceeds $39,427,033)	39,427,000	39,427,000

	Total Short-Term Obligation (cost of $39,427,000)		39,427,000

	Total Investments — 98.8% (cost of $439,643,162)(b)(c)		465,722,843

	Other Assets & Liabilities, Net — 1.2%		5,753,302

	Net Assets — 100.0%		471,476,145

3

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

4

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Energy
Energy Equipment & Services	$63,322,750	$—	$—	$63,322,750
Oil, Gas & Consumable Fuels	216,104,640	—	—	216,104,640
Energy Total	279,427,390	—	—	279,427,390
Industrials
Industrial Conglomerates	12,020,000	—	—	12,020,000
Transportation Infrastructure	7,172,500	—	—	7,172,500
Industrials Total	19,192,500	—	—	19,192,500
Materials
Chemicals	37,633,203	—	—	37,633,203
Metals & Mining	71,739,000	—	—	71,739,000
Materials Total	109,372,203	—	—	109,372,203
Utilities
Gas Utilities	7,854,750	—	—	7,854,750
Independent Power Producers & Energy Traders	10,449,000	—	—	10,449,000
Utilities Total	18,303,750	—	—	18,303,750
Total Common Stocks	426,295,843	—	—	426,295,843
Short-Term Obligation
Repurchase Agreement	—	39,427,000	—	39,427,000
Total Short-Term Obligation	—	39,427,000	—	39,427,000
Total Investments	426,295,843	39,427,000	—	465,722,843
Total	$426,295,843	$39,427,000	$—	$465,722,843

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $439,643,162.

(c)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$44,370,723	$(18,291,042)	$26,079,681

Acronym	Name
ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia Income Fund

			Par ($) (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 90.5%
BASIC MATERIALS — 2.7%
Chemicals — 0.7%
Chemtura Corp.
	6.875% 06/01/16(b)		390,000	282,750
Huntsman International LLC
	6.875% 11/15/13(c)	EUR	170,000	174,094
	7.875% 11/15/14		475,000	376,437
Ineos Group Holdings PLC
	8.500% 02/15/16(c)		570,000	176,700
INVISTA
	9.250% 05/01/12(c)		540,000	508,950
Lubrizol Corp.
	6.500% 10/01/34		1,310,000	1,161,039
NOVA Chemicals Corp.
	6.500% 01/15/12		355,000	333,700
Terra Capital, Inc.
	7.000% 02/01/17		275,000	251,281
Chemicals Total				3,264,951
Forest Products & Paper — 0.4%
Cascades, Inc.
	7.250% 02/15/13		300,000	261,750
Clearwater Paper Corp.
	10.625% 06/15/16(c)		105,000	107,100
Domtar Corp.
	7.125% 08/15/15		455,000	379,925
Georgia-Pacific Corp.
	8.000% 01/15/24		795,000	675,750
NewPage Corp.
	10.000% 05/01/12		335,000	160,800
Westvaco Corp.
	8.200% 01/15/30		280,000	247,353
Forest Products & Paper Total				1,832,678
Iron/Steel — 1.1%
ArcelorMittal
	9.850% 06/01/19		1,255,000	1,354,411
Nucor Corp.
	5.000% 06/01/13		1,280,000	1,335,910
	5.850% 06/01/18		1,710,000	1,773,508
Russel Metals, Inc.
	6.375% 03/01/14		225,000	182,531

1

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (CONTINUED)
Iron/Steel — (continued)
Steel Dynamics, Inc.
	8.250% 04/15/16(c)	405,000	381,713
United States Steel Corp.
	7.000% 02/01/18	670,000	582,054
Iron/Steel Total			5,610,127
Metals & Mining — 0.5%
FMG Finance Ltd.
	10.625% 09/01/16(c)	615,000	590,400
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	1,200,000	1,209,000
Noranda Aluminium Holding Corp.
	PIK,
	7.163% 11/15/14(d)	355,461	131,965
Teck Resources Ltd.
	10.750% 05/15/19(c)	655,000	704,125
Metals & Mining Total			2,635,490
BASIC MATERIALS TOTAL			13,343,246
COMMUNICATIONS — 15.0%
Advertising — 0.1%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	100,000	87,500
	10.000% 07/15/17(c)	105,000	105,787
Advertising Total			193,287
Media — 6.3%
Cablevision Systems Corp.
	8.000% 04/15/12	670,000	663,300
Charter Communications Holdings II LLC
	10.250% 09/15/10(e)	655,000	691,025
Charter Communications Operating LLC / Charter Communications Operating Capital
	10.375% 04/30/14(c)(e)	545,000	521,837
CMP Susquehanna Corp.
	3.826% 05/15/14(f)	30,000	13,500
Comcast Corp.
	5.700% 05/15/18	3,535,000	3,553,994
	6.550% 07/01/39	4,720,000	4,711,934
	6.950% 08/15/37	5,080,000	5,296,809
CSC Holdings, Inc.
	8.500% 06/15/15(c)	85,000	83,513
	8.625% 02/15/19(c)	165,000	160,463

2

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Media — (continued)
DirecTV Holdings LLC
	6.375% 06/15/15	730,000	675,250
EchoStar DBS Corp.
	6.625% 10/01/14	905,000	834,862
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(c)	241,500	41,055
News America, Inc.
	6.400% 12/15/35	1,780,000	1,557,918
	6.550% 03/15/33	500,000	447,514
Nielsen Finance LLC
	11.500% 05/01/16(c)	265,000	257,713
Quebecor Media, Inc.
	7.750% 03/15/16	745,000	675,156
Time Warner, Inc.
	6.875% 05/01/12(g)	5,330,000	5,701,741
TL Acquisitions, Inc.
	10.500% 01/15/15(c)	860,000	696,600
Viacom, Inc.
	5.750% 04/30/11	3,120,000	3,194,137
	6.875% 04/30/36	1,611,000	1,484,229
XM Satellite Radio, Inc.
	11.250% 06/15/13(c)	135,000	133,988
Media Total			31,396,538
Telecommunication Services — 8.6%
AT&T, Inc.
	5.625% 06/15/16	1,645,000	1,692,865
	6.550% 02/15/39	1,960,000	1,956,515
BellSouth Corp.
	5.200% 09/15/14	2,255,000	2,347,538
British Telecommunications PLC
	5.150% 01/15/13	3,575,000	3,562,666
	5.950% 01/15/18	3,400,000	3,064,223
Cisco Systems, Inc.
	5.900% 02/15/39	2,800,000	2,757,426
Citizens Communications Co.
	7.875% 01/15/27	610,000	488,000
Cricket Communications, Inc.
	9.375% 11/01/14	615,000	605,775
Crown Castle International Corp.
	9.000% 01/15/15	225,000	228,938

3

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Telecommunication Services — (continued)
Digicel Group Ltd.
	8.875% 01/15/15(c)	820,000	680,600
Hellas Telecommunications Luxembourg II
	6.881% 01/15/15(c)(d)	245,000	62,475
Inmarsat Finance PLC
	7.625% 06/30/12	150,000	146,250
	10.375% 11/15/12	530,000	548,550
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16	1,215,000	1,239,300
Lucent Technologies, Inc.
	6.450% 03/15/29	1,085,000	615,737
MetroPCS Wireless, Inc.
	9.250% 11/01/14	615,000	611,156
Nextel Communications, Inc.
	7.375% 08/01/15	650,000	518,375
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16(c)	385,000	371,525
Orascom Telecom Finance SCA
	7.875% 02/08/14(c)	220,000	185,900
Qwest Communications International, Inc.
	7.500% 02/15/14	670,000	611,375
Qwest Corp.
	7.500% 10/01/14	720,000	686,700
	7.500% 06/15/23	570,000	453,150
Syniverse Technologies, Inc.
	7.750% 08/15/13	280,000	263,200
Telefonica Emisiones SAU
	6.221% 07/03/17	760,000	804,053
	6.421% 06/20/16	3,125,000	3,341,284
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	325,000	322,563
Verizon Communications, Inc.
	8.950% 03/01/39	2,000,000	2,525,636
Verizon Wireless Capital LLC
	5.550% 02/01/14(c)	6,760,000	7,176,605
	8.500% 11/15/18(c)	2,095,000	2,503,720
Virgin Media Finance PLC
	9.500% 08/15/16	355,000	349,675

4

			Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Telecommunication Services — (continued)
West Corp.
	11.000% 10/15/16		565,000	471,775
Wind Acquisition Finance SA
	10.750% 12/01/15(c)		65,000	65,000
	PIK,
	8.357% 12/21/11(h)		683,628	685,338
Windstream Corp.
	8.625% 08/01/16		870,000	833,025
Telecommunication Services Total				42,776,913
COMMUNICATIONS TOTAL				74,366,738
CONSUMER CYCLICAL — 5.3%
Airlines — 0.6%
Continental Airlines, Inc.
	7.461% 04/01/15		3,308,846	2,911,784
Airlines Total				2,911,784
Apparel — 0.1%
Levi Strauss & Co.
	9.750% 01/15/15		525,000	515,813
Apparel Total				515,813
Auto Manufacturers — 0.0%
General Motors Corp.
	7.200% 01/15/11		390,000	48,750
	8.375% 07/15/33		810,000	103,275
Auto Manufacturers Total				152,025
Auto Parts & Equipment — 0.2%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15		430,000	425,700
	10.500% 05/15/16		130,000	131,300
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(b)	EUR	340,000	9,539
TRW Automotive, Inc.
	7.000% 03/15/14(c)		305,000	219,600
Auto Parts & Equipment Total				786,139
Entertainment — 0.2%
Pinnacle Entertainment, Inc.
	7.500% 06/15/15		215,000	183,825
Six Flags, Inc.
	9.625% 06/01/14(b)		259,000	36,260
WMG Acquisition Corp.
	7.375% 04/15/14		285,000	241,181
	9.500% 06/15/16(c)		40,000	39,800

5

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (CONTINUED)
Entertainment — (continued)
WMG Holdings Corp.
	(i) 12/15/14 (9.500% 12/15/09)	385,000	302,225
Entertainment Total			803,291
Home Builders — 0.2%
D.R. Horton, Inc.
	5.625% 09/15/14	445,000	380,475
	5.625% 01/15/16	185,000	151,700
KB Home
	5.875% 01/15/15	605,000	511,225
Ryland Group, Inc.
	8.400% 05/15/17	180,000	172,800
Home Builders Total			1,216,200
Lodging — 0.6%
Boyd Gaming Corp.
	6.750% 04/15/14	425,000	344,250
	7.125% 02/01/16	40,000	29,650
Harrah’s Operating Co., Inc.
	10.000% 12/15/18(c)	282,000	162,150
Harrahs Operating Escrow
	11.250% 06/01/17(c)	280,000	264,600
Jacobs Entertainment, Inc.
	9.750% 06/15/14	320,000	265,600
Majestic Star LLC
	9.750% 01/15/11(b)	480,000	58,800
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(c)	485,000	242,500
MGM Mirage
	6.750% 09/01/12	735,000	521,850
Seminole Indian Tribe of Florida
	7.804% 10/01/20(c)	565,000	476,724
Snoqualmie Entertainment Authority
	5.384% 02/01/14(c)(d)	70,000	33,600
	9.125% 02/01/15(c)	240,000	124,800
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	445,000	381,588
Lodging Total			2,906,112
Retail — 3.4%
AmeriGas Partners LP
	7.125% 05/20/16	465,000	425,475

6

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (CONTINUED)
Retail — (continued)
	7.250% 05/20/15	105,000	98,438
Best Buy Co., Inc.
	6.750% 07/15/13	2,960,000	3,063,881
CVS Pass-Through Trust
	5.298% 01/11/27(c)	1,971,806	1,573,699
	6.036% 12/10/28(c)	2,418,563	2,066,468
	8.353% 07/10/31(c)	3,515,000	3,623,812
Dollar General Corp.
	PIK,
	11.875% 07/15/17	585,000	631,800
GameStop Corp. / GameStop, Inc.
	8.000% 10/01/12	290,000	292,175
Hanesbrands, Inc.
	4.593% 12/15/14(d)	315,000	253,575
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	190,000	180,975
	8.750% 03/01/15(c)	320,000	312,800
Ltd. Brands, Inc.
	8.500% 06/15/19(c)	150,000	143,713
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	645,000	587,087
McDonald’s Corp.
	5.000% 02/01/19	440,000	451,084
	5.700% 02/01/39	1,460,000	1,445,498
New Albertsons, Inc.
	8.000% 05/01/31	420,000	360,150
Phillips-Van Heusen Corp.
	8.125% 05/01/13	210,000	206,325
Rite Aid Corp.
	9.500% 06/15/17	610,000	396,500
Starbucks Corp.
	6.250% 08/15/17	725,000	728,598
Toys R US, Inc.
	7.375% 10/15/18	370,000	264,550
Retail Total			17,106,603
CONSUMER CYCLICAL TOTAL			26,397,967
CONSUMER NON-CYCLICAL — 8.5%
Agriculture — 0.1%
Reynolds American, Inc.
	7.625% 06/01/16	325,000	325,974
Agriculture Total			325,974

7

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Beverages — 1.9%
Anheuser-Busch InBev Worldwide, Inc.
	7.750% 01/15/19(c)(g)	1,845,000	2,017,795
	8.000% 11/15/39(c)	2,270,000	2,474,486
	8.200% 01/15/39(c)	755,000	840,823
Bottling Group LLC
	5.125% 01/15/19	1,470,000	1,498,279
Constellation Brands, Inc.
	8.125% 01/15/12	548,000	548,000
Cott Beverages, Inc.
	8.000% 12/15/11	255,000	237,150
SABMiller PLC
	6.200% 07/01/11(c)	1,500,000	1,581,759
Beverages Total			9,198,292
Biotechnology — 0.7%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	290,000	286,012
	8.000% 09/15/16(c)	75,000	74,250
Genentech, Inc.
	4.400% 07/15/10	2,900,000	2,983,471
Biotechnology Total			3,343,733
Commercial Services — 0.6%
ACE Cash Express, Inc.
	10.250% 10/01/14(c)	220,000	99,000
ARAMARK Corp.
	8.500% 02/01/15	500,000	485,000
Ashtead Holdings PLC
	8.625% 08/01/15(c)	365,000	311,162
Corrections Corp. of America
	6.250% 03/15/13	315,000	298,462
GEO Group, Inc.
	8.250% 07/15/13	355,000	346,125
Iron Mountain, Inc.
	8.000% 06/15/20	450,000	418,500
Rental Service Corp.
	9.500% 12/01/14	290,000	232,725
Service Corp. International
	6.750% 04/01/16	325,000	293,313

8

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Commercial Services — (continued)
United Rentals North America, Inc.
	6.500% 02/15/12	340,000	329,800
Commercial Services Total			2,814,087
Food — 1.7%
Campbell Soup Co.
	4.500% 02/15/19	2,140,000	2,103,838
ConAgra Foods, Inc.
	7.000% 10/01/28	2,560,000	2,543,583
Del Monte Corp.
	6.750% 02/15/15	270,000	255,825
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14(c)	525,000	496,125
Kroger Co.
	8.000% 09/15/29	1,716,000	1,929,870
Pinnacle Foods Finance LLC
	9.250% 04/01/15	535,000	484,175
Reddy Ice Holdings, Inc.
	10.500% 11/01/12	280,000	173,600
Smithfield Foods, Inc.
	10.000% 07/15/14(c)	325,000	320,938
Tyson Foods, Inc.
	10.500% 03/01/14(c)	325,000	352,625
Food Total			8,660,579
Healthcare Products — 0.2%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	1,045,000	1,011,038
Healthcare Products Total			1,011,038
Healthcare Services — 1.2%
Community Health Systems, Inc.
	8.875% 07/15/15	835,000	818,300
Coventry Health Care, Inc.
	5.875% 01/15/12	185,000	176,972
DaVita, Inc.
	7.250% 03/15/15	295,000	277,300
HCA, Inc.
	9.250% 11/15/16	295,000	290,575
	PIK,
	9.625% 11/15/16	1,772,000	1,754,280
Healthsouth Corp.
	10.750% 06/15/16	270,000	271,350

9

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Healthcare Services — (continued)
U.S. Oncology Holdings, Inc.
	PIK,
	6.904% 03/15/12(d)	329,000	277,182
U.S. Oncology, Inc.
	9.000% 08/15/12	200,000	204,500
	9.125% 08/15/17(c)	310,000	307,675
WellPoint, Inc.
	7.000% 02/15/19	1,485,000	1,535,144
Healthcare Services Total			5,913,278
Household Products/Wares — 0.3%
American Greetings Corp.
	7.375% 06/01/16	255,000	182,325
Clorox Co.
	5.950% 10/15/17	1,030,000	1,050,096
Jostens IH Corp.
	7.625% 10/01/12	275,000	274,313
Household Products/Wares Total			1,506,734
Pharmaceuticals — 1.8%
Abbott Laboratories
	5.600% 05/15/11	1,000,000	1,068,393
Elan Finance PLC
	4.883% 11/15/11(d)	265,000	231,875
	8.875% 12/01/13	280,000	256,200
Novartis Securities Investment Ltd.
	5.125% 02/10/19	3,525,000	3,606,378
Omnicare, Inc.
	6.750% 12/15/13	440,000	396,000
	6.875% 12/15/15	50,000	45,125
Valeant Pharmaceuticals International
	8.375% 06/15/16(c)	200,000	198,500
Warner Chilcott Corp.
	8.750% 02/01/15	635,000	631,825

10

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Pharmaceuticals — (continued)
Wyeth
	6.500% 02/01/34	2,500,000	2,762,545
Pharmaceuticals Total			9,196,841
CONSUMER NON-CYCLICAL TOTAL			41,970,556
ENERGY — 12.0%
Coal — 0.3%
Arch Western Finance LLC
	6.750% 07/01/13	550,000	501,875
Massey Energy Co.
	6.875% 12/15/13	760,000	695,400
Coal Total			1,197,275
Oil & Gas — 6.3%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	1,825,000	1,821,649
Chesapeake Energy Corp.
	6.375% 06/15/15	1,085,000	965,650
	9.500% 02/15/15	90,000	90,675
Cimarex Energy Co.
	7.125% 05/01/17	500,000	440,000
Compton Petroleum Corp.
	7.625% 12/01/13	380,000	210,900
Connacher Oil & Gas Ltd.
	11.750% 07/15/14(c)	250,000	241,250
Devon Energy Corp.
	6.300% 01/15/19	1,150,000	1,228,912
Forest Oil Corp.
	8.500% 02/15/14(c)	535,000	525,637
Frontier Oil Corp.
	8.500% 09/15/16	230,000	231,725
Gazprom International SA
	7.201% 02/01/20	105,148	99,102
	7.201% 02/01/20(c)	2,102,955	1,976,778
Hess Corp.
	7.300% 08/15/31	3,275,000	3,380,596
KCS Energy, Inc.
	7.125% 04/01/12	190,000	179,075
Marathon Oil Corp.
	6.000% 07/01/12	320,000	338,385
	7.500% 02/15/19	1,035,000	1,129,653

11

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Oil & Gas — (continued)
Newfield Exploration Co.
	6.625% 04/15/16	775,000	699,437
Nexen, Inc.
	5.875% 03/10/35	2,200,000	1,885,050
OPTI Canada, Inc.
	8.250% 12/15/14	730,000	481,800
Penn Virginia Corp.
	10.375% 06/15/16	255,000	259,463
PetroHawk Energy Corp.
	7.875% 06/01/15	710,000	656,750
Pioneer Natural Resources Co.
	5.875% 07/15/16	185,000	159,513
Qatar Petroleum
	5.579% 05/30/11(c)	466,725	474,117
Quicksilver Resources, Inc.
	7.125% 04/01/16	715,000	557,700
Range Resources Corp.
	7.500% 05/15/16	205,000	196,800
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(c)	266,900	265,504
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(c)	640,000	627,578
	5.838% 09/30/27(c)	1,200,000	1,005,468
Southwestern Energy Co.
	7.500% 02/01/18(c)	470,000	451,200
Talisman Energy, Inc.
	5.850% 02/01/37	3,615,000	3,085,540
	7.750% 06/01/19	4,666,000	5,168,967
Tesoro Corp.
	6.625% 11/01/15	420,000	376,950
United Refining Co.
	10.500% 08/15/12	270,000	210,600
Valero Energy Corp.
	6.625% 06/15/37	1,305,000	1,113,322
	6.875% 04/15/12	795,000	845,413
Oil & Gas Total			31,381,159
Oil & Gas Services — 0.7%
Seitel, Inc.
	9.750% 02/15/14	215,000	139,750

12

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Oil & Gas Services — (continued)
Smith International, Inc.
	9.750% 03/15/19	1,480,000	1,709,520
Weatherford International Ltd.
	7.000% 03/15/38	1,780,000	1,713,871
Oil & Gas Services Total			3,563,141
Pipelines — 4.7%
Atlas Pipeline Partners LP
	8.125% 12/15/15	220,000	157,300
El Paso Corp.
	6.875% 06/15/14	350,000	326,636
	7.250% 06/01/18	300,000	276,985
Enbridge Energy Partners LP
	7.500% 04/15/38	1,925,000	1,933,058
Energy Transfer Partners LP
	6.000% 07/01/13	4,735,000	4,816,972
	8.500% 04/15/14	600,000	672,991
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	1,185,000	1,197,701
	6.850% 02/15/20	530,000	543,256
	6.950% 01/15/38	1,765,000	1,709,740
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	490,000	420,175
MarkWest Energy Partners LP
	6.875% 11/01/14	185,000	154,475
	8.500% 07/15/16	435,000	374,100
ONEOK Partners LP
	6.850% 10/15/37	1,090,000	1,036,099
Plains All American Pipeline LP
	6.500% 05/01/18	4,750,000	4,806,582
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	2,635,000	2,444,624
TransCanada Pipelines Ltd.
	6.350% 05/15/67(d)	2,775,000	1,928,625
Williams Companies, Inc.
	7.625% 07/15/19	195,000	192,563

13

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Pipelines — (continued)
	7.875% 09/01/21	145,000	142,825
Pipelines Total			23,134,707
ENERGY TOTAL			59,276,282
FINANCIALS — 30.3%
Banks — 18.7%
American Express Centurion Bank
	4.375% 07/30/09	2,980,000	2,976,740
ANZ National International Ltd.
	6.200% 07/19/13(c)	5,105,000	5,259,028
Bank of New York Mellon Corp.
	5.450% 05/15/19	4,670,000	4,794,259
Barclays Bank PLC
	7.375% 06/15/49(c)(d)	3,215,000	2,085,882
Capital One Capital IV
	6.745% 02/17/37(d)	5,625,000	3,765,150
Capital One Financial Corp.
	5.700% 09/15/11	960,000	964,259
	7.375% 05/23/14	530,000	546,525
Chinatrust Commercial Bank
	5.625% 12/29/49(c)(d)	825,000	548,090
Citigroup, Inc.
	4.125% 02/22/10	1,590,000	1,590,390
	5.000% 09/15/14	7,700,000	6,455,049
	6.125% 08/25/36	6,800,000	5,063,729
	6.875% 03/05/38	2,000,000	1,766,332
Comerica Bank
	5.200% 08/22/17	2,200,000	1,692,370
	5.750% 11/21/16	2,985,000	2,408,134
Goldman Sachs Capital II
	5.793% 12/29/49(d)	605,000	368,717
Goldman Sachs Group, Inc.
	6.000% 05/01/14	2,165,000	2,259,524
HSBC Capital Funding LP
	9.547% 12/31/49(c)(d)	2,700,000	2,517,874
HSBC Holdings PLC
	6.800% 06/01/38	2,000,000	2,009,926
JPMorgan Chase Capital XVII
	5.850% 08/01/35	1,950,000	1,553,479
JPMorgan Chase Capital XX
	6.550% 09/29/36	4,705,000	3,739,642

14

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Banks — (continued)
KeyBank NA
	5.800% 07/01/14	1,695,000	1,572,872
Keycorp
	6.500% 05/14/13	3,485,000	3,472,182
Lloyds TSB Group PLC
	6.267% 12/31/49(c)(d)	1,695,000	576,300
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	1,765,000	1,550,856
Merrill Lynch & Co., Inc.
	5.700% 05/02/17(g)(j)	10,285,000	8,821,918
	6.050% 08/15/12(j)	670,000	671,771
	7.750% 05/14/38(j)	2,635,000	2,447,665
Morgan Stanley
	5.950% 12/28/17	880,000	844,413
	7.300% 05/13/19	1,010,000	1,047,319
National City Bank of Cleveland
	6.200% 12/15/11	575,000	590,928
National City Bank of Kentucky
	6.300% 02/15/11	1,020,000	1,032,253
National City Corp.
	6.875% 05/15/19	1,840,000	1,765,430
Northern Trust Co.
	6.500% 08/15/18	3,925,000	4,270,416
Northern Trust Corp.
	5.500% 08/15/13	2,005,000	2,125,699
SunTrust Preferred Capital I
	5.853% 12/31/49(d)	545,000	370,600
Union Planters Corp.
	4.375% 12/01/10	2,515,000	2,437,120
USB Capital IX
	6.189% 04/15/42(d)	3,840,000	2,592,000
Wachovia Capital Trust III
	5.800% 03/15/42(d)	4,825,000	2,895,000
Wachovia Corp.
	4.375% 06/01/10	1,225,000	1,254,584
Banks Total			92,704,425
Diversified Financial Services — 3.5%
Ameriprise Financial, Inc.
	7.300% 06/28/19	2,095,000	2,143,832

15

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Diversified Financial Services — (continued)
AMR Real Estate Partners, LP
	7.125% 02/15/13	225,000	203,063
CDX North America High Yield
	8.875% 06/29/13(c)	1,760,000	1,601,600
Eaton Vance Corp.
	6.500% 10/02/17	2,605,000	2,464,874
Ford Motor Credit Co.
	7.800% 06/01/12	1,025,000	881,932
	8.000% 12/15/16	425,000	324,925
Fund American Companies, Inc.
	5.875% 05/15/13	1,557,000	1,466,675
GMAC LLC
	6.875% 09/15/11(c)	694,000	607,250
	8.000% 11/01/31(c)	905,000	633,500
International Lease Finance Corp.
	4.750% 07/01/09	1,505,000	1,505,000
	4.875% 09/01/10	733,000	657,045
	5.625% 09/15/10	1,750,000	1,572,188
	5.650% 06/01/14	681,000	493,487
Lazard Group LLC
	7.125% 05/15/15	360,000	330,747
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13(b)(f)	8,075,000	1,292,000
	6.875% 05/02/18(b)(f)	600,000	96,000
Nuveen Investments, Inc.
	10.500% 11/15/15(c)	420,000	289,800
PF Export Receivables Master Trust
	3.748% 06/01/13(c)	512,564	525,486
Sears Roebuck Acceptance Corp.
	7.000% 02/01/11	150,000	145,500
Diversified Financial Services Total			17,234,904
Insurance — 6.6%
Asurion Corp.
	6.821% 07/02/15(d)(h)	365,000	326,070
Crum & Forster Holdings Corp.
	7.750% 05/01/17	490,000	425,075
HUB International Holdings, Inc.
	10.250% 06/15/15(c)	340,000	250,325
ING Groep NV
	5.775% 12/29/49(d)	2,679,000	1,567,215

16

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Insurance — (continued)
Liberty Mutual Group, Inc.
	7.500% 08/15/36(c)	4,010,000	2,763,451
	10.750% 06/15/58(c)(d)	2,200,000	1,584,000
Lincoln National Corp.
	8.750% 07/01/19	5,525,000	5,571,813
MetLife Capital Trust X
	9.250% 04/08/38(c)(d)	4,000,000	3,560,000
MetLife, Inc.
	6.750% 06/01/16	5,415,000	5,512,768
	10.750% 08/01/69	930,000	929,823
Principal Life Income Funding Trusts
	5.300% 04/24/13	5,875,000	5,861,505
Provident Companies, Inc.
	7.000% 07/15/18	120,000	95,754
Prudential Financial, Inc.
	4.500% 07/15/13	1,580,000	1,485,447
	4.750% 06/13/15	1,075,000	988,445
	7.375% 06/15/19	1,585,000	1,556,201
USI Holdings Corp.
	9.750% 05/15/15(c)	215,000	144,050
Insurance Total			32,621,942
Real Estate Investment Trusts (REITs) — 1.5%
Health Care Property Investors, Inc.
	7.072% 06/08/15	745,000	680,051
Highwoods Properties, Inc.
	5.850% 03/15/17	830,000	661,004
Hospitality Properties Trust
	5.625% 03/15/17	2,040,000	1,522,725
Host Marriott Corp.
	6.750% 06/01/16	405,000	351,337
Liberty Property LP
	5.500% 12/15/16	2,155,000	1,751,582
Simon Property Group LP
	6.750% 05/15/14	2,525,000	2,537,130
Real Estate Investment Trusts (REITs) Total			7,503,829
Savings & Loans — 0.0%
Washington Mutual Bank
	5.125% 01/15/15(b)	6,350,000	3,175

17

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Savings & Loans — (continued)
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(b)(c)	1,075,000	13,437
Savings & Loans Total			16,612
FINANCIALS TOTAL			150,081,712
INDUSTRIALS — 5.5%
Aerospace & Defense — 1.0%
BE Aerospace, Inc.
	8.500% 07/01/18	590,000	556,075
Boeing Co.
	6.000% 03/15/19	1,300,000	1,417,554
L-3 Communications Corp.
	6.375% 10/15/15	590,000	535,425
Moog, Inc.
	7.250% 06/15/18	160,000	149,600
Raytheon Co.
	5.500% 11/15/12	1,000,000	1,088,230
Sequa Corp.
	11.750% 12/01/15(c)	625,000	360,937
Systems 2001 Asset Trust
	6.664% 09/15/13(c)	436,449	405,662
United Technologies Corp.
	6.125% 02/01/19	310,000	343,105
Aerospace & Defense Total			4,856,588
Air Transportation — 0.1%
Air 2 US
	8.027% 10/01/19(c)	449,814	317,119
Air Transportation Total			317,119
Building Materials — 0.1%
Owens Corning
	6.500% 12/01/16	315,000	276,117
Texas Industries, Inc.
	7.250% 07/15/13(c)	45,000	40,725
Building Materials Total			316,842
Electrical Components & Equipment — 0.1%
Belden, Inc.
	7.000% 03/15/17	380,000	336,300
General Cable Corp.
	7.125% 04/01/17	345,000	313,088
Electrical Components & Equipment Total			649,388

18

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Electronics — 0.1%
Flextronics International Ltd.
	6.250% 11/15/14	530,000	495,550
Electronics Total			495,550
Engineering & Construction — 0.0%
Esco Corp.
	8.625% 12/15/13(c)	270,000	233,550
Engineering & Construction Total			233,550
Machinery — 0.8%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	2,625,000	2,611,379
	5.450% 04/15/18	385,000	366,541
	6.200% 09/30/13	300,000	317,627
John Deere Capital Corp.
	4.950% 12/17/12	890,000	917,131
Machinery Total			4,212,678
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.
	8.250% 12/15/38	1,700,000	2,106,409
Terex Corp.
	8.000% 11/15/17	505,000	388,219
Machinery-Construction & Mining Total			2,494,628
Machinery-Diversified — 0.1%
Manitowoc Co., Inc.
	7.125% 11/01/13	560,000	413,700
Machinery-Diversified Total			413,700
Miscellaneous Manufacturing — 0.4%
American Railcar Industries, Inc.
	7.500% 03/01/14	310,000	270,475
Bombardier, Inc.
	6.300% 05/01/14(c)	610,000	533,750
Koppers Holdings, Inc.
	(i) 11/15/14 (9.875% 11/15/09)	395,000	354,512
TriMas Corp.
	9.875% 06/15/12	345,000	296,700
Trinity Industries, Inc.
	6.500% 03/15/14	410,000	356,700
Miscellaneous Manufacturing Total			1,812,137
Packaging & Containers — 0.4%
Berry Plastics Holding Corp.
	8.875% 09/15/14	355,000	299,087

19

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Packaging & Containers — (continued)
BWAY Corp.
	10.000% 04/15/14(c)	265,000	264,338
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	295,000	288,363
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17(c)	155,000	149,575
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	175,000	167,125
	8.250% 05/15/13	350,000	351,750
Silgan Holdings, Inc.
	6.750% 11/15/13	140,000	134,050
Solo Cup Co.
	8.500% 02/15/14	355,000	291,100
Temple-Inland, Inc.
	6.625% 01/15/16	205,000	186,120
Packaging & Containers Total			2,131,508
Transportation — 1.9%
BNSF Funding Trust I
	6.613% 12/15/55(d)	1,730,000	1,368,862
Bristow Group, Inc.
	7.500% 09/15/17	300,000	272,250
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	645,000	656,896
	7.950% 08/15/30	945,000	1,111,998
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	390,000	319,800
PHI, Inc.
	7.125% 04/15/13	315,000	280,350
RailAmerica, Inc.
	9.250% 07/01/17(c)	170,000	164,050
Ship Finance International Ltd.
	8.500% 12/15/13	220,000	184,250
Stena AB
	7.500% 11/01/13	315,000	265,388
TFM SA de CV
	9.375% 05/01/12	460,000	437,000
Union Pacific Corp.
	5.700% 08/15/18	2,410,000	2,414,926

20

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Transportation — (continued)
	6.650% 01/15/11	2,010,000	2,109,392
Transportation Total			9,585,162
INDUSTRIALS TOTAL			27,518,850
TECHNOLOGY — 1.7%
Computers — 0.1%
Seagate Technology International
	10.000% 05/01/14(c)	150,000	154,687
Sungard Data Systems, Inc.
	9.125% 08/15/13	525,000	496,125
Computers Total			650,812
Office/Business Equipment — 0.0%
Xerox Corp.
	6.400% 03/15/16	65,000	59,800
Office/Business Equipment Total			59,800
Semiconductors — 0.1%
Amkor Technology, Inc.
	9.250% 06/01/16	275,000	254,719
Freescale Semiconductor, Inc.
	12.500% 12/15/14	193,254	168,614
Semiconductors Total			423,333
Software — 1.5%
Oracle Corp.
	5.000% 01/15/11(g)	2,200,000	2,306,260
	6.500% 04/15/38(g)	4,860,000	5,176,610
Software Total			7,482,870
TECHNOLOGY TOTAL			8,616,815
UTILITIES — 9.5%
Electric — 8.0%
AES Corp.
	7.750% 03/01/14	155,000	146,863
	8.000% 10/15/17	415,000	385,950
American Electric Power Co., Inc.
	5.250% 06/01/15	1,825,000	1,791,281
CMS Energy Corp.
	6.875% 12/15/15	305,000	289,857
Commonwealth Edison Co.
	5.900% 03/15/36	690,000	661,955
	5.950% 08/15/16	1,515,000	1,575,233
	6.150% 09/15/17	2,100,000	2,181,694
	6.950% 07/15/18	2,710,000	2,742,287

21

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (CONTINUED)
Electric — (continued)
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	2,945,000	3,305,518
Dominion Resources Inc.
	8.875% 01/15/19	2,000,000	2,385,082
DTE Energy Co.
	7.625% 05/15/14	955,000	996,696
Dynegy Holdings, Inc.
	7.125% 05/15/18	700,000	476,000
Edison Mission Energy
	7.000% 05/15/17	300,000	230,250
Energy Future Holdings Corp.
	PIK,
	11.250% 11/01/17	1,102,400	672,464
Exelon Generation Co. LLC
	6.200% 10/01/17	1,000,000	995,367
FPL Energy American Wind LLC
	6.639% 06/20/23(c)	907,649	869,146
FPL Energy National Wind LLC
	5.608% 03/10/24(c)	180,994	169,592
Intergen NV
	9.000% 06/30/17(c)	565,000	535,338
Ipalco Enterprises, Inc.
	7.250% 04/01/16(c)	330,000	315,150
Kansas City Power & Light Co.
	7.150% 04/01/19	3,915,000	4,281,847
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	2,700,000	2,875,513
Mirant Americas Generation LLC
	8.500% 10/01/21	685,000	541,150
Mirant North America LLC
	7.375% 12/31/13	130,000	124,800
NRG Energy, Inc.
	7.375% 02/01/16	630,000	596,137
	7.375% 01/15/17	60,000	56,550
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(c)	290,000	232,000
Oncor Electric Delivery Co.
	5.950% 09/01/13	3,460,000	3,600,293
	7.250% 01/15/33	1,800,000	1,958,539

22

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (CONTINUED)
Electric — (continued)
Southern Co.
	4.150% 05/15/14	1,010,000	1,014,018
Southern Power Co.
	6.375% 11/15/36	600,000	536,991
Tenaska Alabama II Partners LP
	6.125% 03/30/23(c)	995,818	778,790
Texas Competitive Electric Holdings Co. LLC
	PIK,
	10.500% 11/01/16	1,367,843	629,208
Windsor Financing LLC
	5.881% 07/15/17(c)	1,822,160	1,602,954
Electric Total			39,554,513
Gas — 1.5%
Atmos Energy Corp.
	6.350% 06/15/17	1,585,000	1,612,463
	8.500% 03/15/19	2,145,000	2,505,030
Centerpoint Energy, Inc.
	5.950% 02/01/17	200,000	174,761
	6.500% 05/01/18	160,000	142,940
Nakilat, Inc.
	6.067% 12/31/33(c)	1,385,000	1,097,723
Sempra Energy
	6.500% 06/01/16	1,120,000	1,169,104
Southern California Gas Co.
	0.838% 12/01/09(d)	1,055,000	1,056,087
Gas Total			7,758,108
UTILITIES TOTAL			47,312,621

	Total Corporate Fixed-Income Bonds & Notes (cost of $474,987,594)		448,884,787
Asset-Backed Securities — 5.2%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	970,715	971,645
Bay View Auto Trust
	4.550% 02/25/14	136,387	136,713
	5.310% 06/25/14	1,110,000	1,086,298
Capital Auto Receivables Asset Trust
	5.500% 04/20/10(c)	1,250,000	1,250,000
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37(d)	3,300,000	2,590,006

23

		Par ($) (a)	Value ($)
Asset-Backed Securities — (continued)
	6.080% 06/25/37(d)	4,000,000	3,347,439
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35(d)	1,200,000	115,885
	5.598% 03/25/36(d)	789,851	713,264
	5.666% 08/25/35(d)	1,000,000	61,324
Countrywide Asset-Backed Certificates
	0.424% 06/25/21(d)(f)	572,932	475,534
Ford Credit Auto Owner Trust
	5.470% 09/15/12	4,000,000	3,782,026
	5.680% 06/15/12	1,500,000	1,445,496
	5.690% 11/15/12	3,000,000	2,820,286
GE Equipment Small Ticket LLC
	5.120% 06/22/15(c)	411,169	381,535
Green Tree Financial Corp.
	6.870% 01/15/29	432,916	391,173
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	1,400,000	738,946
JPMorgan Auto Receivables Trust
	5.610% 12/15/14(c)	1,482,086	1,466,612
Residential Asset Mortgage Products, Inc.
	4.120% 06/25/33(d)	265,194	123,459
Small Business Administration Participation Certificates
	5.570% 03/01/26	925,113	987,049
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	2,500,000	1,771,872
WFS Financial Owner Trust
	4.760% 05/17/13	1,200,000	1,083,422

	Total Asset-Backed Securities (cost of $31,471,079)		25,739,984
Commercial Mortgage-Backed Securities — 1.5%
Bear Stearns Commercial Mortgage Securities
	5.903% 09/11/38(d)	3,750,000	3,261,275
GMAC Commercial Mortgage Securities, Inc.
	5.668% 05/10/40(d)	2,030,000	2,002,505
Morgan Stanley Dean Witter Capital I
	5.980% 01/15/39	1,875,000	1,910,884

	Total Commercial Mortgage-Backed Securities (cost of $5,711,573)		7,174,664

24

		Par ($) (a)	Value ($)
Government & Agency Obligation — 0.2%
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Federal Republic of Brazil
	6.000% 01/17/17	1,000,000	1,026,500
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,026,500

	Total Government & Agency Obligations (cost of $933,752)		1,026,500
Collateralized Mortgage Obligations — 0.2%
NON - AGENCY — 0.2%
Citicorp Mortgage Securities, Inc.
	5.961% 05/25/37(d)	1,462,725	287,502
Countrywide Alternative Loan Trust
	5.500% 09/25/35	2,100,869	163,810
First Horizon Alternative Mortgage Securities
	5.975% 05/25/36(d)	967,984	17,847
Nomura Asset Acceptance Corp.
	0.414% 08/25/36(d)	157,766	111,557
Sequoia Mortgage Trust
	5.905% 07/20/37(d)	1,136,399	274,728
Wachovia Mortgage Loan Trust LLC
	5.337% 05/20/36(d)	494,775	36,506
NON-AGENCY TOTAL			891,950

	Total Collateralized Mortgage Obligations (cost of $6,135,534)		891,950
Municipal Bond — 0.2%
CALIFORNIA — 0.2%
CA State of California
	Series 2009,
	7.550% 04/01/39	915,000	836,237
CALIFORNIA TOTAL			836,237

	Total Municipal Bonds (cost of $844,420)		836,237

25

		Par ($) (a)	Value ($)
Convertible Bonds — 0.1%
COMMUNICATIONS — 0.0%
Telecommunications Services — 0.0%
Virgin Media, Inc.
	6.500% 11/15/16(c)	355,000	275,125
Telecommunications Services Total			275,125
COMMUNICATIONS TOTAL			275,125
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
Countrywide Financial Corp.
	0.000% 04/15/37(c)(d)(j)	400,000	395,142
Diversified Financial Services Total			395,142
FINANCIALS TOTAL			395,142

	Total Convertible Bonds (cost of $526,171)		670,267
Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
	10.000% 10/15/17	1,207	1,313
	10.000% 01/15/19	281	306
	10.500% 01/15/16	2,541	2,814
	10.500% 04/15/20	1,762	1,943
	10.500% 05/15/20	6,548	7,220
	11.500% 05/15/13	3,305	3,664
	12.500% 11/15/10	637	652
	12.500% 10/15/13	1,110	1,208
	12.500% 11/15/13	2,184	2,465
	12.500% 12/15/13	5,761	6,502
	14.000% 08/15/11	911	1,001

	Total Mortgage-Backed Securities (cost of $26,495)		29,088

		Units
Warrants — 0.0%
FINANCIALS — 0.0%
CNB Capital Trust I
	Expires 03/23/19 (c)(f)(k)	8,101	81
FINANCIALS TOTAL			81

	Total Warrants (cost of $81)		81

26

		Shares	Value ($)
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
CMP Susquehanna Radio Holdings
	Series A (f)	7,089	71
Diversified Telecommunications Services Total			71
COMMUNICATIONS TOTAL			71

	Total Preferred Stock (cost of $71)		71

		Par ($)
Short-Term Obligation — 0.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 04/20/12, market value $518,219 (repurchase proceeds $505,000)	505,000	505,000

	Total Short-Term Obligation (cost of $505,000)		505,000

	Total Investments — 98.0% (cost of $521,141,770)(l)(m)		485,758,629

	Other Assets & Liabilities, Net — 2.0%		10,032,268

	Net Assets — 100.0%		495,790,897

27

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Swap agreements are stated at fair value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

28

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
BASIC MATERIALS
Chemicals	$—	$3,264,951	$—	$3,264,951
Forest Products & Paper	—	1,832,678	—	1,832,678
Iron/Steel	—	5,610,127	—	5,610,127
Metals & Mining	—	2,635,490	—	2,635,490
BASIC MATERIALS Total	—	13,343,246	—	13,343,246
COMMUNICATIONS
Advertising	—	193,287	—	193,287
Media	—	31,383,038	13,500	31,396,538
Telecommunication Services	—	42,776,913	—	42,776,913
COMMUNICATIONS TOTAL	—	74,353,238	13,500	74,366,738
CONSUMER CYCLICAL
Airlines	—	—	2,911,784	2,911,784
Apparel	—	515,813	—	515,813
Auto Manufacturers	—	152,025	—	152,025
Auto Parts & Equipment	—	786,139	—	786,139
Entertainment	—	803,291	—	803,291
Home Builders	—	1,216,200	—	1,216,200
Lodging	—	2,906,112	—	2,906,112
Retail	—	17,106,603	—	17,106,603
CONSUMER CYCLICAL Total	—	23,486,183	2,911,784	26,397,967
CONSUMER NON-CYCLICAL
Agriculture	—	325,974	—	325,974
Beverages	—	9,198,292	—	9,198,292
Biotechnology	—	3,343,733	—	3,343,733
Commercial Services	—	2,814,087	—	2,814,087
Food	—	8,660,579	—	8,660,579
Healthcare Products	—	1,011,038	—	1,011,038
Healthcare Services	—	5,913,278	—	5,913,278
Household Products/Wares	—	1,506,734	—	1,506,734
Pharmaceuticals	—	9,196,841	—	9,196,841
CONSUMER NON-CYCLICAL TOTAL	—	41,970,556	—	41,970,556
ENERGY
Coal	—	1,197,275	—	1,197,275
Oil & Gas	—	31,381,159	—	31,381,159
Oil & Gas Services	—	3,563,141	—	3,563,141
Pipelines	—	23,134,707	—	23,134,707
ENERGY TOTAL	—	59,276,282	—	59,276,282
FINANCIALS
Banks	—	92,704,425	—	92,704,425
Diversified Financial Services	—	17,234,904	—	17,234,904
Insurance	—	32,621,942	—	32,621,942
Real Estate Investment Trusts (REITs)	—	7,503,829	—	7,503,829

29

Savings & Loans	—	16,612	—	16,612
FINANCIALS Total	—	150,081,712	—	150,081,712
INDUSTRIALS
Aerospace & Defense	—	4,856,588	—	4,856,588
Air Transportation	—	—	317,119	317,119
Building Materials	—	316,842	—	316,842
Electrical Components & Equipment	—	649,388	—	649,388
Electronics	—	495,550	—	495,550
Engineering & Construction	—	233,550	—	233,550
Machinery	—	4,212,678	—	4,212,678
Machinery-Construction & Mining	—	2,494,628	—	2,494,628
Machinery-Diversified	—	413,700	—	413,700
Miscellaneous Manufacturing	—	1,812,137	—	1,812,137
Packaging & Containers	—	2,131,508	—	2,131,508
Transportation	—	9,585,162	—	9,585,162
INDUSTRIALS Total	—	27,201,731	317,119	27,518,850
TECHNOLOGY
Computers	—	650,812	—	650,812
Office/Business Equipment	—	59,800	—	59,800
Semiconductors	—	423,333	—	423,333
Software	—	7,482,870	—	7,482,870
TECHNOLOGY TOTAL	—	8,616,815	—	8,616,815
UTILITIES
Electric	—	39,554,513	—	39,554,513
Gas	—	7,758,108	—	7,758,108
UTILITIES Total	—	47,312,621	—	47,312,621
Total Corporate Fixed-Income Bonds & Notes	—	445,642,384	3,242,403	448,884,787
Asset-Backed Securities	—	25,264,450	475,534	25,739,984

Commercial Mortgage-Backed Securities	—	7,174,664	—	7,174,664

Government & Agency Obligation
FOREIGN GOVERNMENT OBLIGATIONS	—	1,026,500	—	1,026,500
Total Government & Agency Obligations	—	1,026,500	—	1,026,500
Collateralized Mortgage Obligations
Non - Agency	—	891,950	—	891,950
Total Collateralized Mortgage Obligations	—	891,950	—	891,950
Municipal Bond
California	—	836,237	—	836,237
Total Municipal Bonds	—	836,237	—	836,237
Convertible Bonds
COMMUNICATIONS
Telecommunication Services	—	275,125	—	275,125
COMMUNICATIONS TOTAL	—	275,125	—	275,125
FINANCIALS
Diversified Financial Services	—	—	395,142	395,142
FINANCIALS Total	—	—	395,142	395,142
Total Convertible Bonds	—	275,125	395,142	670,267
Mortgage-Backed Securities	—	29,088	—	29,088

Warrant
FINANCIALS	—	—	81	81
Total Warrants	—	—	81	81
Preferred Stock
COMMUNICATIONS
Diversified Telecommunication Services	—	—	71	71
Total COMMUNICATIONS	—	—	71	71
Total Preferred Stock	—	—	71	71
Short-Term Obligation
Repurchase Agreement	—	505,000	—	505,000
Total Short-Term Obligation	—	505,000	—	505,000
Total Investments	—	481,645,398	4,113,231	485,758,629
Forward foreign currency exchange contracts	—	(2,100)	—	(2,100)
Futures contracts	161,208	—	—	161,208
Credit default swap contracts	—	(2,227,765)	—	(2,227,765)
Total	$161,208	$479,415,533	$4,113,231	$483,689,972

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three months ended June 30, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

30

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2009
Asset-Backed Securities
ASSET BACKED	$571,517	$—	$—	$19,659	$—	$(115,642)	$—	$—	$475,534	$19,659
Convertible Bonds
FINANCIALS
Diversified Financial Services	—	266	—	5,438	—	—	389,437	—	395,142	5,438
Corporate Fixed-Income Bonds & Notes
COMMUNICATIONS
Media	13,500	122	—	(122)	—	—	—	—	13,500	(122)
CONSUMER CYCLICAL
Airlines	2,443,226	—	17,804	632,231	—	(181,476)	—	—	2,911,784	632,231
INDUSTRIALS
Air Transportation	272,017	—	(24,180)	114,045	—	(44,763)	—	—	317,119	114,045
Preferred Stock
COMMUNICATIONS	71	—	—	—	—	—	—	—	71	—
Warrants
FINANCIALS	81	—	—	—	—	—	—	—	81	—

Total	$3,300,412	$388	$(6,376)	$771,251	$—	$(341,881)	$389,437	$—	$4,113,231	$771,251

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized gains attributable to securities owned at June 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $771,251.

(a)			Principal amount is stated in United States dollars unless otherwise noted.

(b)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At June 30, 2009, the value of these securities amounted to $1,791,961, which represents 0.4% of net assets.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid except for those in the following table, amounted to $74,570,453, which represents 15.0% of net assets.

	Acquisition
Security	Date	Par/Units	Cost	Value
Countrywide Financial Corp. 0.000% 04/15/37	10/31/07	400,000	$358,740	$395,142

Local TV Finance LLC, PIK 9.250% 06/15/15	05/07/07- 06/15/09	241,500	236,547	41,055

Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07	220,000	220,000	185,900

Qatar Petroleum 5.579% 05/30/11	05/26/06	466,725	466,725	474,117

Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07	565,000	573,813	476,724

Systems 2001 Asset Trust 6.664% 09/15/13	07/12/02- 10/16/02	436,449	436,449	405,662
				$1,978,600

(d)			The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(e)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is being accrued. At June 30, 2009, the value of these securities amounted to $1,212,862, which represents 0.2% of net assets.

(f)			Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)			A portion of this security is pledged as collateral for credit default swaps. At June 30, 2009; the total market value of securities pledged amounted to $12,123,248.

(h)			Loan participation agreement.

31

(i)	Step bond. These securities are currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date these securities will begin accruing at this rate.

(j)	Investments in affiliates during the three months ended June 30, 2009:

	Security name: Merrill Lynch & Co., Inc., 5.700% 05/02/17

	Par as of 03/31/09:		$10,285,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 06/30/09:		$10,285,000
	Net realized gain/loss:		$—
	Interest income earned:		$146,561
	Value at end of period:		$8,821,918

	Security name: Merrill Lynch & Co., Inc., 6.050%, 08/15/12

	Par as of 03/31/09:		$670,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 06/30/09:		$670,000
	Net realized gain/loss:		$—
	Interest income earned:		$10,134
	Value at end of period:		$671,771

	Security name: Merrill Lynch & Co., Inc., 7.750% 05/14/38

	Par as of 03/31/09:		$2,635,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 06/30/09:		$2,635,000
	Net realized gain/loss:		$—
	Interest income earned:		$51,053
	Value at end of period:		$2,447,665

	Security name: Countrywide Financial Corp. 0.000% 04/15/37

	Par as of 03/31/09:		$400,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 06/30/09:		$400,000
	Net realized gain/loss:		$—
	Interest income earned:		$—
	Value at end of period:		$395,142

	As of 01/01/2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(k)	Non-income producing security.

(l)	Cost for federal income tax purposes is $521,797,865.

(m)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$18,785,459	$(54,824,695)	$(36,039,236)

32

Forward foreign currency exchange contract outstanding on June 30, 2009 is:

Forward Foreign Currency Exchange		Aggregate	Settlement	Unrealized
Contract to Sell	Value	Face Value	Date	Depreciation
EUR	$161,331	$159,231	07/29/09	$(2,100)

At June 30, 2009, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
30 Year U.S. Treasury Notes	140	$16,570,312	$16,731,520	Sept-2009	$161,208

At June 30, 2009, cash of $500,000 was pledged as collateral for open short futures contracts.

At June 30, 2009, the Fund had entered into the following credit default swap contracts:

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premiums Paid (Received)	Value of Contract
Barclays Capital	The Home Depot, Inc. 5.875% 12/16/36	Buy	2.930%	12/20/13	$8,020,000	$—	$(669,530)
Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	5.270%	12/20/13	5,500,000	—	(553,000)
Morgan Stanley	The Home Depot, Inc. 5.875% 12/16/36	Buy	3.350%	12/20/13	3,000,000	—	(303,257)
Barclays Capital	Limited Brands, Inc. 6.125% 12/01/12	Buy	6.125%	03/20/14	5,500,000	—	(771,493)
Barclays Capital	Time Warner, Inc. 5.875% 11/15/16	Buy	1.200%	03/20/14	5,000,000	—	(86,355)
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	06/20/14	4,775,000	399,714	157,943
Barclays Capital	HSBC Finance Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	1,880,000	(77,071)	17,974
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	2,345,000	(95,379)	(20,047)
							$(2,227,765)

At June 30, 2009, cash of $2,340,000 was pledged as collateral for open credit default swap contracts.

Acronym	Name
EUR	Euro
PIK	Payment-In-Kind

33

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Intermediate Bond Fund

			Par ($)(a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 56.4%
BASIC MATERIALS — 1.7%
Chemicals — 0.3%
Chemtura Corp.
	6.875% 06/01/16(b)		645,000	467,625
Huntsman International LLC
	6.875% 11/15/13(c)	EUR	205,000	209,936
	7.875% 11/15/14		935,000	740,988
Ineos Group Holdings PLC
	8.500% 02/15/16(c)		1,025,000	317,750
INVISTA
	9.250% 05/01/12(c)		870,000	819,975
Lubrizol Corp.
	6.500% 10/01/34		2,475,000	2,193,565
NOVA Chemicals Corp.
	6.500% 01/15/12		585,000	549,900
Terra Capital, Inc.
	7.000% 02/01/17		450,000	411,188
Chemicals Total				5,710,927
Forest Products & Paper — 0.2%
Cascades, Inc.
	7.250% 02/15/13		475,000	414,438
Clearwater Paper Corp.
	10.625% 06/15/16(c)		180,000	183,600
Domtar Corp.
	7.125% 08/15/15		725,000	605,375
Georgia-Pacific Corp.
	8.000% 01/15/24		1,270,000	1,079,500
NewPage Corp.
	10.000% 05/01/12		515,000	247,200
Westvaco Corp.
	8.200% 01/15/30		465,000	410,783
Forest Products & Paper Total				2,940,896
Iron/Steel — 1.0%
ArcelorMittal
	9.850% 06/01/19		6,050,000	6,529,233
Nucor Corp.
	5.000% 06/01/13		6,545,000	6,830,886
	5.850% 06/01/18		4,800,000	4,978,267
Russel Metals, Inc.
	6.375% 03/01/14		385,000	312,331

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (CONTINUED)
Iron/Steel — (continued)
Steel Dynamics, Inc.
	8.250% 04/15/16(c)	1,105,000	1,041,462
United States Steel Corp.
	7.000% 02/01/18	985,000	855,706
Iron/Steel Total			20,547,885
Metals & Mining — 0.2%
FMG Finance Ltd.
	10.625% 09/01/16(c)	1,050,000	1,008,000
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	1,975,000	1,989,812
Noranda Aluminium Holding Corp.
	PIK,
	7.163% 11/15/14(d)	700,468	260,049
Teck Resources Ltd.
	10.750% 05/15/19(c)	1,170,000	1,257,750
Metals & Mining Total			4,515,611
BASIC MATERIALS TOTAL			33,715,319
COMMUNICATIONS — 7.4%
Advertising — 0.0%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	165,000	144,375
	10.000% 07/15/17(c)	180,000	181,350
Advertising Total			325,725
Media — 3.9%
Cablevision Systems Corp.
	8.000% 04/15/12	1,295,000	1,282,050
Charter Communications Holdings II LLC
	10.250% 09/15/10(e)	850,000	896,750
Charter Communications Operating LLC / Charter Communications Operating Capital
	10.375% 04/30/14(c)(e)	905,000	866,537
CMP Susquehanna Corp.
	3.826% 05/15/14(f)	38,000	17,100
Comcast Corp.
	5.700% 05/15/18	10,420,000	10,475,987
	6.300% 11/15/17	2,230,000	2,360,163
	6.550% 07/01/39	12,200,000	12,179,150
	6.950% 08/15/37	16,950,000	17,673,409
CSC Holdings, Inc.
	8.625% 02/15/19(c)	175,000	170,188

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Media — (continued)
DirecTV Holdings LLC
	6.375% 06/15/15	1,175,000	1,086,875
EchoStar DBS Corp.
	6.625% 10/01/14	1,520,000	1,402,200
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(c)	630,000	107,100
News America, Inc.
	6.400% 12/15/35	4,835,000	4,231,761
	6.550% 03/15/33	1,300,000	1,163,538
Nielsen Finance LLC
	11.500% 05/01/16(c)	420,000	408,450
Time Warner, Inc.
	6.875% 05/01/12(g)	16,104,000	17,227,173
TL Acquisitions, Inc.
	10.500% 01/15/15(c)	1,425,000	1,154,250
Viacom, Inc.
	5.750% 04/30/11	6,535,000	6,690,285
XM Satellite Radio, Inc.
	11.250% 06/15/13(c)	235,000	233,237
Media Total			79,626,203
Telecommunication Services — 3.5%
AT&T, Inc.
	5.625% 06/15/16	5,295,000	5,449,069
	6.550% 02/15/39	4,005,000	3,997,879
BellSouth Corp.
	5.200% 09/15/14	13,080,000	13,616,764
British Telecommunications PLC
	5.150% 01/15/13	3,360,000	3,348,408
	5.950% 01/15/18	5,100,000	4,596,334
Citizens Communications Co.
	7.875% 01/15/27	1,060,000	848,000
Cricket Communications, Inc.
	9.375% 11/01/14	1,075,000	1,058,875
Crown Castle International Corp.
	9.000% 01/15/15	400,000	407,000
Digicel Group Ltd.
	8.875% 01/15/15(c)	1,440,000	1,195,200
Hellas Telecommunications Luxembourg II
	6.881% 01/15/15(c)(d)	250,000	63,750

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Telecommunication Services — (continued)
Inmarsat Finance PLC
	(i) 11/15/12 (10.375% 11/15/09)	1,000,000	1,035,000
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16	2,075,000	2,116,500
Lucent Technologies, Inc.
	6.450% 03/15/29	1,915,000	1,086,763
MetroPCS Wireless, Inc.
	9.250% 11/01/14	1,125,000	1,117,969
Nextel Communications, Inc.
	7.375% 08/01/15	1,260,000	1,004,850
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16(c)	800,000	772,000
Orascom Telecom Finance SCA
	7.875% 02/08/14(c)	280,000	236,600
Quebecor Media, Inc.
	7.750% 03/15/16	1,270,000	1,150,938
Qwest Communications International, Inc.
	7.500% 02/15/14	1,975,000	1,802,187
Qwest Corp.
	7.500% 10/01/14	555,000	529,331
	7.500% 06/15/23	1,015,000	806,925
Syniverse Technologies, Inc.
	7.750% 08/15/13	485,000	455,900
Telefonica Emisiones SAU
	6.221% 07/03/17	2,880,000	3,046,939
	6.421% 06/20/16	4,340,000	4,640,376
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	550,000	545,875
Verizon Communications, Inc.
	6.250% 04/01/37	1,825,000	1,763,534
Verizon Wireless Capital LLC
	5.550% 02/01/14(c)	3,355,000	3,561,762
	8.500% 11/15/18(c)	5,830,000	6,967,392
Virgin Media Finance PLC
	9.500% 08/15/16	550,000	541,750
West Corp.
	11.000% 10/15/16	990,000	826,650
Wind Acquisition Finance SA
	10.750% 12/01/15(c)	305,000	305,000
	PIK,

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Telecommunication Services — (continued)
	8.357% 12/21/11(d)(h)	1,000,651	1,003,153
Windstream Corp.
	8.625% 08/01/16	1,520,000	1,455,400
Telecommunication Services Total			71,354,073
COMMUNICATIONS TOTAL			151,306,001
CONSUMER CYCLICAL — 3.0%
Airlines — 0.2%
Continental Airlines, Inc.
	6.940% 10/15/13	580,189	510,566
	7.461% 04/01/15	4,593,402	4,042,194
Airlines Total			4,552,760
Apparel — 0.0%
Levi Strauss & Co.
	9.750% 01/15/15	895,000	879,337
Apparel Total			879,337
Auto Manufacturers — 0.0%
General Motors Corp.
	7.200% 01/15/11(b)	735,000	91,875
	8.375% 07/15/33(b)	1,405,000	179,138
Auto Manufacturers Total			271,013
Auto Parts & Equipment — 0.1%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	704,000	696,960
	10.500% 05/15/16	225,000	227,250
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(b)	440,000	12,345
TRW Automotive, Inc.
	7.000% 03/15/14(c)	475,000	342,000
Auto Parts & Equipment Total			1,278,555
Entertainment — 0.1%
Jacobs Entertainment, Inc.
	9.750% 06/15/14	425,000	352,750
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	330,000	282,150
Six Flags, Inc.
	9.625% 06/01/14(b)	287,000	40,180
WMG Acquisition Corp.
	7.375% 04/15/14	870,000	736,237
	9.500% 06/15/16(c)	70,000	69,650

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (CONTINUED)
Entertainment — (continued)
WMG Holdings Corp.
	(i) 12/15/14 (9.500% 12/15/09)	485,000	380,725
Entertainment Total			1,861,692
Home Builders — 0.1%
D.R. Horton, Inc.
	5.625% 09/15/14	1,250,000	1,068,750
KB Home
	5.875% 01/15/15	965,000	815,425
Ryland Group, Inc.
	8.400% 05/15/17	315,000	302,400
Home Builders Total			2,186,575
Lodging — 0.3%
Boyd Gaming Corp.
	6.750% 04/15/14	425,000	344,250
	7.125% 02/01/16	325,000	240,906
Harrah’s Operating Co., Inc.
	10.000% 12/15/18(c)	577,000	331,775
Harrahs Operating Escrow
	11.250% 06/01/17(c)	445,000	420,525
Host Hotels & Resorts LP
	6.750% 06/01/16	630,000	546,525
Majestic Star LLC
	9.750% 01/15/11(j)	580,000	71,050
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(c)	1,395,000	697,500
MGM Mirage
	6.750% 09/01/12	1,235,000	876,850
Seminole Indian Tribe of Florida
	7.804% 10/01/20(c)	570,000	480,943
Snoqualmie Entertainment Authority
	5.384% 02/01/14(c)(d)	90,000	43,200
	9.125% 02/01/15(c)	640,000	332,800
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	665,000	570,238
Lodging Total			4,956,562
Retail — 2.2%
AmeriGas Partners LP
	7.125% 05/20/16	475,000	434,625
	7.250% 05/20/15	460,000	431,250

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (CONTINUED)
Best Buy Co., Inc.
	6.750% 07/15/13	8,350,000	8,643,043
CVS Pass-Through Trust
	5.298% 01/11/27(c)	5,349,172	4,269,174
	6.036% 12/10/28(c)	5,580,575	4,768,154
	8.353% 07/10/31(c)	8,110,000	8,361,056
Dollar General Corp.
	PIK,
	11.875% 07/15/17	1,000,000	1,080,000
GameStop Corp. / GameStop, Inc.
	8.000% 10/01/12	420,000	423,150
Hanesbrands, Inc.
	4.593% 12/15/14(d)	520,000	418,600
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	335,000	319,088
	8.750% 03/01/15(c)	515,000	503,413
Limited Brands, Inc.
	8.500% 06/15/19(c)	260,000	249,103
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	1,250,000	1,137,765
McDonald’s Corp.
	5.000% 02/01/19	1,250,000	1,281,490
	5.700% 02/01/39	6,475,000	6,410,684
Phillips-Van Heusen Corp.
	8.125% 05/01/13	640,000	628,800
Rite Aid Corp.
	9.500% 06/15/17	1,045,000	679,250
Starbucks Corp.
	6.250% 08/15/17	4,975,000	4,999,691
Toys R US, Inc.
	7.375% 10/15/18	615,000	439,725
Retail Total			45,478,061
CONSUMER CYCLICAL TOTAL			61,464,555
CONSUMER NON-CYCLICAL — 5.7%
Agriculture — 0.0%
Reynolds American, Inc.
	7.625% 06/01/16	620,000	621,858
Agriculture Total			621,858

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Beverages — 1.6%
Anheuser-Busch InBev Worldwide, Inc.
	7.750% 01/15/19(c)(g)	12,205,000	13,348,071
	8.000% 11/15/39(c)	5,235,000	5,706,579
	8.200% 01/15/39(c)	2,105,000	2,344,282
Bottling Group LLC
	5.125% 01/15/19	4,150,000	4,229,834
Constellation Brands, Inc.
	8.125% 01/15/12	810,000	810,000
Cott Beverages, Inc.
	8.000% 12/15/11	445,000	413,850
SABMiller PLC
	6.200% 07/01/11(c)	4,860,000	5,124,899
Beverages Total			31,977,515
Biotechnology — 0.3%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	390,000	384,637
	8.000% 09/15/16(c)	130,000	128,700
Genentech, Inc.
	4.400% 07/15/10	5,200,000	5,349,672
Biotechnology Total			5,863,009
Commercial Services — 0.3%
ACE Cash Express, Inc.
	10.250% 10/01/14(c)	280,000	126,000
ARAMARK Corp.
	8.500% 02/01/15	845,000	819,650
Ashtead Holdings PLC
	8.625% 08/01/15(c)	695,000	592,488
Corrections Corp. of America
	6.250% 03/15/13	440,000	416,900
GEO Group, Inc.
	8.250% 07/15/13	600,000	585,000
Iron Mountain, Inc.
	8.000% 06/15/20	830,000	771,900
Rental Service Corp.
	9.500% 12/01/14	775,000	621,937
Service Corp. International
	6.750% 04/01/16	320,000	288,800
	7.000% 06/15/17	750,000	678,750

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Commercial Services — (continued)
United Rentals North America, Inc.
	6.500% 02/15/12	380,000	368,600
Commercial Services Total			5,270,025
Food — 1.3%
Campbell Soup Co.
	4.500% 02/15/19	6,025,000	5,923,190
ConAgra Foods, Inc.
	7.000% 10/01/28	9,420,000	9,359,590
Del Monte Corp.
	6.750% 02/15/15	425,000	402,687
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14(c)	885,000	836,325
Kraft Foods, Inc.
	6.500% 08/11/17	6,380,000	6,719,595
Kroger Co.
	8.000% 09/15/29	1,435,000	1,613,848
New Albertsons, Inc.
	8.000% 05/01/31	660,000	565,950
Pinnacle Foods Finance LLC
	9.250% 04/01/15	925,000	837,125
Reddy Ice Holdings, Inc.
	(I) 11/01/12 (10.500% 11/01/09)	340,000	210,800
Smithfield Foods, Inc.
	10.000% 07/15/14 (c)	555,000	548,062
Tyson Foods, Inc.
	10.500% 03/01/14 (c)	510,000	553,350
Food Total			27,570,522
Healthcare Products — 0.1%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	1,815,000	1,756,013
Healthcare Products Total			1,756,013
Healthcare Services — 0.6%
Community Health Systems, Inc.
	8.875% 07/15/15	1,390,000	1,362,200
Coventry Health Care, Inc.
	5.875% 01/15/12	330,000	315,680
DaVita, Inc.
	7.250% 03/15/15	445,000	418,300

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Healthcare Services — (continued)
HCA, Inc.
	9.250% 11/15/16	430,000	423,550
	PIK,
	9.625% 11/15/16	4,091,000	4,050,090
Healthsouth Corp.
	10.750% 06/15/16	440,000	442,200
U.S. Oncology Holdings, Inc.
	PIK,
	6.904% 03/15/12(d)	418,000	352,165
U.S. Oncology, Inc.
	9.000% 08/15/12	360,000	368,100
	9.125% 08/15/17(c)	525,000	521,062
WellPoint, Inc.
	7.000% 02/15/19	4,150,000	4,290,133
Healthcare Services Total			12,543,480
Household Products/Wares — 0.4%
American Greetings Corp.
	7.375% 06/01/16	460,000	328,900
Clorox Co.
	5.950% 10/15/17	2,220,000	2,263,314
Fortune Brands, Inc.
	5.125% 01/15/11	5,705,000	5,726,439
Jostens IH Corp.
	7.625% 10/01/12	475,000	473,813
Household Products/Wares Total			8,792,466
Pharmaceuticals — 1.1%
Abbott Laboratories
	5.600% 05/15/11	1,000,000	1,068,393
Elan Finance PLC
	4.883% 11/15/11(d)	205,000	179,375
	8.875% 12/01/13	765,000	699,975
Novartis Securities Investment Ltd.
	5.125% 02/10/19	9,710,000	9,934,165
Omnicare, Inc.
	6.750% 12/15/13	760,000	684,000
	6.875% 12/15/15	85,000	76,713
Valeant Pharmaceuticals International
	8.375% 06/15/16(c)	345,000	342,412

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Pharmaceuticals — (continued)
Warner Chilcott Corp.
	8.750% 02/01/15	935,000	930,325
Wyeth
	5.500% 02/01/14	1,640,000	1,755,182
	5.500% 02/15/16	5,985,000	6,264,871
Pharmaceuticals Total			21,935,411
CONSUMER NON-CYCLICAL TOTAL			116,330,299
ENERGY — 7.5%
Coal — 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	900,000	821,250
Massey Energy Co.
	6.875% 12/15/13	1,360,000	1,244,400
Coal Total			2,065,650
Oil & Gas — 3.3%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	2,835,000	2,829,795
Chesapeake Energy Corp.
	6.375% 06/15/15	1,760,000	1,566,400
	9.500% 02/15/15	160,000	161,200
Cimarex Energy Co.
	7.125% 05/01/17	835,000	734,800
Compton Petroleum Corp.
	7.625% 12/01/13	700,000	388,500
Connacher Oil & Gas Ltd.
	11.750% 07/15/14(c)	430,000	414,950
Devon Energy Corp.
	6.300% 01/15/19	2,675,000	2,858,556
Forest Oil Corp.
	8.500% 02/15/14(c)	855,000	840,037
Frontier Oil Corp.
	8.500% 09/15/16	440,000	443,300
Gazprom International SA
	7.201% 02/01/20	244,093	230,058

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Oil & Gas — (continued)
	7.201% 02/01/20(c)	4,506,332	4,235,952
Hess Corp.
	7.300% 08/15/31	3,975,000	4,103,166
KCS Energy, Inc.
	7.125% 04/01/12	290,000	273,325
Marathon Oil Corp.
	7.500% 02/15/19	2,925,000	3,192,497
Newfield Exploration Co.
	6.625% 04/15/16	1,230,000	1,110,075
Nexen, Inc.
	5.875% 03/10/35	8,210,000	7,034,665
OPTI Canada, Inc.
	8.250% 12/15/14	1,250,000	825,000
Penn Virginia Corp.
	10.375% 06/15/16	435,000	442,613
PetroHawk Energy Corp.
	7.875% 06/01/15	1,185,000	1,096,125
Pioneer Natural Resources Co.
	5.875% 07/15/16	280,000	241,425
Qatar Petroleum
	5.579% 05/30/11(c)	1,091,248	1,108,532
Quicksilver Resources, Inc.
	7.125% 04/01/16	1,135,000	885,300
Range Resources Corp.
	7.500% 05/15/16	315,000	302,400
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(c)	900,000	895,293
Ras Laffan Liquefied Natural Gas Co., Ltd. II
	5.298% 09/30/20(c)	3,400,000	3,109,334
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(c)	2,230,000	2,186,716
Southwestern Energy Co.
	7.500% 02/01/18(c)	815,000	782,400
Talisman Energy, Inc.
	5.850% 02/01/37	4,150,000	3,542,183
	7.750% 06/01/19	11,309,000	12,528,042
Tesoro Corp.
	6.625% 11/01/15	730,000	655,175

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Oil & Gas — (continued)
United Refining Co.
	10.500% 08/15/12	435,000	339,300
Valero Energy Corp.
	6.625% 06/15/37	4,940,000	4,214,413
	6.875% 04/15/12	3,955,000	4,205,794
Oil & Gas Total			67,777,321
Oil & Gas Services — 1.1%
Seitel, Inc.
	9.750% 02/15/14	320,000	208,000
Smith International, Inc.
	9.750% 03/15/19	4,240,000	4,897,543
Weatherford International Ltd.
	5.150% 03/15/13	8,640,000	8,617,208
	7.000% 03/15/38	8,415,000	8,102,374
Oil & Gas Services Total			21,825,125
Pipelines — 3.0%
Atlas Pipeline Partners LP
	8.125% 12/15/15	610,000	436,150
El Paso Corp.
	6.875% 06/15/14	750,000	699,934
	7.250% 06/01/18	395,000	364,698
Enbridge Energy Partners LP
	7.500% 04/15/38	4,875,000	4,895,407
Energy Transfer Partners LP
	6.000% 07/01/13	12,235,000	12,446,812
	8.500% 04/15/14	1,605,000	1,800,250
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	3,225,000	3,259,565
	6.850% 02/15/20	2,885,000	2,957,160
	6.950% 01/15/38	3,945,000	3,821,486
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	895,000	767,462
MarkWest Energy Partners LP
	6.875% 11/01/14	160,000	133,600
	8.500% 07/15/16	820,000	705,200
ONEOK Partners LP
	6.850% 10/15/37	2,205,000	2,095,963
Plains All American Pipeline LP
	6.500% 05/01/18	15,665,000	15,851,601

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Pipelines — (continued)
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	2,840,000	2,634,813
TransCanada Pipelines Ltd.
	6.350% 05/15/67(d)	10,470,000	7,276,650
Williams Companies, Inc.
	7.625% 07/15/19	310,000	306,125
	7.875% 09/01/21	230,000	226,550
Pipelines Total			60,679,426
ENERGY TOTAL			152,347,522
FINANCIALS — 20.7%
Banks — 12.8%
American Express Centurion Bank
	4.375% 07/30/09	2,990,000	2,986,729
ANZ National International Ltd.
	6.200% 07/19/13(c)	12,960,000	13,351,029
Bank of New York Mellon Corp.
	5.450% 05/15/19	13,600,000	13,961,869
Barclays Bank PLC
	7.375% 06/15/49(c)(d)	6,185,000	4,012,809
Capital One Capital IV
	6.745% 02/17/37(d)	8,305,000	5,559,035
Capital One Financial Corp.
	7.375% 05/23/14	2,210,000	2,278,908
Chinatrust Commercial Bank
	5.625% 12/29/49(c)(d)	2,350,000	1,561,225
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(c)	12,075,000	10,980,703
Citigroup, Inc.
	4.125% 02/22/10	4,915,000	4,916,204
	5.000% 09/15/14	7,000,000	5,868,226
	6.125% 08/25/36	3,000,000	2,233,998
	6.500% 08/19/13(g)	1,665,000	1,617,344
Comerica Bank
	5.200% 08/22/17	5,445,000	4,188,615
	5.750% 11/21/16	1,660,000	1,339,197
Deutsche Bank AG
	4.875% 05/20/13(g)	13,850,000	14,216,637
GMAC LLC
	6.875% 09/15/11(c)	1,205,000	1,054,375
	8.000% 11/01/31(c)	1,433,000	1,003,100

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Banks — (continued)
Goldman Sachs Group, Inc.
	1.700% 03/15/11(k)	7,268,000	7,334,182
	6.000% 05/01/14	4,620,000	4,821,709
HSBC Capital Funding LP
	9.547% 12/31/49(c)(d)	10,500,000	9,791,733
JPMorgan Chase Capital XVII
	5.850% 08/01/35	7,550,000	6,014,753
JPMorgan Chase Capital XX
	6.550% 09/29/36	24,190,000	19,226,768
KeyBank NA
	5.800% 07/01/14	4,054,000	3,761,901
Keycorp
	6.500% 05/14/13	17,345,000	17,281,205
Lloyds TSB Group PLC
	6.267% 12/31/49(c)(d)	3,180,000	1,081,200
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	4,070,000	3,576,195
Merrill Lynch & Co., Inc.
	5.450% 02/05/13(l)	15,000,000	14,599,455
	5.700% 05/02/17(g)(l)	9,940,000	8,525,995
	6.050% 08/15/12(l)	1,500,000	1,503,965
	6.150% 04/25/13(l)	5,090,000	5,097,192
	7.750% 05/14/38(l)	5,160,000	4,793,150
Morgan Stanley
	5.950% 12/28/17	2,570,000	2,466,069
	7.300% 05/13/19	4,210,000	4,365,560
National City Bank of Cleveland
	6.200% 12/15/11	1,590,000	1,634,045
National City Bank of Kentucky
	6.300% 02/15/11	2,830,000	2,863,997
National City Corp.
	4.900% 01/15/15	625,000	592,693
	6.875% 05/15/19	2,535,000	2,432,264
Northern Trust Co.
	6.500% 08/15/18	12,500,000	13,600,050
Northern Trust Corp.
	5.500% 08/15/13(g)	5,525,000	5,857,599
Union Planters Corp.
	4.375% 12/01/10	5,970,000	5,785,133

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Banks — (continued)
USB Capital IX
	6.189% 04/15/42(d)	11,810,000	7,971,750
Wachovia Capital Trust III
	5.800% 03/15/42(d)	16,340,000	9,804,000
Wachovia Corp.
	5.500% 05/01/13	2,765,000	2,856,256
	5.750% 02/01/18	1,175,000	1,153,975
Banks Total			259,922,797
Diversified Financial Services — 2.0%
Ameriprise Financial, Inc.
	7.300% 06/28/19	4,965,000	5,080,729
CDX North America High Yield
	8.875% 06/29/13(c)	4,400,000	4,004,000
Eaton Vance Corp.
	6.500% 10/02/17	8,845,000	8,369,219
Ford Motor Credit Co.
	5.700% 01/15/10	2,000,000	1,930,302
	7.800% 06/01/12	1,815,000	1,561,664
	8.000% 12/15/16	725,000	554,283
Fund American Companies, Inc.
	5.875% 05/15/13	4,535,000	4,271,916
International Lease Finance Corp.
	4.750% 07/01/09	1,485,000	1,485,000
	4.875% 09/01/10	6,167,000	5,527,963
	5.650% 06/01/14	2,024,000	1,466,694
Lazard Group LLC
	7.125% 05/15/15	625,000	574,213
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13(b)(f)	23,065,000	3,690,400
	6.875% 05/02/18(b)(f)	1,685,000	269,600
Nuveen Investments, Inc.
	10.500% 11/15/15 (c)	810,000	558,900
PF Export Receivables Master Trust
	3.748% 06/01/13 (c)	1,604,850	1,645,308
Sears Roebuck Acceptance Corp.
	7.000% 02/01/11	270,000	261,900
Diversified Financial Services Total			41,252,091
Insurance — 4.8%
Asurion Corp.
	6.821% 07/02/15(d)(h)	810,000	723,607

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Insurance — (continued)
Berkshire Hathaway Finance Corp.
	4.850% 01/15/15	5,000,000	5,204,060
Crum & Forster Holdings Corp.
	7.750% 05/01/17	555,000	481,462
Hartford Life Global Funding Trusts
	0.799% 09/15/09(d)	5,825,000	5,801,333
HUB International Holdings, Inc.
	10.250% 06/15/15(c)	250,000	184,062
ING Groep NV
	5.775% 12/29/49(d)	5,515,000	3,226,275
Liberty Mutual Group, Inc.
	7.500% 08/15/36(c)	6,805,000	4,689,598
	10.750% 06/15/58(c)(d)	7,985,000	5,749,200
Lincoln National Corp.
	8.750% 07/01/19	14,120,000	14,239,639
MetLife Capital Trust X
	9.250% 04/08/38(c)(d)	3,340,000	2,972,600
MetLife, Inc.
	10.750% 08/01/69	6,985,000	6,983,673
New York Life Global Funding
	4.650% 05/09/13(c)	21,305,000	21,609,896
Principal Life Income Funding Trusts
	5.300% 04/24/13	17,865,000	17,823,964
Provident Companies, Inc.
	7.000% 07/15/18	190,000	151,610
Prudential Financial, Inc.
	4.750% 06/13/15	3,210,000	2,951,543
	7.375% 06/15/19	3,755,000	3,686,772
USI Holdings Corp.
	9.750% 05/15/15(c)	280,000	187,600
Insurance Total			96,666,894
Real Estate Investment Trusts (REITs) — 1.1%
AMR Real Estate Partners LP
	7.125% 02/15/13	345,000	311,363
Health Care Property Investors, Inc.
	5.625% 05/01/17	3,765,000	3,087,835
	7.072% 06/08/15	2,530,000	2,309,435
Highwoods Properties, Inc.
	5.850% 03/15/17	2,005,000	1,596,762

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Real Estate Investment Trusts (REITs) — (continued)
Hospitality Properties Trust
	5.625% 03/15/17	6,740,000	5,030,965
Liberty Property LP
	5.500% 12/15/16	5,075,000	4,124,955
Simon Property Group LP
	6.750% 05/15/14	5,815,000	5,842,935
Real Estate Investment Trusts (REITs) Total			22,304,250
Savings & Loans — 0.0%
Washington Mutual Bank
	5.125% 01/15/15(j)	20,444,000	10,222
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(c)(d)(j)	2,725,000	34,063
Savings & Loans Total			44,285
FINANCIALS TOTAL			420,190,317
INDUSTRIALS — 3.5%
Aerospace & Defense — 0.6%
BE Aerospace, Inc.
	8.500% 07/01/18	940,000	885,950
Boeing Co.
	6.000% 03/15/19	3,890,000	4,241,757
L-3 Communications Corp.
	6.375% 10/15/15	870,000	789,525
Moog, Inc.
	7.250% 06/15/18	265,000	247,775
Raytheon Co.
	5.500% 11/15/12	800,000	870,584
	7.200% 08/15/27	1,730,000	1,975,155
Sequa Corp.
	11.750% 12/01/15(c)	965,000	557,288
Systems 2001 Asset Trust
	6.664% 09/15/13(c)	1,366,531	1,270,136
United Technologies Corp.
	6.125% 02/01/19	810,000	896,499
Aerospace & Defense Total			11,734,669
Air Transportation — 0.1%
Air 2 US
	8.027% 10/01/19(c)	2,111,889	1,488,881
Air Transportation Total			1,488,881

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Building Materials — 0.0
Owens Corning
	6.500% 12/01/16	540,000	473,344
Texas Industries, Inc.
	7.250% 07/15/13(c)	85,000	76,925
Building Materials Total			550,269
Electrical Components & Equipment — 0.1%
Belden, Inc.
	7.000% 03/15/17	625,000	553,125
General Cable Corp.
	7.125% 04/01/17	715,000	648,863
Electrical Components & Equipment Total			1,201,988
Electronics — 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	890,000	832,150
Electronics Total			832,150
Engineering & Construction — 0.0%
Esco Corp.
	8.625% 12/15/13(c)	235,000	203,275
Engineering & Construction Total			203,275
Machinery — 0.8%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	8,735,000	8,689,674
	5.450% 04/15/18	4,000,000	3,808,216
	6.200% 09/30/13	835,000	884,062
John Deere Capital Corp.
	4.950% 12/17/12	3,285,000	3,385,140
Machinery Total			16,767,092
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.
	8.250% 12/15/38	4,625,000	5,730,671
Terex Corp.
	8.000% 11/15/17	875,000	672,656
Machinery-Construction & Mining Total			6,403,327
Machinery-Diversified — 0.0%
Manitowoc Co., Inc.
	7.125% 11/01/13	785,000	579,919
Machinery-Diversified Total			579,919
Miscellaneous Manufacturing — 0.2%
American Railcar Industries, Inc.
	7.500% 03/01/14	505,000	440,612

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Miscellaneous Manufacturing — (continued)
Bombardier, Inc.
	6.300% 05/01/14(c)	1,055,000	923,125
Koppers Holdings, Inc.
	(i) 11/15/14
	(9.875% 11/15/09)	580,000	520,550
TriMas Corp.
	9.875% 06/15/12	650,000	559,000
Trinity Industries, Inc.
	6.500% 03/15/14	625,000	543,750
Miscellaneous Manufacturing Total			2,987,037
Packaging & Containers — 0.2%
Berry Plastics Holding Corp.
	8.875% 09/15/14	615,000	518,137
BWAY Corp.
	10.000% 04/15/14(c)	475,000	473,813
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	505,000	493,637
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17(c)	280,000	270,200
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	825,000	787,875
Silgan Holdings, Inc.
	6.750% 11/15/13	235,000	225,013
Solo Cup Co.
	8.500% 02/15/14	600,000	492,000
Temple-Inland, Inc.
	6.625% 01/15/16	330,000	299,608
Packaging & Containers Total			3,560,283
Transportation — 1.2%
BNSF Funding Trust I
	6.613% 12/15/55(d)	4,401,000	3,482,291
Bristow Group, Inc.
	7.500% 09/15/17	560,000	508,200
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	1,440,000	1,466,559
	7.125% 12/15/10	3,900,000	4,125,654
	7.950% 08/15/30	2,375,000	2,794,703

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Transportation — (continued)
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	730,000	598,600
PHI, Inc.
	7.125% 04/15/13	420,000	373,800
RailAmerica, Inc.
	9.250% 07/01/17(c)	290,000	279,850
Ship Finance International Ltd.
	8.500% 12/15/13	620,000	519,250
Stena AB
	7.500% 11/01/13	535,000	450,738
TFM SA de CV
	9.375% 05/01/12	825,000	783,750
Union Pacific Corp.
	5.700% 08/15/18	4,875,000	4,884,965
	6.650% 01/15/11	4,595,000	4,822,218
Transportation Total			25,090,578
INDUSTRIALS TOTAL			71,399,468
TECHNOLOGY — 1.6%
Computers — 0.1%
Seagate Technology International
	10.000% 05/01/14(c)	265,000	273,281
Sungard Data Systems, Inc.
	9.125% 08/15/13	895,000	845,775
Computers Total			1,119,056
Networking Products — 0.4%
Cisco Systems, Inc.
	5.900% 02/15/39	7,710,000	7,592,769
Networking Products Total			7,592,769
Office/Business Equipment — 0.0%
Xerox Corp.
	6.400% 03/15/16	115,000	105,800
Office/Business Equipment Total			105,800
Semiconductors — 0.0%
Amkor Technology, Inc.
	9.250% 06/01/16	480,000	444,600
Freescale Semiconductor, Inc.
	12.500% 12/15/14	550,219	480,066
Semiconductors Total			924,666
Software — 1.1%
Oracle Corp.
	4.950% 04/15/13	6,000,000	6,282,936

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (CONTINUED)
Software — (continued)
	5.000% 01/15/11(g)	7,210,000	7,558,243
	6.500% 04/15/38(g)	9,120,000	9,714,132
Software Total			23,555,311
TECHNOLOGY TOTAL			33,297,602
UTILITIES — 5.3%
Electric — 4.3%
AES Corp.
	7.750% 03/01/14	585,000	554,287
	8.000% 10/15/17	480,000	446,400
American Electric Power Co., Inc.
	5.250% 06/01/15	7,973,000	7,825,691
CMS Energy Corp.
	6.875% 12/15/15	495,000	470,423
Commonwealth Edison Co.
	5.900% 03/15/36	4,565,000	4,379,456
	5.950% 08/15/16	6,495,000	6,753,228
	6.150% 09/15/17	600,000	623,341
	6.950% 07/15/18	6,020,000	6,091,722
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	14,090,000	15,814,856
DTE Energy Co.
	7.625% 05/15/14	4,025,000	4,200,736
Dynegy Holdings, Inc.
	7.125% 05/15/18	1,195,000	812,600
Edison Mission Energy
	7.000% 05/15/17	530,000	406,775
Energy Future Holdings Corp.
	PIK,
	11.250% 11/01/17	1,897,400	1,157,414
Exelon Generation Co. LLC
	6.200% 10/01/17	370,000	368,286
FPL Energy American Wind LLC
	6.639% 06/20/23(c)	2,801,533	2,682,692
FPL Energy National Wind LLC
	5.608% 03/10/24(c)	618,784	579,801
Intergen NV
	9.000% 06/30/17(c)	910,000	862,225
Ipalco Enterprises, Inc.
	7.250% 04/01/16(c)	600,000	573,000

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (CONTINUED)
Electric — (continued)
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	5,500,000	5,857,527
Mirant Americas Generation LLC
	8.500% 10/01/21	1,030,000	813,700
Mirant North America LLC
	7.375% 12/31/13	245,000	235,200
NRG Energy, Inc.
	7.375% 02/01/16	955,000	903,669
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(c)	525,000	420,000
Oglethorpe Power Corp.
	6.974% 06/30/11	481,000	491,202
Oncor Electric Delivery Co.
	5.950% 09/01/13	6,535,000	6,799,975
Pepco Holdings, Inc.
	1.293% 06/01/10(d)	5,000,000	4,903,460
Southern California Edison Co.
	5.000% 01/15/16	4,500,000	4,607,802
Southern Co.
	4.150% 05/15/14	2,325,000	2,334,249
Southern Power Co.
	6.375% 11/15/36	1,385,000	1,239,554
Tenaska Alabama II Partners LP
	6.125% 03/30/23(c)	2,938,756	2,298,283
Texas Competitive Electric Holdings Co. LLC
	PIK,
	10.500% 11/01/16	2,197,000	1,010,620
Electric Total			86,518,174
Gas — 1.0%
Atmos Energy Corp.
	6.350% 06/15/17	4,065,000	4,135,434
	8.500% 03/15/19	5,910,000	6,901,970
Centerpoint Energy, Inc.
	5.950% 02/01/17	310,000	270,880
	6.500% 05/01/18	280,000	250,144
Nakilat, Inc.
	6.067% 12/31/33(c)	3,300,000	2,615,514
Sempra Energy
	6.500% 06/01/16	2,490,000	2,599,169

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (CONTINUED)
Gas — (continued)
Southern California Gas Co.
	0.838% 12/01/09(d)	3,390,000	3,393,492
Gas Total			20,166,603
UTILITIES TOTAL			106,684,777

	Total Corporate Fixed-Income Bonds & Notes (cost of $1,210,052,271)		1,146,735,860
Mortgage-Backed Securities — 22.7%
Federal Home Loan Mortgage Corp.
	5.000% 08/01/35	33,864,125	34,577,124
	6.000% 11/01/37	12,183,153	12,729,729
	12.000% 07/01/20	64,145	68,286
Federal National Mortgage Association
	4.500% 05/01/39	30,000,000	29,976,270
	5.000% 02/01/36	65,149,714	66,562,140
	5.000% 05/01/36	25,283,060	25,831,189
	5.000% 03/01/37	12,966,204	13,222,996
	5.000% 04/01/38	77,031,413	78,556,996
	5.000% 01/01/39	35,701,511	36,406,560
	5.000% 04/01/39	17,250,000	17,588,936
	5.500% 02/01/37	3,185,734	3,293,221
	5.500% 05/01/38	37,889,312	39,167,706
	5.500% 06/01/38	23,029,148	23,804,861
	6.000% 01/01/14	182,490	194,113
	6.000% 01/01/24	110,655	116,411
	6.000% 03/01/24	127,064	133,794
	6.000% 02/01/37	35,110,994	36,834,313
	6.000% 03/01/38	24,808,230	25,958,576
	6.500% 10/01/28	569,767	614,291
	6.500% 12/01/31	614,381	660,279
	6.500% 08/01/36	14,447,931	15,412,161
Government National Mortgage Association
	4.625% 07/20/25(d)	56,411	57,783
	9.000% 06/15/16	2,009	2,175
	9.000% 08/15/16	1,538	1,666
	9.000% 10/15/16	3,408	3,691

	Total Mortgage-Backed Securities (cost of $445,170,585)		461,775,267

		Par ($)(a)	Value ($)
Commercial Mortgage-Backed Securities — 7.0%
Bear Stearns Commercial Mortgage Securities
	5.201% 12/11/38	3,710,000	3,082,170
	5.422% 09/11/42	8,621,587	8,729,440
	5.742% 09/11/42(d)	5,190,000	4,282,809
	5.903% 09/11/38(d)	1,290,000	1,121,879
Citigroup Commercial Mortgage Trust
	5.413% 10/15/49	5,750,000	5,115,068
First Union National Bank Commercial Mortgage
	6.141% 02/12/34	8,000,000	8,023,937
First Union National Bank Commercial Mortgage Trust
	5.585% 02/12/34	938,570	942,708
GE Capital Commercial Mortgage Corp.
	5.189% 07/10/39(d)	14,000,000	12,487,159
GMAC Commercial Mortgage Securities
	5.668% 05/10/40(d)	8,970,000	8,848,509
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.440% 06/12/47	4,800,000	3,614,428
	5.814% 06/12/43(d)	4,850,000	3,814,638
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	5,270,000	5,190,907
	6.510% 12/15/26	4,736,249	4,885,076
Morgan Stanley Capital I
	5.378% 11/14/42(d)	5,555,000	4,896,768
	5.447% 02/12/44(d)	3,637,000	2,778,883
Morgan Stanley Dean Witter Capital I
	4.180% 03/12/35	5,601,574	5,423,761
	5.980% 01/15/39	8,915,000	9,085,614
Structured Asset Securities Corp.
	I.O.,
	2.171% 02/25/28(d)	2,967,750	135
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	11,930,000	11,144,784
	4.980% 11/15/34	6,110,000	5,947,170
	5.037% 03/15/42	5,000,000	4,827,506
	5.426% 07/15/41(d)	1,910,000	1,708,739
	5.466% 01/15/45(d)	10,000,000	5,711,545
	5.609% 03/15/45(d)	2,305,000	1,239,705
	5.765% 07/15/45(d)	9,245,000	7,390,417

		Par ($)(a)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.926% 05/15/43(d)	6,375,000	5,211,674
	6.100% 02/15/51(d)	13,000,000	5,936,704

	Total Commercial Mortgage-Backed Securities (cost of $152,680,133)		141,442,133
Asset-Backed Securities — 6.9%
Bay View Auto Trust
	5.310% 06/25/14	3,500,000	3,425,265
Capital Auto Receivables Asset Trust
	5.310% 06/15/12	9,000,000	8,638,045
	5.500% 04/20/10(c)	4,400,000	4,400,000
Carmax Auto Owner Trust
	4.730% 09/17/12	2,900,000	2,743,462
Chase Issuance Trust
	1.068% 06/15/12(d)	5,500,000	5,491,168
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37(d)	11,000,000	8,633,353
	6.080% 06/25/37(d)	11,000,000	9,205,457
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35(d)	3,775,000	364,556
	5.598% 03/25/36(d)	2,251,075	2,032,801
	5.666% 08/25/35(d)	2,330,000	142,885
Countrywide Asset-Backed Certificates
	0.424% 06/25/21(d)(f)	1,227,712	1,019,001
	5.813% 05/25/37(d)	7,717,515	2,745,268
Discover Card Master Trust
	5.100% 10/15/13	7,000,000	7,262,634
Ford Credit Auto Owner Trust
	0.649% 06/15/10(d)	846,385	846,307
	5.160% 04/15/13	5,000,000	5,147,143
	5.680% 06/15/12	5,422,000	5,224,986
	5.690% 11/15/12	6,000,000	5,640,572
Franklin Auto Trust
	5.360% 05/20/16	4,720,000	4,665,013
GE Capital Credit Card Master Note Trust
	4.130% 06/15/13	9,725,000	9,839,200
GE Equipment Small Ticket LLC
	5.120% 06/22/15(c)	1,644,675	1,526,140
Green Tree Financial Corp.
	6.870% 01/15/29	1,216,056	1,098,800

		Par ($)(a)	Value ($)
Asset-Backed Securities — (continued)
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	4,600,000	2,427,966
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	10,375,000	10,679,168
JPMorgan Auto Receivables Trust
	5.610% 12/15/14(c)	3,532,305	3,495,426
Origen Manufactured Housing
	3.790% 12/15/17	108,108	107,184
Renaissance Home Equity Loan Trust
	5.355% 11/25/35(d)	4,750,000	1,159,531
Small Business Administration Participation Certificates
	4.570% 06/01/25	3,158,283	3,243,897
	5.390% 12/01/25	817,817	864,109
	5.570% 03/01/26	3,192,624	3,406,371
	5.780% 08/01/27	5,448,689	5,758,995
USAA Auto Owner Trust
	4.280% 10/15/12	8,180,000	8,428,824
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	8,000,000	5,669,990
WFS Financial Owner Trust
	4.760% 05/17/13	4,000,000	3,611,408

	Total Asset-Backed Securities (cost of $162,431,224)		138,944,925
Collateralized Mortgage Obligations — 2.3%
AGENCY — 1.1%
Federal Home Loan Mortgage Corp.
	4.000% 03/15/19	7,075,000	6,958,388
	5.000% 03/15/28	15,000,000	15,538,119
Federal National Mortgage Association
	9.250% 03/25/18	69,900	77,492
AGENCY TOTAL			22,573,999
NON - AGENCY — 1.2%
American Mortgage Trust
	8.445% 09/27/22	8,556	5,190
Countrywide Alternative Loan Trust
	5.500% 09/25/35	6,384,118	497,786
GSMPS Mortgage Loan Trust
	7.750% 09/19/27(c)(d)	669,206	656,314
JPMorgan Mortgage Trust
	5.731% 05/25/36(d)	8,596,654	5,587,450

		Par ($)(a)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON-AGENCY — (CONTINUED)
Nomura Asset Acceptance Corp.
	0.414% 08/25/36(d)	2,997,557	2,119,589
	5.515% 01/25/36(d)	8,060,000	4,438,418
	6.138% 03/25/47	9,500,000	5,581,935
Wells Fargo Mortgage Backed Securities Trust
	6.304% 10/25/37(d)	7,968,511	5,460,089
NON-AGENCY TOTAL			24,346,771

	Total Collateralized Mortgage Obligations (cost of $65,812,975)		46,920,770
Government & Agency Obligations — 1.6%
U.S. GOVERNMENT OBLIGATIONS — 1.6%
U.S. Treasury Bonds
	3.500% 02/15/39	7,060,000	6,104,712
	4.250% 05/15/39	1,961,000	1,941,076
U.S. Treasury Notes
	0.875% 12/31/10	4,020,000	4,025,495
	0.875% 05/31/11(m)	6,325,000	6,302,293
	1.375% 03/15/12	7,510,000	7,495,333
	1.375% 05/15/12	6,165,000	6,130,353
TOTAL U.S. GOVERNMENT OBLIGATIONS			31,999,262

	Total Government & Agency Obligations (cost of $31,877,317)		31,999,262
Municipal Bonds — 0.8%
CALIFORNIA — 0.4%
CA Los Angeles Community College District
	Series 2008 F-1,
	5.000% 08/01/33	6,200,000	5,956,464
CA State
	Series 2009,
	7.550% 04/01/39	3,435,000	3,139,315
CALIFORNIA TOTAL			9,095,779
NEW YORK — 0.4%
NY Triborough Bridge & Tunnel Authority
	Series 2008 C,
	5.000% 11/15/38	7,500,000	7,465,200
NEW YORK TOTAL			7,465,200

	Total Municipal Bonds (cost of $16,737,716)		16,560,979

		Shares	Value ($)
Common Stock — 0.0%
INDUSTRIALS — 0.0%
Airlines — 0.0%
	UAL Corp. (n)	1,493	4,763
Airlines Total			4,763
INDUSTRIALS TOTAL			4,763

	Total Common Stocks (cost of $53,240)		4,763
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
Diversified Telecommunication Services — 0.0%
	CMP Susquehanna Radio Holdings,Series A (c)(f)	8,862	89
Diversified Telecommunication Services Total			89
TOTAL COMMUNICATIONS			89

	Total Preferred Stock (cost of $89)		89

		Units
Warrant — 0.0%
FINANCIALS — 0.0%
CNB Capital Trust I	Expires 03/23/19(f)(n)	10,127	101
	FINANCIALS TOTAL		101

	Total Warrants (cost of $101)		101

		Par ($)(a)
Convertible Bond — 0.0%
COMMUNICATIONS — 0.0%
Telecommunication Services — 0.0%
Virgin Media, Inc.
	6.500% 11/15/16(c)	615,000	476,625
Telecommunication Services Total			476,625
COMMUNICATIONS TOTAL			476,625

	Total Convertible Bond (cost of $288,267)		476,625
Short-Term Obligation — 1.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 01/15/13, market value $22,503,375 (repurchase proceeds $22,059,018)	22,059,000	22,059,000

	Total Short-Term Obligations (cost of $22,059,000)		22,059,000

	Total Investments — 98.8% (cost of $2,107,162,919)(o)(p)		2,006,919,774

	Other Assets & Liabilities, Net — 1.2%		25,175,374

	Net Assets — 100.0%		2,032,095,148

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term instruments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
BASIC MATERIALS
Chemicals	$—	$5,710,927	$—	$5,710,927
Forest Products & Paper	—	2,940,896	—	2,940,896
Iron/Steel	—	20,547,885	—	20,547,885
Metals & Mining	—	4,515,611	—	4,515,611
BASIC MATERIALS TOTAL	—	33,715,319	—	33,715,319
COMMUNICATIONS
Advertising	—	325,725	—	325,725
Media	—	79,609,103	17,100	79,626,203
Telecommunication Services	—	71,354,073	—	71,354,073
COMMUNICATIONS TOTAL	—	151,288,901	17,100	151,306,001
CONSUMER CYCLICAL
Airlines	—	—	4,552,760	4,552,760
Apparel	—	879,337	—	879,337
Auto Manufacturers	—	271,013	—	271,013
Auto Parts & Equipment	—	1,278,555	—	1,278,555
Entertainment	—	1,861,692	—	1,861,692
Home Builders	—	2,186,575	—	2,186,575
Lodging	—	4,956,562	—	4,956,562
Retail	—	45,478,061	—	45,478,061
CONSUMER CYCLICAL TOTAL	—	56,911,795	4,552,760	61,464,555
CONSUMER NON-CYCLICAL
Agriculture	—	621,858	—	621,858
Beverages	—	31,977,515	—	31,977,515
Biotechnology	—	5,863,009	—	5,863,009
Commercial Services	—	5,270,025	—	5,270,025
Food	—	27,570,522	—	27,570,522
Healthcare Products	—	1,756,013	—	1,756,013
Healthcare Services	—	12,543,480	—	12,543,480
Household Products/Wares	—	8,792,466	—	8,792,466
Pharmaceuticals	—	21,935,411	—	21,935,411
CONSUMER NON-CYCLICAL TOTAL	—	116,330,299	—	116,330,299
ENERGY
Coal	—	2,065,650	—	2,065,650
Oil & Gas	—	67,777,321	—	67,777,321
Oil & Gas Services	—	21,825,125	—	21,825,125
Pipelines	—	60,679,426	—	60,679,426
ENERGY TOTAL	—	152,347,522	—	152,347,522
FINANCIALS
Banks	—	259,922,797	—	259,922,797
Diversified Financial Services	—	41,252,091	—	41,252,091
Insurance	—	96,666,894	—	96,666,894

Real Estate Investment Trusts (REITs)	—	22,304,250	—	22,304,250
Savings & Loans	—	44,285	—	44,285
FINANCIALS TOTAL	—	420,190,317	—	420,190,317
INDUSTRIALS
Aerospace & Defense	—	11,734,669	—	11,734,669
Air Transportation	—	—	1,488,881	1,488,881
Building Materials	—	550,269	—	550,269
Electrical Components & Equipment	—	1,201,988	—	1,201,988
Electronics	—	832,150	—	832,150
Engineering & Construction	—	203,275	—	203,275
Machinery	—	16,767,092	—	16,767,092
Machinery-Construction & Mining	—	6,403,327	—	6,403,327
Machinery-Diversified	—	579,919	—	579,919
Miscellaneous Manufacturing	—	2,987,037	—	2,987,037
Packaging & Containers	—	3,560,283	—	3,560,283
Transportation	—	25,090,578	—	25,090,578
INDUSTRIALS TOTAL	—	69,910,587	1,488,881	71,399,468
TECHNOLOGY
Computers	—	1,119,056	—	1,119,056
Networking Products	—	7,592,769	—	7,592,769
Office/Business Equipment	—	105,800	—	105,800
Semiconductors	—	924,666	—	924,666
Software	—	23,555,311	—	23,555,311
TECHNOLOGY TOTAL	—	33,297,602	—	33,297,602
UTILITIES
Electric	—	86,518,174	—	86,518,174
Gas	—	20,166,603	—	20,166,603
UTILITIES TOTAL	—	106,684,777	—	106,684,777
Total Corporate Fixed-Income Bonds & Notes	—	1,140,677,119	6,058,741	1,146,735,860
Mortgage-Backed Securities	—	461,775,267	—	461,775,267
Asset-Backed Securities	—	137,925,924	1,019,001	138,944,925
Commercial Mortgage-Backed Securities	—	141,442,133	—	141,442,133
Government & Agency Obligations
U.S. Government Obligations	31,999,262	—	—	31,999,262
Total Government & Agency Obligations	31,999,262	—	—	31,999,262
Collateralized Mortgage Obligations
Agency	—	22,573,999	—	22,573,999
Non - Agency	—	24,346,771	—	24,346,771
Total Collateralized Mortgage Obligations	—	46,920,770	—	46,920,770
Municipal Bonds
California	—	9,095,779	—	9,095,779
New York	—	7,465,200	—	7,465,200
Total Municipal Bonds	—	16,560,979	—	16,560,979
Common Stock
Industrials
Airlines	4,763	—	—	4,763
Industrials Total	4,763	—	—	4,763
Total Common Stocks	4,763	—	—	4,763
Preferred Stock
COMMUNICATIONS
Diversified Telecommunication Services	—	—	89	89
Total COMMUNICATIONS	—	—	89	89
Total Preferred Stock	—	—	89	89
Warrant
FINANCIALS	—	—	101	101
Total Warrants	—	—	101	101
Convertible Bond
COMMUNICATIONS
Telecommunication Services	—	476,625	—	476,625
COMMUNICATIONS TOTAL	—	476,625	—	476,625
Total Convertible Bonds	—	476,625	—	476,625
Short-Term Obligation
Repurchase Agreement	—	22,059,000	—	22,059,000
Total Short-Term Obligations	—	22,059,000	—	22,059,000
Total Investments	32,004,025	1,967,837,817	7,077,932	2,006,919,774

Forward foreign currency exchange contracts	—	(2,648)	—	(2,648)

Futures contracts	1,458,222	—	—	1,458,222

Credit default swap contracts	—	(6,685,269)	—	(6,685,269)

Total	$33,462,247	$1,961,149,900	$7,077,932	$2,001,690,079

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ended June 30, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2009
Asset-Backed Securities
ASSET BACKED
OTHER ASSET BACKED	$1,224,679	$—	$—	$42,127	$—	$(247,805)	$—	$—	$1,019,001	$42,127

Corporate Fixed-Income Bonds & Notes
COMMUNICATIONS
Media	17,100	157	—	(156)	—	—	—	—	17,100	(156)

CONSUMER CYCLICAL
Airlines	3,391,731	—	24,646	877,739	—	(251,923)	—	—	4,042,194	877,739
	—	—	—		—	—	510,566	—	510,566

INDUSTRIALS
Air Transportation	1,277,128	—	—	421,916	—	(210,163)	—	—	1,488,881	421,916

Preferred Stock
COMMUNICATIONS
Media	89	—	—	—	—	—	—	—	89	—

Warrants
FINANCIALS
Banks	101	—	—	—	—	—	—	—	101	—

Total	$5,910,828	$157	$24,646	$1,341,626	$—	$(709,891)	$510,566	$—	$7,077,932	$1,341,626

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized gains attributable to securities owned at June 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $ 1,341,626.

(a)	Principal amount is stated in U.S. dollars unless otherwise noted.

(b)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At June 30, 2009, the value of these securities amounted to $4,751,163, which represents 0.2% of net assets.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid, except for the following, amounted to $196,550,310, which represents 9.7% of net assets.

		Acquisition
	Security	Date	Par/Unit	Cost	Value
	CMP Susquehanna Radio Holdings, Preferred Stock Series A	03/26/09	$8,862	$89	$89

	Local TV Finance LLC, PIK, 9.250% 06/15/15	05/07/07-06/15/09	630,000	547,456	107,100

	Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07	280,000	280,000	236,600

	Qatar Petroleum 5.579% 05/30/11	05/19/06	1,091,248	1,091,248	1,108,532

	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298% 09/30/20	01/07/08	3,400,000	3,247,748	3,109,334

	Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07	570,000	578,930	480,943

	Systems 2001 Asset Trust, 6.664% 09/15/13	10/17/02	1,366,531	1,366,531	1,270,136
					$6,312,734

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(e)

The issuer  has filed for bankruptcy protection unded Chapter 11, and is in default of certain debt covenants.  Income is being accrued.  At June 30, 2009, the value of these securities amounted to $1,763,287, which represents 0.1% of net assets.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $4,996,291, which represents 0.2% of net assets.

(g)

A portion of this security is pledged as collateral for credit default swap contracts. At June 30, 2009, the total market value of securities pledged amounted to $28,833,678, which represents 1.4% of net assets.

(h)	Loan participation agreement.

(i)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(j)	The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2009, the value of these securities amounted to $115,334, which represents less than 0.1% of net assets.

(k)	Security is guaranteed by the Federal Deposit Insurance Company.

(l)	Investments in affiliates during the three months ended June 30, 2009:

Security name: Merrill Lynch & Co., Inc. 5.450%, 02/05/13 5.700%, 05/02/17 6.050%, 08/15/12 6.150%, 04/25/13 7.750%, 05/14/38

	Par as of 03/31/09:		$36,690,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 06/30/09:		$36,690,000
	Net realized gain (loss):		$—
	Interest income earned:		$421,661
	Value at end of period:		$34,519,757

As of January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(m)

The security or a portion of the security is pledged as collateral for open futures contracts. At June 30, 2009, the total market value of securities pledged amounted to $4,184,922, which represents 0.2% of net assets.

(n)	Non-income producing security.

(o)	Cost for federal income tax purposes is $2,108,580,724.

(p)	Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$57,688,203	$(159,349,153)	$(101,660,950)

Forward foreign currency exchange contract outstanding on June 30, 2009, is:

Forward Foreign Currency Exchange Contract to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$203,418	$200,770	07/29/09	$(2,648)

At June 30, 2009, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
30-Year U.S. Treasury Bonds	735	$86,994,140	$88,452,362	Sept-2009	$1,458,222

At June 30, 2009, the Fund had entered into the following credit default swap contracts:

Swap Counterparty	Referenced Obligation	Receive Buy/ Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premiums Paid (Received)	Value of Contract
Barclays Capital	Home Depot, Inc. 5.875% 12/16/36	Buy	2.930%	12/20/13	$21,545,000	$—	$(1,798,630)
Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	5.270%	12/20/13	17,500,000	—	(1,759,546)
Morgan Stanley	Home Depot, Inc. 5.875% 12/16/36	Buy	3.350%	12/20/13	8,000,000	—	(808,684)
Barclays Capital	Limited Brands, Inc. 6.125% 12/01/12	Buy	6.150%	03/20/14	17,500,000	—	(2,454,751)
Barclays Capital	Time Warner, Inc. 5.875% 11/15/16	Buy	1.200%	03/20/14	15,685,000	—	(270,896)
Barclays Capital	HSBC Finacial Corp. 7.000% 5/15/12	Buy	5.000%	06/20/14	3,730,000	(152,913)	35,660
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	6,215,000	(252,784)	(53,132)
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	06/20/14	12,840,000	1,074,833	424,710
							$(6,685,269)

At June 30, 2009, cash of $7,010,000 was pledged as collateral for open credit default swap contracts.

Acronym	Name
EUR	Euro
I.O.	Interest Only
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO

June 30, 2009 (Unaudited)	Columbia International Growth Fund

		Shares	Value ($)*
Common Stocks — 96.6%
Consumer Discretionary — 9.7%
Auto Components — 0.7%
	Keihin Corp.	98,400	1,284,507
Auto Components Total			1,284,507
Automobiles — 0.9%
	Nissan Motor Co., Ltd.	260,700	1,573,910
Automobiles Total			1,573,910
Diversified Consumer Services — 0.6%
	Benesse Corp.	25,300	1,011,157
Diversified Consumer Services Total			1,011,157
Hotels, Restaurants & Leisure — 2.7%
	Compass Group PLC	206,216	1,162,024
	OPAP SA	74,484	1,978,153
	William Hill PLC	557,077	1,813,907
Hotels, Restaurants & Leisure Total			4,954,084
Specialty Retail — 3.7%
	Fast Retailing Co., Ltd.	12,200	1,588,982
	Game Group PLC	498,104	1,357,135
	Hennes & Mauritz AB, Class B	22,180	1,108,812
	Point, Inc.	11,950	641,571
	Yamada Denki Co., Ltd.	34,620	2,011,457
Specialty Retail Total			6,707,957
Textiles, Apparel & Luxury Goods — 1.1%
	Polo Ralph Lauren Corp.	38,093	2,039,499
Textiles, Apparel & Luxury Goods Total			2,039,499
CONSUMER DISCRETIONARY TOTAL			17,571,114
Consumer Staples — 16.2%
Beverages — 1.2%
	Carlsberg A/S, Class B	19,217	1,235,230
	Fomento Economico Mexicano SAB de CV, ADR	30,264	975,711
Beverages Total			2,210,941
Food & Staples Retailing — 6.0%
	FamilyMart Co., Ltd.	59,600	1,868,002
	Koninklijke Ahold NV	236,890	2,722,094
	Shoprite Holdings Ltd.	118,345	845,703
	Tesco PLC	281,960	1,643,437
	Wal-Mart Stores, Inc.	34,909	1,690,992
	Woolworths Ltd.	100,131	2,117,309
Food & Staples Retailing Total			10,887,537

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 5.6%
	Danone SA	19,169	947,982
	Nestle SA, Registered Shares	170,520	6,435,621
	Nippon Meat Packers, Inc.	104,000	1,311,621
	Unilever NV	61,939	1,494,817
Food Products Total			10,190,041
Household Products — 0.7%
	Reckitt Benckiser Group PLC	25,373	1,156,351
Household Products Total			1,156,351
Tobacco — 2.7%
	British American Tobacco PLC	60,494	1,671,170
	Japan Tobacco, Inc.	1,001	3,120,073
Tobacco Total			4,791,243
CONSUMER STAPLES TOTAL			29,236,113
Energy — 6.1%
Energy Equipment & Services — 0.7%
	Seadrill Ltd.	35,997	517,238
	Tecnicas Reunidas SA	14,048	662,945
Energy Equipment & Services Total			1,180,183
Oil, Gas & Consumable Fuels — 5.4%
	BG Group PLC	210,230	3,532,272
	INPEX CORP.	202	1,608,982
	Royal Dutch Shell PLC, Class A	34,393	861,345
	Total SA	70,660	3,827,098
Oil, Gas & Consumable Fuels Total			9,829,697
ENERGY TOTAL			11,009,880
Financials — 12.7%
Capital Markets — 1.9%
	Investec PLC	181,682	980,558
	Man Group PLC	196,770	903,145
	UBS AG, Registered Shares (a)	122,482	1,498,535
Capital Markets Total			3,382,238
Commercial Banks — 7.1%
	Banco Bilbao Vizcaya Argentaria SA	166,893	2,103,091
	Banco Santander SA	205,391	2,478,653
	National Bank of Greece SA (a)	71,696	1,964,340
	Standard Chartered PLC	82,954	1,562,405
	Svenska Handelsbanken AB, Class A	114,851	2,170,223
	Toronto-Dominion Bank	27,800	1,436,188

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Westpac Banking Corp.	69,542	1,126,466
Commercial Banks Total			12,841,366
Diversified Financial Services — 0.7%
	BM&F BOVESPA SA	120,100	722,010
	Hong Kong Exchanges & Clearing Ltd.	41,500	644,383
Diversified Financial Services Total			1,366,393
Insurance — 0.9%
	Brit Insurance Holdings PLC	520,889	1,624,164
Insurance Total			1,624,164
Real Estate Management & Development — 2.1%
	Hongkong Land Holdings Ltd.	697,000	2,460,698
	Leopalace21 Corp.	151,700	1,347,741
Real Estate Management & Development Total			3,808,439
FINANCIALS TOTAL			23,022,600
Health Care — 12.2%
Biotechnology — 1.0%
	Amgen, Inc. (a)	34,687	1,836,330
Biotechnology Total			1,836,330
Health Care Equipment & Supplies — 0.9%
	Synthes, Inc.	15,854	1,534,678
Health Care Equipment & Supplies Total			1,534,678
Pharmaceuticals — 10.3%
	Astellas Pharma, Inc.	28,400	1,003,203
	GlaxoSmithKline PLC	151,958	2,675,914
	Novartis AG, Registered Shares	98,860	4,016,530
	Novo-Nordisk A/S, Class B	61,507	3,343,031
	Roche Holding AG, Genusschein Shares	35,521	4,832,588
	Sanofi-Aventis SA, ADR	58,878	1,736,312
	Taisho Pharmaceutical Co., Ltd.	54,000	1,022,009
Pharmaceuticals Total			18,629,587
HEALTH CARE TOTAL			22,000,595
Industrials — 10.9%
Aerospace & Defense — 1.6%
	BAE Systems PLC	515,066	2,875,114
Aerospace & Defense Total			2,875,114
Building Products — 1.0%
	Asahi Glass Co., Ltd.	213,000	1,699,799
Building Products Total			1,699,799

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — 0.8%
Societe BIC SA	26,348	1,513,274
Commercial Services & Supplies Total		1,513,274
Construction & Engineering — 0.9%
JGC Corp.	105,000	1,689,042
Construction & Engineering Total		1,689,042
Electrical Equipment — 2.3%
ABB Ltd., Registered Shares (a)	93,468	1,471,233
Alstom SA	27,672	1,637,805
Schneider Electric SA	14,268	1,091,211
Electrical Equipment Total		4,200,249
Industrial Conglomerates — 1.2%
Siemens AG, Registered Shares	31,717	2,195,781
Industrial Conglomerates Total		2,195,781
Machinery — 1.7%
Amada Co., Ltd.	127,000	784,823
MAN SE	35,602	2,189,672
Machinery Total		2,974,495
Marine — 0.6%
A.P. Moller - Maersk A/S, Class B	184	1,104,873
Marine Total		1,104,873
Transportation Infrastructure — 0.8%
Zhejiang Expressway Co., Ltd., Class H	1,848,000	1,452,619
Transportation Infrastructure Total		1,452,619
INDUSTRIALS TOTAL		19,705,246
Information Technology — 8.9%
Communications Equipment — 0.4%
Nokia Oyj	48,831	712,623
Communications Equipment Total		712,623
Electronic Equipment, Instruments & Components — 1.3%
FUJIFILM Holdings Corp.	73,700	2,325,116
Electronic Equipment, Instruments & Components Total		2,325,116
Internet Software & Services — 1.1%
Tencent Holdings Ltd.	102,600	1,189,972
VistaPrint Ltd. (a)	19,822	845,408
Internet Software & Services Total		2,035,380

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — 1.1%
	Redecard SA	133,300	2,051,031
IT Services Total			2,051,031
Semiconductors & Semiconductor Equipment — 2.0%
	Samsung Electronics Co., Ltd.	2,369	1,097,138
	Shinko Electric Industries Co., Ltd.	204,500	2,514,898
Semiconductors & Semiconductor Equipment Total			3,612,036
Software — 3.0%
	Dassault Systemes SA	35,809	1,583,379
	Nintendo Co., Ltd.	8,400	2,311,715
	SAP AG	37,135	1,497,129
Software Total			5,392,223
INFORMATION TECHNOLOGY TOTAL			16,128,409
MATERIALS — 11.1%
Chemicals — 3.9%
	Hitachi Chemical Co., Ltd.	71,100	1,142,732
	Nitto Denko Corp.	49,200	1,490,832
	Syngenta AG, Registered Shares	10,017	2,326,092
	Tokuyama Corp.	281,000	2,052,932
Chemicals Total			7,012,588
Metals & Mining — 7.2%
	Antofagasta PLC	165,750	1,609,544
	ArcelorMittal South Africa Ltd.	83,610	1,037,487
	BHP Billiton PLC	262,273	5,924,228
	Rio Tinto Ltd.	33,058	1,383,551
	Tokyo Steel Manufacturing Co., Ltd.	93,900	1,138,324
	Yamato Kogyo Co., Ltd.	65,100	1,908,385
Metals & Mining Total			13,001,519
MATERIALS TOTAL			20,014,107
TELECOMMUNICATION SERVICES — 4.2%
Diversified Telecommunication Services — 3.0%
	Nippon Telegraph & Telephone Corp.	45,700	1,859,438
	Telefonica SA	155,393	3,523,534
Diversified Telecommunication Services Total			5,382,972

5

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 1.2%
	Softbank Corp.	111,500	2,165,322
Wireless Telecommunication Services Total			2,165,322
TELECOMMUNICATION SERVICES TOTAL			7,548,294
Utilities — 4.6%
Electric Utilities — 0.9%
	Cia Energetica de Minas Gerais, ADR	117,744	1,582,480
Electric Utilities Total			1,582,480
Gas Utilities — 0.7%
	Gas Natural SDG SA	70,480	1,283,705
Gas Utilities Total			1,283,705
Independent Power Producers & Energy Traders — 0.9%
	International Power PLC	418,939	1,644,802
Independent Power Producers & Energy Traders Total			1,644,802
Multi-Utilities — 2.1%
	AGL Energy Ltd.	95,037	1,024,882
	GDF Suez	25,555	954,677
	National Grid PLC	105,269	949,427
	RWE AG	12,481	985,306
Multi-Utilities Total			3,914,292
UTILITIES TOTAL			8,425,279

	Total Common Stocks (cost of $174,477,228)		174,661,637
Investment Companies — 2.0%
	iShares FTSE/Xinhua China 25 Index Fund	55,794	2,140,816
	iShares MSCI EAFE Index Fund	32,289	1,479,159

	Total Investment Companies (cost of $2,910,332)		3,619,975
Rights — 0.4%
Materials — 0.4%
Metals & Mining — 0.4%
	Rio Tinto Ltd. FPR (a)	17,355	729,999
Metals & Mining Totall			729,999
MATERIALS TOTAL			729,999

	Total Rights (cost of $702,878)		729,999

6

		Par ($)	Value ($)
Short-Term Obligation — 1.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 04/26/17, market value $1,990,313 (repurchase proceeds $1,947,002)	1,947,000	1,947,000

	Total Short-Term Obligation (cost of $1,947,000)		1,947,000

	Total Investments — 100.1% (cost of $180,037,438)(b)(c)		180,958,611

	Other Assets & Liabilities, Net — (0.1)%		(111,572)

	Net Assets — 100.0%		180,847,039

7

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets..

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Auto Components	$—	$1,284,507	$—	$1,284,507
Automobiles	—	1,573,910	—	1,573,910
Diversified Consumer Services	—	1,011,157	—	1,011,157
Hotels, Restaurants & Leisure	—	4,954,084	—	4,954,084
Specialty Retail	—	6,707,957	—	6,707,957
Textiles, Apparel & Luxury Goods	2,039,499	—	—	2,039,499
Consumer Discretionary Total	2,039,499	15,531,615	—	17,571,114
Consumer Staples
Beverages	975,711	1,235,230	—	2,210,941
Food & Staples Retailing	1,690,992	9,196,545	—	10,887,537
Food Products	—	10,190,041	—	10,190,041
Household Products	—	1,156,351	—	1,156,351
Tobacco	—	4,791,243	—	4,791,243
Consumer Staples Total	2,666,703	26,569,410	—	29,236,113
Energy
Energy Equipment & Services	—	1,180,183	—	1,180,183
Oil, Gas & Consumable Fuels	—	9,829,697	—	9,829,697
Energy Total	—	11,009,880	—	11,009,880
Financials
Capital Markets	—	3,382,238	—	3,382,238
Commercial Banks	1,436,188	11,405,178	—	12,841,366
Diversified Financial Services	722,010	644,383	—	1,366,393
Insurance	—	1,624,164	—	1,624,164
Real Estate Management & Development	2,460,698	1,347,741	—	3,808,439
Financials Total	4,618,896	18,403,704	—	23,022,600
Health Care
Biotechnology	1,836,330	—	—	1,836,330
Health Care Equipment & Supplies	—	1,534,678	—	1,534,678
Pharmaceuticals	1,736,312	16,893,275	—	18,629,587
Health Care Total	3,572,642	18,427,953	—	22,000,595
Industrials
Aerospace & Defense	—	2,875,114	—	2,875,114
Building Products	—	1,699,799	—	1,699,799
Commercial Services & Supplies	—	1,513,274	—	1,513,274
Construction & Engineering	—	1,689,042	—	1,689,042
Electrical Equipment	—	4,200,249	—	4,200,249
Industrial Conglomerates	—	2,195,781	—	2,195,781
Machinery	—	2,974,495	—	2,974,495
Marine	—	1,104,873	—	1,104,873

9

Transportation Infrastructure	—	1,452,619	—	1,452,619
Industrials Total	—	19,705,246	—	19,705,246
Information Technology
Communications Equipment	—	712,623	—	712,623
Electronic Equipment, Instruments & Components	—	2,325,116	—	2,325,116
Internet Software & Services	845,408	1,189,972	—	2,035,380
IT Services	2,051,031	—	—	2,051,031
Semiconductors & Semiconductor Equipment	—	3,612,036	—	3,612,036
Software	—	5,392,223	—	5,392,223
Information Technology Total	2,896,439	13,231,970	—	16,128,409
MATERIALS
Chemicals	—	7,012,588	—	7,012,588
Metals & Mining	—	13,001,519	—	13,001,519
MATERIALS TOTAL	—	20,014,107	—	20,014,107
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services	—	5,382,972	—	5,382,972
Wireless Telecommunication Services	—	2,165,322	—	2,165,322
TELECOMMUNICATION SERVICES Total	—	7,548,294	—	7,548,294
Utilities
Electric Utilities	1,582,480	—	—	1,582,480
Gas Utilities	—	1,283,705	—	1,283,705
Independent Power Producers & Energy Traders	—	1,644,802	—	1,644,802
Multi-Utilities	—	3,914,292	—	3,914,292
Utilities Total	1,582,480	6,842,799	—	8,425,279
Total Common Stocks	17,376,659	157,284,978	—	174,661,637
Investment Companies	3,619,975			3,619,975
Rights
MATERIALS
Metals & Mining	—	729,999	—	729,999
MATERIALS TOTAL	—	729,999	—	729,999
Total Rights	—	729,999	—	729,999
Short-Term Obligation
Repurchase Agreement	—	1,947,000	—	1,947,000
Total Short-Term Obligation	—	1,947,000	—	1,947,000
Total Investments	20,996,634	159,961,977	—	180,958,611
Forward foreign currency exchange contracts	$—	$739,315	$—	$739,315
Total	$20,996,634	$160,701,292	$—	$181,697,926

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $180,037,438.

(c)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$16,780,081	$(15,858,908)	$921,173

Forward foreign currency exchange contracts outstanding on June 30, 2009 are:

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$551,131	$563,070	07/23/09	$(11,939)
AUD	5,577,283	4,832,297	07/23/09	744,986
AUD	2,493,365	2,356,480	07/23/09	136,885
CHF	2,399,975	2,444,601	07/23/09	(44,626)

10

CHF	613,112	570,767	07/23/09	42,345
DKK	532,178	489,698	07/23/09	42,480
EUR	3,312,189	3,343,355	07/23/09	(31,166)
EUR	4,872,186	4,484,511	07/23/09	387,675
GBP	3,013,958	3,024,571	07/23/09	(10,613)
GBP	366,873	321,296	07/23/09	45,577
GBP	1,671,496	1,626,362	07/23/09	45,134
JPY	2,340,635	2,306,328	07/23/09	34,307
JPY	1,120,583	1,095,863	07/23/09	24,720
MXN	1,096,028	1,082,264	07/23/09	13,764
NOK	353,764	368,124	07/23/09	(14,360)
NOK	432,569	409,524	07/23/09	23,045
NOK	268,276	269,734	07/23/09	(1,458)
NZD	188,175	161,272	07/23/09	26,903
SEK	2,246,371	2,334,334	07/23/09	(87,963)
SEK	905,107	817,519	07/23/09	87,588
SGD	186,370	186,553	07/23/09	(183)
SGD	1,699,422	1,631,923	07/23/09	67,499
SGD	629,517	628,835	07/23/09	682
TWD	1,687,082	1,698,461	07/23/09	(11,379)
				$1,509,903

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$1,072,493	$1,066,045	07/23/09	$(6,448)
AUD	467,456	448,986	07/23/09	(18,470)
BRL	2,854,485	2,458,621	07/23/09	(395,864)
BRL	1,228,725	1,198,257	07/23/09	(30,468)
CAD	1,350,775	1,443,949	07/23/09	93,174
CHF	788,024	778,465	07/23/09	(9,559)
DKK	2,512,686	2,537,901	07/23/09	25,215
DKK	1,160,961	1,098,862	07/23/09	(62,099)
EUR	72,950	72,515	07/23/09	(435)
EUR	3,953,303	3,812,144	07/23/09	(141,159)
GBP	366,874	341,225	07/23/09	(25,649)
JPY	2,260,635	2,249,276	07/23/09	(11,359)
JPY	718,838	721,362	07/23/09	2,524
KRW	1,203,993	1,131,938	07/23/09	(72,055)
MXN	1,655,208	1,631,871	07/23/09	(23,337)
MXN	355,829	359,335	07/23/09	3,506
NOK	621,263	617,626	07/23/09	(3,637)
SEK	92,416	90,776	07/23/09	(1,640)
SEK	1,305,490	1,313,005	07/23/09	7,515
SGD	91,114	90,606	07/23/09	(508)
TWD	1,687,083	1,632,627	07/23/09	(54,456)
ZAR	1,112,261	1,066,882	07/23/09	(45,379)
				$(770,588)

11

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
FPR	Full Paid Rights
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
ZAR	South African Rand

12

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Mid Cap Core Fund

		Shares	Value ($)*
Common Stocks — 100.2%
CONSUMER DISCRETIONARY — 17.1%
Auto Components — 0.8%
	Autoliv, Inc.	20,248	582,535
Auto Components Total			582,535
Distributors — 0.9%
	Genuine Parts Co.	18,678	626,834
Distributors Total			626,834
Diversified Consumer Services — 1.0%
	Apollo Group, Inc., Class A (a)	10,295	732,180
Diversified Consumer Services Total			732,180
Hotels, Restaurants & Leisure — 4.0%
	Bally Technologies, Inc. (a)	18,514	553,939
	Carnival Corp.	8,596	221,519
	Chipotle Mexican Grill, Inc., Class A (a)	4,374	349,920
	Darden Restaurants, Inc.	11,591	382,271
	International Game Technology	28,784	457,665
	Royal Caribbean Cruises Ltd.	24,431	330,796
	Starwood Hotels & Resorts Worldwide, Inc.	25,511	566,344
Hotels, Restaurants & Leisure Total			2,862,454
Household Durables — 1.2%
	NVR, Inc. (a)	493	247,678
	Stanley Works	18,345	620,795
Household Durables Total			868,473
Media — 1.2%
	DIRECTV Group, Inc. (a)	20,000	494,200
	Regal Entertainment Group, Class A	28,164	374,300
Media Total			868,500
Multiline Retail — 1.7%
	Big Lots, Inc. (a)	13,001	273,411
	J.C. Penney Co., Inc.	17,326	497,430
	Nordstrom, Inc.	23,989	477,141
Multiline Retail Total			1,247,982
Specialty Retail — 4.8%
	Aeropostale, Inc. (a)	10,664	365,455
	American Eagle Outfitters, Inc.	41,024	581,310
	O’Reilly Automotive, Inc. (a)	10,942	416,671
	Sherwin-Williams Co.	13,880	746,050
	TJX Companies, Inc.	30,302	953,301
	Urban Outfitters, Inc. (a)	16,695	348,425
Specialty Retail Total			3,411,212

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (CONTINUED)
Textiles, Apparel & Luxury Goods — 1.5%
	Phillips-Van Heusen Corp.	14,457	414,771
	Polo Ralph Lauren Corp.	11,609	621,546
Textiles, Apparel & Luxury Goods Total			1,036,317
CONSUMER DISCRETIONARY TOTAL			12,236,487
CONSUMER STAPLES — 6.2%
Beverages — 1.3%
	Hansen Natural Corp. (a)	10,786	332,425
	Molson Coors Brewing Co., Class B	14,352	607,520
Beverages Total			939,945
Food & Staples Retailing — 1.5%
	BJ’s Wholesale Club, Inc. (a)	13,216	425,952
	Kroger Co.	27,992	617,223
Food & Staples Retailing Total			1,043,175
Food Products — 0.7%
	Dean Foods Co. (a)	27,186	521,699
Food Products Total			521,699
Personal Products — 2.7%
	Avon Products, Inc.	35,074	904,208
	Estee Lauder Companies, Inc., Class A	13,333	435,589
	Mead Johnson Nutrition Co., Class A (a)	17,788	565,125
Personal Products Total			1,904,922
CONSUMER STAPLES TOTAL			4,409,741
ENERGY — 7.5%
Energy Equipment & Services — 2.8%
	Cameron International Corp. (a)	21,968	621,694
	Nabors Industries Ltd. (a)	36,092	562,313
	Pride International, Inc. (a)	16,242	407,025
	Weatherford International Ltd. (a)	19,061	372,833
Energy Equipment & Services Total			1,963,865
Oil, Gas & Consumable Fuels — 4.7%
	Cabot Oil & Gas Corp.	23,908	732,541
	CONSOL Energy, Inc.	14,430	490,043
	EOG Resources, Inc.	8,494	576,912
	Hess Corp.	7,810	419,788
	Newfield Exploration Co. (a)	11,575	378,155

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (CONTINUED)
Oil, Gas & Consumable Fuels — (continued)
	Southwestern Energy Co. (a)	20,001	777,039
Oil, Gas & Consumable Fuels Total			3,374,478
ENERGY TOTAL			5,338,343
FINANCIALS — 16.0%
Capital Markets — 3.5%
	Ameriprise Financial, Inc.	26,951	654,101
	Federated Investors, Inc., Class B	22,535	542,868
	Morgan Stanley	23,247	662,772
	Northern Trust Corp.	12,497	670,839
Capital Markets Total			2,530,580
Commercial Banks — 3.5%
	BB&T Corp.	24,211	532,158
	Fifth Third Bancorp.	87,752	623,039
	First Horizon National Corp. (a)	37,428	449,130
	PNC Financial Services Group, Inc.	12,101	469,640
	TCF Financial Corp.	34,157	456,679
Commercial Banks Total			2,530,646
Insurance — 5.3%
	ACE Ltd.	11,410	504,664
	Aon Corp.	17,661	668,822
	Axis Capital Holdings Ltd.	22,165	580,280
	Principal Financial Group, Inc.	35,195	663,074
	Prudential Financial, Inc.	20,689	770,045
	Reinsurance Group of America, Inc.	16,418	573,152
Insurance Total			3,760,037
Real Estate Investment Trusts (REITs) — 3.2%
	Digital Realty Trust, Inc.	11,775	422,134
	Equity Lifestyle Properties, Inc.	9,941	369,606
	Mack-Cali Realty Corp.	14,412	328,594
	National Retail Properties, Inc.	22,108	383,574
	Nationwide Health Properties, Inc.	15,658	403,037
	Simon Property Group, Inc.	7,020	361,038
Real Estate Investment Trusts (REITs) Total			2,267,983

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Real Estate Management & Development — 0.5%
	St. Joe Co. (a)	14,299	378,780
Real Estate Management & Development Total			378,780
FINANCIALS TOTAL			11,468,026
HEALTH CARE — 10.0%
Biotechnology — 0.7%
	Vertex Pharmaceuticals, Inc. (a)	15,078	537,380
Biotechnology Total			537,380
Health Care Equipment & Supplies — 2.5%
	Becton Dickinson & Co.	7,196	513,147
	Boston Scientific Corp. (a)	23,528	238,574
	Hill-Rom Holdings, Inc.	19,170	310,937
	Hologic, Inc. (a)	27,601	392,762
	IDEXX Laboratories, Inc. (a)	6,874	317,579
Health Care Equipment & Supplies Total			1,772,999
Health Care Providers & Services — 5.1%
	AmerisourceBergen Corp.	29,052	515,382
	CIGNA Corp.	26,842	646,624
	Community Health Systems, Inc. (a)	10,693	269,998
	Express Scripts, Inc. (a)	14,764	1,015,025
	Laboratory Corp. of America Holdings (a)	9,926	672,884
	Omnicare, Inc.	20,163	519,399
Health Care Providers & Services Total			3,639,312
Life Sciences Tools & Services — 1.2%
	Covance, Inc. (a)	8,366	411,607
	Life Technologies Corp. (a)	11,673	486,997
Life Sciences Tools & Services Total			898,604
Pharmaceuticals — 0.5%
	Mylan, Inc. (a)	26,936	351,515
Pharmaceuticals Total			351,515
HEALTH CARE TOTAL			7,199,810
INDUSTRIALS — 12.3%
Aerospace & Defense — 1.6%
	Goodrich Corp.	11,001	549,720
	Precision Castparts Corp.	8,332	608,486
Aerospace & Defense Total			1,158,206
Commercial Services & Supplies — 1.1%
	Republic Services, Inc.	32,203	786,075
Commercial Services & Supplies Total			786,075

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Construction & Engineering — 1.7%
	EMCOR Group, Inc. (a)	10,065	202,508
	Jacobs Engineering Group, Inc. (a)	15,090	635,138
	URS Corp. (a)	7,761	384,325
Construction & Engineering Total			1,221,971
Electrical Equipment — 0.9%
	Cooper Industries Ltd., Class A	13,089	406,414
	GrafTech International Ltd. (a)	22,133	250,324
Electrical Equipment Total			656,738
Industrial Conglomerates — 0.7%
	Tyco International Ltd.	18,891	490,788
Industrial Conglomerates Total			490,788
Machinery — 3.4%
	Cummins, Inc.	6,384	224,781
	Eaton Corp.	12,565	560,525
	Flowserve Corp.	6,224	434,497
	Joy Global, Inc.	15,388	549,659
	Parker Hannifin Corp.	16,200	695,952
Machinery Total			2,465,414
Professional Services — 0.8%
	Dun & Bradstreet Corp.	7,040	571,718
Professional Services Total			571,718
Road & Rail — 0.7%
	Ryder System, Inc.	17,159	479,079
Road & Rail Total			479,079
Trading Companies & Distributors — 1.4%
	W.W. Grainger, Inc.	8,015	656,268
	WESCO International, Inc. (a)	13,841	346,579
Trading Companies & Distributors Total			1,002,847
INDUSTRIALS TOTAL			8,832,836
INFORMATION TECHNOLOGY — 14.4%
Communications Equipment — 2.5%
	Brocade Communications Systems, Inc. (a)	72,762	568,999
	CommScope, Inc. (a)	23,595	619,605
	Corning, Inc.	36,327	583,411
Communications Equipment Total			1,772,015
Computers & Peripherals — 1.6%
	NCR Corp. (a)	47,730	564,646
	Teradata Corp. (a)	25,143	589,100
Computers & Peripherals Total			1,153,746

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Electronic Equipment, Instruments & Components — 1.1%
	Avnet, Inc. (a)	22,318	469,348
	Dolby Laboratories, Inc., Class A (a)	9,090	338,875
Electronic Equipment, Instruments & Components Total			808,223
Internet Software & Services — 0.7%
	Akamai Technologies, Inc. (a)	27,172	521,159
Internet Software & Services Total			521,159
IT Services — 2.0%
	Accenture Ltd., Class A	19,453	650,898
	Affiliated Computer Services, Inc., Class A (a)	16,672	740,570
IT Services Total			1,391,468
Semiconductors & Semiconductor Equipment — 4.3%
	Analog Devices, Inc.	28,102	696,368
	KLA-Tencor Corp.	22,921	578,755
	Marvell Technology Group Ltd. (a)	49,674	578,205
	Verigy Ltd. (a)	33,468	407,306
	Xilinx, Inc.	38,739	792,600
Semiconductors & Semiconductor Equipment Total			3,053,234
Software — 2.2%
	Activision Blizzard, Inc. (a)	31,264	394,864
	ANSYS, Inc. (a)	11,091	345,596
	BMC Software, Inc. (a)	15,681	529,861
	VMware, Inc., Class A (a)	12,186	332,312
Software Total			1,602,633
INFORMATION TECHNOLOGY TOTAL			10,302,478
MATERIALS — 5.8%
Chemicals — 2.2%
	Air Products & Chemicals, Inc.	7,998	516,591
	Celanese Corp., Series A	24,496	581,780
	Intrepid Potash, Inc. (a)	17,764	498,813
Chemicals Total			1,597,184
Containers & Packaging — 2.8%
	Crown Holdings, Inc. (a)	21,944	529,728
	Owens-Illinois, Inc. (a)	15,688	439,421
	Packaging Corp. of America	31,307	507,173
	Sonoco Products Co.	22,245	532,768
Containers & Packaging Total			2,009,090

6

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (CONTINUED)
Metals & Mining — 0.8%
	Nucor Corp.	6,525	289,906
	United States Steel Corp.	7,243	258,865
Metals & Mining Total			548,771
MATERIALS TOTAL			4,155,045
TELECOMMUNICATION SERVICES — 2.0%
Diversified Telecommunication Services — 0.6%
	CenturyTel, Inc.	14,508	445,396
Diversified Telecommunication Services Total			445,396
Wireless Telecommunication Services — 1.4%
	Millicom International Cellular SA (a)	6,390	359,502
	NII Holdings, Inc. (a)	21,975	419,063
	Sprint Nextel Corp. (a)	46,119	221,832
Wireless Telecommunication Services Total			1,000,397
TELECOMMUNICATION SERVICES TOTAL			1,445,793
UTILITIES — 8.9%
Electric Utilities — 1.4%
	Entergy Corp.	5,005	387,988
	FPL Group, Inc.	10,389	590,718
Electric Utilities Total			978,706
Gas Utilities — 1.8%
	Energen Corp.	10,467	417,633
	Questar Corp.	15,609	484,816
	UGI Corp.	16,287	415,156
Gas Utilities Total			1,317,605
Independent Power Producers & Energy Traders — 1.0%
	AES Corp. (a)	59,994	696,530
Independent Power Producers & Energy Traders Total			696,530
Multi-Utilities — 4.7%
	NSTAR	15,976	512,989
	OGE Energy Corp.	20,981	594,182
	PG&E Corp.	27,319	1,050,142
	Sempra Energy	12,987	644,545
	Xcel Energy, Inc.	33,257	612,262
Multi-Utilities Total			3,414,120
UTILITIES TOTAL			6,406,961

	Total Common Stocks (cost of $64,097,478)		71,795,520

7

Total Investments — 100.2% (cost of $64,097,478)(b)(c)	$71,795,520

Other Assets & Liabilities, Net — (0.2)%	(115,585)

Net Assets — 100.0%	$71,679,935

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Auto Components	$582,535	$—	$—	$582,535
Distributors	626,834	—	—	626,834
Diversified Consumer Services	732,180	—	—	732,180
Hotels, Restaurants & Leisure	2,862,454	—	—	2,862,454
Household Durables	868,473	—	—	868,473
Media	868,500	—	—	868,500
Multiline Retail	1,247,982	—	—	1,247,982
Specialty Retail	3,411,212	—	—	3,411,212
Textiles, Apparel & Luxury Goods	1,036,317	—	—	1,036,317
Consumer Discretionary Total	12,236,487	—	—	12,236,487
Consumer Staples
Beverages	939,945	—	—	939,945

8

Food & Staples Retailing	1,043,175	—	—	1,043,175
Food Products	521,699	—	—	521,699
Personal Products	1,904,922	—	—	1,904,922
Consumer Staples Total	4,409,741	—	—	4,409,741
Energy
Energy Equipment & Services	1,963,865	—	—	1,963,865
Oil, Gas & Consumable Fuels	3,374,478	—	—	3,374,478
Energy Total	5,338,343	—	—	5,338,343
Financials
Capital Markets	2,530,580	—	—	2,530,580
Commercial Banks	2,530,646	—	—	2,530,646
Insurance	3,760,037	—	—	3,760,037
Real Estate Investment Trusts (REITs)	2,267,983	—	—	2,267,983
Real Estate Management & Development	378,780	—	—	378,780
Financials Total	11,468,026	—	—	11,468,026
Health Care
Biotechnology	537,380	—	—	537,380
Health Care Equipment & Supplies	1,772,999	—	—	1,772,999
Health Care Providers & Services	3,639,312	—	—	3,639,312
Life Sciences Tools & Services	898,604	—	—	898,604
Pharmaceuticals	351,515	—	—	351,515
Health Care Total	7,199,810	—	—	7,199,810
Industrials
Aerospace & Defense	1,158,206	—	—	1,158,206
Commercial Services & Supplies	786,075	—	—	786,075
Construction & Engineering	1,221,971	—	—	1,221,971
Electrical Equipment	656,738	—	—	656,738
Industrial Conglomerates	490,788	—	—	490,788
Machinery	2,465,414	—	—	2,465,414
Professional Services	571,718	—	—	571,718
Road & Rail	479,079	—	—	479,079
Trading Companies & Distributors	1,002,847	—	—	1,002,847
Industrials Total	8,832,836	—	—	8,832,836
Information Technology
Communications Equipment	1,772,015	—	—	1,772,015
Computers & Peripherals	1,153,746	—	—	1,153,746
Electronic Equipment, Instruments & Components	808,223	—	—	808,223
Internet Software & Services	521,159	—	—	521,159
IT Services	1,391,468	—	—	1,391,468
Semiconductors & Semiconductor Equipment	3,053,234	—	—	3,053,234
Software	1,602,633	—	—	1,602,633
Information Technology Total	10,302,478	—	—	10,302,478
Materials
Chemicals	1,597,184	—	—	1,597,184
Containers & Packaging	2,009,090	—	—	2,009,090
Metals & Mining	548,771	—	—	548,771
Materials Total	4,155,045	—	—	4,155,045
Telecommunication Services
Diversified Telecommunication Services	445,396	—	—	445,396
Wireless Telecommunication Services	1,000,397	—	—	1,000,397
Telecommunication Services Total	1,445,793	—	—	1,445,793
Utilities
Electric Utilities	978,706	—	—	978,706
Gas Utilities	1,317,605	—	—	1,317,605
Independent Power Producers & Energy Traders	696,530	—	—	696,530
Multi-Utilities	3,414,120	—	—	3,414,120
Utilities Total	6,406,961	—	—	6,406,961
Total Common Stocks	71,795,520	—	—	71,795,520
Total Investments	71,795,520	—	—	71,795,520
Total	$71,795,520	$—	$—	$71,795,520

9

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $64,097,478.

(c)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$8,935,959	$(1,237,917)	$7,698,042

10

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Pacific/Asia Fund

		Shares	Value ($)*
Common Stocks — 95.3%
CONSUMER DISCRETIONARY — 11.2%
Automobiles — 3.2%
	Dongfeng Motor Group Co., Ltd., Class H	302,000	255,517
	Honda Motor Co., Ltd.	3,600	98,572
	Toyota Motor Corp.	16,000	604,869
Automobiles Total			958,958
Diversified Consumer Services — 0.9%
	Benesse Corp.	6,500	259,784
Diversified Consumer Services Total			259,784
Media — 2.3%
	BEC World PCL, Foreign Registered Shares	272,900	167,408
	Daiichikosho Co., Ltd.	29,500	321,026
	Jupiter Telecommunications Co., Ltd.	258	195,604
Media Total			684,038
Specialty Retail — 3.1%
	Autobacs Seven Co., Ltd.	4,400	157,341
	Chiyoda Co., Ltd.	13,700	195,616
	Point, Inc.	5,670	304,410
	USS Co., Ltd.	5,330	273,477
Specialty Retail Total			930,844
Textiles, Apparel & Luxury Goods — 1.7%
	LG Fashion Corp.	13,940	263,535
	Youngone Corp.	26,260	237,143
Textiles, Apparel & Luxury Goods Total			500,678
CONSUMER DISCRETIONARY TOTAL			3,334,302
CONSUMER STAPLES — 5.3%
Food & Staples Retailing — 2.4%
	Matsumotokiyoshi Holdings Co., Ltd.	9,400	193,324
	Seven & I Holdings Co., Ltd.	11,100	260,419
	Woolworths Ltd.	12,543	265,226
Food & Staples Retailing Total			718,969
Food Products — 1.0%
	China Milk Products Group Ltd.	611,000	168,435
	Toyo Suisan Kaisha Ltd.	5,900	121,770
Food Products Total			290,205
Personal Products — 0.6%
	Mandom Corp.	7,800	176,276
Personal Products Total			176,276

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (CONTINUED)
Tobacco — 1.3%
	Japan Tobacco, Inc.	79	246,240
	KT&G Corp.	2,749	155,268
Tobacco Total			401,508
CONSUMER STAPLES TOTAL			1,586,958
ENERGY — 5.0%
Energy Equipment & Services — 0.9%
	Shinko Plantech Co., Ltd.	32,000	252,389
Energy Equipment & Services Total			252,389
Oil, Gas & Consumable Fuels — 4.1%
	Australian Worldwide Exploration Ltd. (a)	146,502	302,142
	INPEX CORP.	32	254,888
	Oil & Natural Gas Corp., Ltd.	14,199	315,390
	Yanzhou Coal Mining Co., Ltd., Class H	252,000	346,744
Oil, Gas & Consumable Fuels Total			1,219,164
ENERGY TOTAL			1,471,553
FINANCIALS — 26.0%
Capital Markets — 1.5%
	Macquarie Group Ltd.	4,987	156,639
	Tokai Tokyo Financial Holdings, Inc.	82,000	297,120
Capital Markets Total			453,759
Commercial Banks — 14.1%
	Bangkok Bank PCL, Foreign Registered Shares	80,400	252,936
	Bank of Baroda	24,371	226,906
	Bank of China Ltd., Class H	893,000	423,133
	Commonwealth Bank of Australia	19,258	602,141
	DBS Group Holdings Ltd.	45,000	365,197
	Industrial & Commercial Bank of China, Class H	642,100	446,745
	Mitsubishi UFJ Financial Group, Inc.	54,100	332,563
	Siam Commercial Bank PCL, Foreign Registered Shares	114,000	245,098
	Sumitomo Mitsui Financial Group, Inc.	11,300	456,954
	Sumitomo Trust & Banking Co., Ltd.	30,400	163,647
	Taichung Commercial Bank	555,000	127,648
	Westpac Banking Corp.	24,330	394,106
	Yamaguchi Financial Group, Inc.	11,000	144,943
Commercial Banks Total			4,182,017

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Consumer Finance — 0.5%
	Hitachi Capital Corp.	10,900	147,098
Consumer Finance Total			147,098
Insurance — 3.3%
	Dongbu Insurance Co., Ltd.	9,540	194,896
	Hyundai Marine & Fire Insurance Co., Ltd.	18,990	235,531
	QBE Insurance Group Ltd.	17,825	284,413
	Tokio Marine Holdings, Inc.	9,700	266,407
Insurance Total			981,247
Real Estate Investment Trusts (REITs) — 2.0%
	CapitaCommercial Trust	234,000	131,553
	Japan Retail Fund Investment Corp.	59	272,183
	Kiwi Income Property Trust	330,536	191,761
Real Estate Investment Trusts (REITs) Total			595,497
Real Estate Management & Development — 3.6%
	Hongkong Land Holdings Ltd.	95,000	335,389
	Huaku Development Co., Ltd.	60,000	141,775
	Leopalace21 Corp.	31,500	279,854
	Swire Pacific Ltd., Class A	31,700	315,717
Real Estate Management & Development Total			1,072,735
Thrifts & Mortgage Finance — 1.0%
	LIC Housing Finance	22,086	284,463
Thrifts & Mortgage Finance Total			284,463
FINANCIALS TOTAL			7,716,816
HEALTH CARE — 3.1%
Health Care Providers & Services — 0.6%
	As One Corp.	10,300	184,397
Health Care Providers & Services Total			184,397
Pharmaceuticals — 2.5%
	Astellas Pharma, Inc.	6,600	233,139
	Santen Pharmaceutical Co., Ltd.	6,700	203,777
	Takeda Pharmaceutical Co., Ltd.	8,000	310,853
Pharmaceuticals Total			747,769
HEALTH CARE TOTAL			932,166
INDUSTRIALS — 13.1%
Commercial Services & Supplies — 1.1%
	Aeon Delight Co., Ltd.	19,400	313,411
Commercial Services & Supplies Total			313,411
Construction & Engineering — 4.8%
	COMSYS Holdings Corp.	17,900	197,849

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Construction & Engineering — (continued)
	CTCI Corp.	216,000	190,438
	Monadelphous Group Ltd.	28,074	266,056
	NEC Networks & System Integration Corp.	24,500	300,397
	Taikisha Ltd.	16,600	195,360
	Toyo Engineering Corp.	84,000	282,602
Construction & Engineering Total			1,432,702
Electrical Equipment — 3.0%
	Bharat Heavy Electricals Ltd.	6,464	299,836
	Harbin Power Equipment Co., Ltd., Class H	240,000	224,294
	Sumitomo Electric Industries Ltd.	31,500	353,121
Electrical Equipment Total			877,251
Industrial Conglomerates — 1.1%
	Keppel Corp. Ltd.	71,000	337,083
Industrial Conglomerates Total			337,083
Machinery — 0.8%
	Sintokogio Ltd.	31,200	219,918
Machinery Total			219,918
Road & Rail — 0.3%
	Transport International Holdings Ltd.	36,921	98,538
Road & Rail Total			98,538
Trading Companies & Distributors — 0.7%
	ITOCHU Corp.	30,000	207,207
Trading Companies & Distributors Total			207,207
Transportation Infrastructure — 1.3%
	Sichuan Expressway Co., Ltd., Class H (a)	318,000	130,958
	Zhejiang Expressway Co., Ltd., Class H	340,000	267,257
Transportation Infrastructure Total			398,215
INDUSTRIALS TOTAL			3,884,325
INFORMATION TECHNOLOGY — 12.1%
Computers & Peripherals — 0.6%
	Wistron Corp.	103,000	169,988
Computers & Peripherals Total			169,988
Electronic Equipment, Instruments & Components — 3.2%
	AU Optronics Corp.	223,000	216,311
	FUJIFILM Holdings Corp.	9,300	293,400
	HON HAI Precision Industry Co., Ltd.	60,745	186,984

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Electronic Equipment, Instruments & Components — (continued)
	Venture Corp., Ltd.	52,000	249,565
Electronic Equipment, Instruments & Components Total			946,260
Internet Software & Services — 1.0%
	NetEase.com, Inc., ADR (a)	5,878	206,788
	Tencent Holdings Ltd.	7,800	90,466
Internet Software & Services Total			297,254
Office Electronics — 1.4%
	Canon, Inc.	12,900	419,856
Office Electronics Total			419,856
Semiconductors & Semiconductor Equipment — 3.7%
	Macronix International	601,860	272,244
	Samsung Electronics Co., Ltd.	1,361	630,310
	United Microelectronics Corp., ADR	80,482	212,473
Semiconductors & Semiconductor Equipment Total			1,115,027
Software — 2.2%
	Nintendo Co., Ltd.	1,400	385,286
	NSD Co., Ltd.	27,200	275,120
Software Total			660,406
INFORMATION TECHNOLOGY TOTAL			3,608,791
MATERIALS — 9.9%
Chemicals — 2.4%
	Capro Corp. (a)	40,930	237,181
	Kansai Paint Co., Ltd.	42,000	300,704
	Shin-Etsu Chemical Co., Ltd.	3,900	180,122
Chemicals Total			718,007
Containers & Packaging — 1.2%
	Toyo Seikan Kaisha Ltd.	16,300	343,518
Containers & Packaging Total			343,518
Metals & Mining — 6.3%
	BHP Billiton Ltd.	23,026	631,083
	BlueScope Steel Ltd.	123,909	250,628
	China Zhongwang Holdings Ltd. (a)	74,400	102,335
	Freeport-McMoRan Copper & Gold, Inc.	4,103	205,601
	JFE Holdings, Inc.	2,600	86,841
	Tokyo Steel Manufacturing Co., Ltd.	23,800	288,521

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (CONTINUED)
Metals & Mining — (continued)
	Yamato Kogyo Co., Ltd.	10,800	316,599
Metals & Mining Total			1,881,608
MATERIALS TOTAL			2,943,133
TELECOMMUNICATION SERVICES — 5.1%
Diversified Telecommunication Services — 2.2%
	Chunghwa Telecom Co., Ltd., ADR	16,338	323,982
	Nippon Telegraph & Telephone Corp.	8,300	337,710
Diversified Telecommunication Services Total			661,692
Wireless Telecommunication Services — 2.9%
	China Mobile Ltd., ADR	4,652	232,972
	Philippine Long Distance Telephone Co., ADR	4,749	236,120
	SK Telecom Co., Ltd.	1,016	138,711
	Softbank Corp.	12,700	246,633
Wireless Telecommunication Services Total			854,436
TELECOMMUNICATION SERVICES TOTAL			1,516,128
UTILITIES — 4.5%
Electric Utilities — 1.5%
	CESC Ltd.	30,680	176,204
	Okinawa Electric Power Co., Inc.	5,100	274,711
Electric Utilities Total			450,915
Gas Utilities — 1.5%
	Tokyo Gas Co., Ltd.	67,000	239,527
	Xinao Gas Holdings Ltd.	126,000	217,358
Gas Utilities Total			456,885
Independent Power Producers & Energy Traders — 0.6%
	Energy Development Corp.	2,236,000	182,838
Independent Power Producers & Energy Traders Total			182,838
Water Utilities — 0.9%
	Guangdong Investment Ltd.	538,000	249,659
Water Utilities Total			249,659
UTILITIES TOTAL			1,340,297

	Total Common Stocks (cost of $28,496,454)		28,334,469

Investment Companies — 3.7%
	iShares MSCI Emerging Markets Index Fund	14,015	451,703
	iShares MSCI Japan Index Fund	46,153	435,223

6

	Shares	Value ($)
Investment Companies — (continued)
iShares MSCI Pacific ex-Japan Index Fund	7,055	223,432

Total Investment Companies (cost of $1,090,381)		1,110,358

		Par ($)
Short-Term Obligation — 0.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 04/26/17, market value $268,125 (repurchase proceeds $262,000)	262,000	262,000

	Total Short-Term Obligation (cost of $262,000)		262,000

	Total Investments — 99.9% (cost of $29,848,835)(b)(c)		29,706,827

	Other Assets & Liabilities, Net — 0.1%		38,597

	Net Assets — 100.0%		29,745,424

7

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Automobiles	$—	$958,958	$—	$958,958
Diversified Consumer Services	—	259,784	—	259,784
Media	—	684,038	—	684,038
Specialty Retail	—	930,844	—	930,844
Textiles, Apparel & Luxury Goods	—	263,535	237,143	500,678
Consumer Discretionary Total	—	3,097,159	237,143	3,334,302
Consumer Staples
Food & Staples Retailing	—	718,969	—	718,969
Food Products	—	290,205	—	290,205
Personal Products	—	176,276	—	176,276
Tobacco	—	401,508	—	401,508
Consumer Staples Total	—	1,586,958	—	1,586,958
Energy
Energy Equipment & Services	—	252,389	—	252,389
Oil, Gas & Consumable Fuels	—	1,219,164	—	1,219,164
Energy Total	—	1,471,553	—	1,471,553
Financials
Capital Markets	—	453,759	—	453,759
Commercial Banks	—	4,182,017	—	4,182,017
Consumer Finance	—	147,098	—	147,098
Insurance	—	981,247	—	981,247
Real Estate Investment Trusts (REITs)	—	595,497	—	595,497
Real Estate Management & Development	335,389	737,346	—	1,072,735
Thrifts & Mortgage Finance	—	284,463	—	284,463
Financials Total	335,389	7,381,427	—	7,716,816
Health Care
Health Care Providers & Services	—	184,397	—	184,397
Pharmaceuticals	—	747,769	—	747,769
Health Care Total	—	932,166	—	932,166
Industrials
Commercial Services & Supplies	—	313,411	—	313,411
Construction & Engineering	—	1,432,702	—	1,432,702
Electrical Equipment	—	877,251	—	877,251
Industrial Conglomerates	—	337,083	—	337,083
Machinery	—	219,918	—	219,918
Road & Rail	—	98,538	—	98,538
Trading Companies & Distributors	—	207,207	—	207,207
Transportation Infrastructure	—	398,215	—	398,215
Industrials Total	—	3,884,325	—	3,884,325
Information Technology
Computers & Peripherals	—	169,988	—	169,988
Electronic Equipment, Instruments & Components	—	946,260	—	946,260
Internet Software & Services	206,788	90,466	—	297,254
Office Electronics	—	419,856	—	419,856
Semiconductors & Semiconductor Equipment	212,473	902,554	—	1,115,027
Software	—	660,406	—	660,406
Information Technology Total	419,261	3,189,530	—	3,608,791
MATERIALS
Chemicals	—	718,007	—	718,007
Containers & Packaging	—	343,518	—	343,518
Metals & Mining	205,601	1,676,007	—	1,881,608
MATERIALS TOTAL	205,601	2,737,532	—	2,943,133
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services	323,982	337,710	—	661,692
Wireless Telecommunication Services	469,092	385,344	—	854,436
TELECOMMUNICATION SERVICES Total	793,074	723,054	—	1,516,128
Utilities
Electric Utilities	—	450,915	—	450,915
Gas Utilities	—	456,885	—	456,885
Independent Power Producers & Energy Traders	—	182,838	—	182,838
Water Utilities	—	249,659	—	249,659
Utilities Total	—	1,340,297	—	1,340,297
Total Common Stocks	1,753,325	26,344,001	237,143	28,334,469
Investment Companies	1,110,358	—	—	1,110,358
Short-Term Obligation
Repurchase Agreement	—	262,000	—	262,000
Total Short-Term Obligation	—	262,000	—	262,000
Total Investments	2,863,683	26,606,001	237,143	29,706,827
Forward foreign currency exchange contracts	—	77,994	—	77,994
Total	$2,863,683	$26,683,995	$237,143	$29,784,821

9

The Funds assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three months ended June 30, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2009
Common Stocks
Consumer Discretionary
Textiles, Apparel & Luxury Goods	$—	$—	$(1,792)	$78,827	$—	$(21,928)	$182,036	$—	$237,143	$78,827

Total	$—	$—	$(1,792)	$78,827	$—	$(21,928)	$182,036	$—	$237,143	$78,827

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized gains attributable to securities owned at June 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $78,827.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $29,848,835.
(c)	Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$3,382,267	$(3,524,275)	$(142,008)

Forward foreign currency exchange contracts outstanding on June 30, 2009 are:

Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$939,738	$814,213	07/23/09	$125,525
IDR	277,484	254,528	07/23/09	22,956
JPY	85,783	86,649	07/23/09	(866)
JPY	223,762	223,836	07/23/09	(74)
KRW	298,726	300,357	07/23/09	(1,631)
MYR	374,116	360,681	07/23/09	13,435
MYR	26,722	26,720	07/23/09	2
SGD	26,920	26,490	07/23/09	430
SGD	83,522	82,912	07/23/09	610
THB	83,325	83,235	07/23/09	90
TWD	425,621	411,883	07/23/09	13,738
			Total	$174,215

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
JPY	$514,918	$507,931	07/23/09	$(6,987)
KRW	55,064	54,680	07/23/09	(384)

10

KRW	83,219	82,082	07/23/09	(1,137)
KRW	271,194	254,964	07/23/09	(16,230)
NZD	118,575	101,623	07/23/09	(16,952)
PHP	83,376	82,482	07/23/09	(894)
PHP	261,222	254,371	07/23/09	(6,851)
SGD	455,572	437,477	07/23/09	(18,095)
THB	541,557	513,793	07/23/09	(27,764)
TWD	254,350	253,423	07/23/09	(927)
			Total	$(96,221)

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

11

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Select Large Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 97.9%
CONSUMER DISCRETIONARY — 17.6%
Diversified Consumer Services — 4.4%
Apollo Group, Inc., Class A (a)	726,920	51,698,550
Diversified Consumer Services Total		51,698,550
Hotels, Restaurants & Leisure — 2.6%
Carnival Corp.	1,176,111	30,308,381
Hotels, Restaurants & Leisure Total		30,308,381
Internet & Catalog Retail — 3.2%
Amazon.com, Inc. (a)	443,575	37,109,485
Internet & Catalog Retail Total		37,109,485
Specialty Retail — 7.4%
GameStop Corp., Class A (a)	2,147,620	47,269,116
Staples, Inc.	1,935,830	39,045,691
Specialty Retail Total		86,314,807
CONSUMER DISCRETIONARY TOTAL		205,431,223
CONSUMER STAPLES — 3.2%
Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	800,732	36,593,452
Food & Staples Retailing Total		36,593,452
CONSUMER STAPLES TOTAL		36,593,452
ENERGY — 3.1%
Energy Equipment & Services — 3.1%
FMC Technologies, Inc. (a)	972,849	36,559,666
Energy Equipment & Services Total		36,559,666
ENERGY TOTAL		36,559,666
FINANCIALS — 8.0%
Capital Markets — 4.0%
T. Rowe Price Group, Inc.	1,118,073	46,590,102
Capital Markets Total		46,590,102
Diversified Financial Services — 4.0%
CME Group, Inc.	150,573	46,844,766
Diversified Financial Services Total		46,844,766
FINANCIALS TOTAL		93,434,868
HEALTH CARE — 33.3%
Biotechnology — 8.4%
Celgene Corp. (a)	1,035,239	49,525,834
Gilead Sciences, Inc. (a)	1,028,332	48,167,071
Biotechnology Total		97,692,905
Health Care Equipment & Supplies — 9.8%
Alcon, Inc.	297,320	34,524,798

1

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (CONTINUED)
Health Care Equipment & Supplies — (continued)
	Intuitive Surgical, Inc. (a)	244,104	39,950,061
	St. Jude Medical, Inc. (a)	962,910	39,575,601
Health Care Equipment & Supplies Total			114,050,460
Health Care Providers & Services — 3.1%
	Medco Health Solutions, Inc. (a)	808,230	36,863,370
Health Care Providers & Services Total			36,863,370
Life Sciences Tools & Services — 8.6%
	Covance, Inc. (a)	708,007	34,833,944
	Illumina, Inc. (a)	895,520	34,871,549
	QIAGEN N.V. (a)	1,622,310	30,158,743
Life Sciences Tools & Services Total			99,864,236
Pharmaceuticals — 3.4%
	Allergan, Inc.	827,672	39,380,634
Pharmaceuticals Total			39,380,634
HEALTH CARE TOTAL			387,851,605
INDUSTRIALS — 6.6%
Air Freight & Logistics — 2.9%
	Expeditors International of Washington, Inc.	1,021,282	34,049,542
Air Freight & Logistics Total			34,049,542
Electrical Equipment — 3.7%
	First Solar, Inc. (a)	261,816	42,445,610
Electrical Equipment Total			42,445,610
INDUSTRIALS TOTAL			76,495,152
INFORMATION TECHNOLOGY — 19.1%
Communications Equipment — 7.5%
	QUALCOMM, Inc.	995,954	45,017,121
	Research In Motion Ltd. (a)	601,445	42,732,667
Communications Equipment Total			87,749,788
Computers & Peripherals — 4.4%
	Apple, Inc. (a)	360,190	51,301,862
Computers & Peripherals Total			51,301,862
Internet Software & Services — 3.9%
	Google, Inc., Class A (a)	106,339	44,831,459
Internet Software & Services Total			44,831,459

2

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
IT Services — 3.3%
	MasterCard, Inc., Class A	231,534	38,737,953
IT Services Total			38,737,953
INFORMATION TECHNOLOGY TOTAL			222,621,062
MATERIALS — 3.3%
Chemicals — 3.3%
	Mosaic Co.	854,890	37,871,627
Chemicals Total			37,871,627
MATERIALS TOTAL			37,871,627
TELECOMMUNICATION SERVICES — 3.7%
Wireless Telecommunication Services — 3.7%
	America Movil SAB de CV, Series L, ADR	1,120,331	43,379,216
Wireless Telecommunication Services Total			43,379,216
TELECOMMUNICATION SERVICES TOTAL			43,379,216

	Total Common Stocks (cost of $1,136,799,512)		1,140,237,871

		Par ($)
Short-Term Obligation — 1.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by U.S. Government Agency obligation maturing 11/27/37, market value $18,320,688 (repurchase proceeds $17,960,015)	17,960,000	17,960,000

	Total Short-Term Obligation (cost of $17,960,000)		17,960,000

	Total Investments — 99.5% (cost of $1,154,759,512)(b)(c)		1,158,197,871

	Other Assets & Liabilities, Net — 0.5%		6,208,882

	Net Assets — 100.0%		1,164,406,753

3

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009 in valuing the Fund’s assets:

4

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Diversified Consumer Services	$51,698,550	$—	$—	$51,698,550
Hotels, Restaurants & Leisure	30,308,381	—	—	30,308,381
Internet & Catalog Retail	37,109,485	—	—	37,109,485
Specialty Retail	86,314,807	—	—	86,314,807
Consumer Discretionary Total	205,431,223	—	—	205,431,223
Consumer Staples
Food & Staples Retailing	36,593,452	—	—	36,593,452
Consumer Staples Total	36,593,452	—	—	36,593,452
Energy
Energy Equipment & Services	36,559,666	—	—	36,559,666
Energy Total	36,559,666	—	—	36,559,666
Financials
Capital Markets	46,590,102	—	—	46,590,102
Diversified Financial Services	46,844,766	—	—	46,844,766
Financials Total	93,434,868	—	—	93,434,868
Health Care
Biotechnology	97,692,905	—	—	97,692,905
Health Care Equipment & Supplies	114,050,460	—	—	114,050,460
Health Care Providers & Services	36,863,370	—	—	36,863,370
Life Sciences Tools & Services	99,864,236	—	—	99,864,236
Pharmaceuticals	39,380,634	—	—	39,380,634
Health Care Total	387,851,605	—	—	387,851,605
Industrials
Air Freight & Logistics	34,049,542	—	—	34,049,542
Electrical Equipment	42,445,610	—	—	42,445,610
Industrials Total	76,495,152	—	—	76,495,152
Information Technology
Communications Equipment	87,749,788	—	—	87,749,788
Computers & Peripherals	51,301,862	—	—	51,301,862
Internet Software & Services	44,831,459	—	—	44,831,459
IT Services	38,737,953	—	—	38,737,953
Information Technology Total	222,621,062	—	—	222,621,062
Materials
Chemicals	37,871,627	—	—	37,871,627
Materials Total	37,871,627	—	—	37,871,627
Telecommunication Services
Wireless Telecommunication Services	43,379,216	—	—	43,379,216
Telecommunication Services Total	43,379,216	—	—	43,379,216
Total Common Stocks	1,140,237,871	—	—	1,140,237,871
Short-Term Obligation
Repurchase Agreement	—	17,960,000	—	17,960,000
Total Short-Term Obligation	—	17,960,000	—	17,960,000
Total Investments	$1,140,237,871	$17,960,000	$—	$1,158,197,871

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,154,759,512.
(c)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$121,791,996	$(118,353,637)	$3,438,359

Acronym	Name
ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Select Opportunities Fund

		Shares	Value ($)*
Common Stocks — 98.0%
CONSUMER DISCRETIONARY — 10.4%
Auto Components — 0.5%
	Nokian Renkaat Oyj	32,346	609,876
Auto Components Total			609,876
Distributors — 1.0%
	Genuine Parts Co.	23,015	772,383
	LKQ Corp. (a)	38,048	625,890
Distributors Total			1,398,273
Hotels, Restaurants & Leisure — 1.7%
	Bally Technologies, Inc. (a)	25,413	760,357
	Carnival Corp.	28,221	727,255
	Starbucks Corp. (a)	31,780	441,424
	WMS Industries, Inc. (a)	12,729	401,091
Hotels, Restaurants & Leisure Total			2,330,127
Leisure Equipment & Products — 0.4%
	Polaris Industries, Inc.	14,940	479,873
Leisure Equipment & Products Total			479,873
Media — 1.4%
	DIRECTV Group, Inc. (a)	31,745	784,419
	John Wiley & Sons, Inc., Class A	18,051	600,196
	Time Warner Cable, Inc.	17,752	562,206
Media Total			1,946,821
Multiline Retail — 1.8%
	Big Lots, Inc. (a)	27,873	586,169
	J.C. Penney Co., Inc.	18,794	539,576
	Target Corp.	32,483	1,282,104
Multiline Retail Total			2,407,849
Specialty Retail — 2.4%
	Best Buy Co., Inc.	14,679	491,600
	Jo-Ann Stores, Inc. (a)	27,953	577,788
	Lowe’s Companies, Inc.	43,564	845,577
	Lumber Liquidators, Inc. (a)	23,334	367,744
	Tractor Supply Co. (a)	12,168	502,782
	Urban Outfitters, Inc. (a)	23,467	489,756
Specialty Retail Total			3,275,247
Textiles, Apparel & Luxury Goods — 1.2%
	Hanesbrands, Inc. (a)	36,578	549,036

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (CONTINUED)
Textiles, Apparel & Luxury Goods — (continued)
	NIKE, Inc., Class B	20,709	1,072,312
Textiles, Apparel & Luxury Goods Total			1,621,348
CONSUMER DISCRETIONARY TOTAL			14,069,414
CONSUMER STAPLES — 8.8%
Beverages — 2.6%
	Carlsberg A/S, Class B	14,010	900,535
	Molson Coors Brewing Co., Class B	15,270	646,379
	PepsiCo, Inc.	36,046	1,981,088
Beverages Total			3,528,002
Food & Staples Retailing — 0.7%
	Safeway, Inc.	47,943	976,599
Food & Staples Retailing Total			976,599
Food Products — 1.8%
	Archer-Daniels-Midland Co.	32,144	860,495
	ConAgra Foods, Inc.	28,423	541,742
	Kraft Foods, Inc., Class A	14,835	375,919
	Sanderson Farms, Inc.	13,492	607,140
Food Products Total			2,385,296
Household Products — 0.6%
	Procter & Gamble Co.	17,170	877,387
Household Products Total			877,387
Personal Products — 1.8%
	Avon Products, Inc.	41,048	1,058,217
	Herbalife Ltd.	22,538	710,849
	Mead Johnson Nutrition Co., Class A (a)	20,365	646,996
Personal Products Total			2,416,062
Tobacco — 1.3%
	Philip Morris International, Inc.	40,775	1,778,605
Tobacco Total			1,778,605
CONSUMER STAPLES TOTAL			11,961,951
ENERGY — 13.6%
Energy Equipment & Services — 5.1%
	BJ Services Co.	59,942	817,010
	Cameron International Corp. (a)	34,926	988,406
	CARBO Ceramics, Inc.	20,886	714,301
	National-Oilwell Varco, Inc. (a)	27,646	902,918
	Noble Corp.	17,897	541,384

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (CONTINUED)
Energy Equipment & Services — (continued)
	Pioneer Drilling Co. (a)	66,679	319,393
	Schlumberger Ltd.	14,538	786,651
	Tenaris SA, ADR	25,707	695,117
	Transocean Ltd. (a)	7,532	559,552
	Wellstream Holdings PLC	71,728	606,426
Energy Equipment & Services Total			6,931,158
Oil, Gas & Consumable Fuels — 8.5%
	Apache Corp.	12,111	873,809
	Cimarex Energy Co.	27,097	767,929
	Comstock Resources, Inc. (a)	13,988	462,303
	Continental Resources, Inc. (a)	13,577	376,762
	Devon Energy Corp.	15,243	830,743
	EOG Resources, Inc.	13,754	934,172
	Exxon Mobil Corp.	40,425	2,826,112
	Hess Corp.	13,906	747,448
	Occidental Petroleum Corp.	21,145	1,391,552
	Peabody Energy Corp.	14,982	451,857
	Petroleo Brasileiro SA, ADR	25,152	1,030,729
	StatoilHydro ASA, ADR	39,074	772,493
Oil, Gas & Consumable Fuels Total			11,465,909
ENERGY TOTAL			18,397,067
FINANCIALS — 15.5%
Capital Markets — 4.6%
	Ameriprise Financial, Inc.	41,051	996,308
	Charles Schwab Corp.	33,552	588,502
	Credit Suisse Group AG, ADR	10,808	494,250
	Goldman Sachs Group, Inc.	11,620	1,713,253
	Invesco Ltd.	59,753	1,064,798
	Raymond James Financial, Inc.	46,580	801,642
	Waddell & Reed Financial, Inc., Class A	22,000	580,140
Capital Markets Total			6,238,893
Commercial Banks — 3.8%
	Fifth Third Bancorp.	167,048	1,186,040
	Glacier Bancorp, Inc.	28,709	424,032
	TCF Financial Corp.	47,281	632,147
	Wells Fargo & Co.	117,446	2,849,240
Commercial Banks Total			5,091,459
Consumer Finance — 0.9%
	American Express Co.	52,800	1,227,072
Consumer Finance Total			1,227,072

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Diversified Financial Services — 2.9%
	Hong Kong Exchanges & Clearing Ltd.	39,900	619,539
	JPMorgan Chase & Co.	87,194	2,974,188
	Portfolio Recovery Associates, Inc. (a)	7,755	300,351
Diversified Financial Services Total			3,894,078
Insurance — 2.6%
	ACE Ltd.	10,494	464,150
	Aon Corp.	19,367	733,428
	Axis Capital Holdings Ltd.	18,194	476,319
	MetLife, Inc.	24,715	741,697
	Prudential Financial, Inc.	31,047	1,155,569
Insurance Total			3,571,163
Real Estate Investment Trusts (REITs) — 0.7%
	Digital Realty Trust, Inc.	12,525	449,021
	Redwood Trust, Inc.	34,901	515,139
Real Estate Investment Trusts (REITs) Total			964,160
FINANCIALS TOTAL			20,986,825
HEALTH CARE — 11.2%
Biotechnology — 2.0%
	Celgene Corp. (a)	14,832	709,563
	Cephalon, Inc. (a)	6,857	388,449
	Genzyme Corp. (a)	6,745	375,494
	Gilead Sciences, Inc. (a)	21,483	1,006,264
	Seattle Genetics, Inc. (a)	28,816	280,091
Biotechnology Total			2,759,861
Health Care Equipment & Supplies — 2.8%
	Baxter International, Inc.	23,353	1,236,775
	Becton Dickinson & Co.	10,152	723,939
	Covidien PLC	15,491	579,983
	Hospira, Inc. (a)	13,606	524,103
	NuVasive, Inc. (a)	6,412	285,975
	Smith & Nephew PLC, ADR	11,709	436,278
Health Care Equipment & Supplies Total			3,787,053
Health Care Providers & Services — 1.8%
	Express Scripts, Inc. (a)	14,366	987,662
	Mednax, Inc. (a)	10,229	430,948
	UnitedHealth Group, Inc.	40,758	1,018,135
Health Care Providers & Services Total			2,436,745
Life Sciences Tools & Services — 1.2%
	Illumina, Inc. (a)	13,761	535,853
	Life Technologies Corp. (a)	17,592	733,938

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (CONTINUED)
Life Sciences Tools & Services — (continued)
	QIAGEN NV (a)	20,027	372,302
Life Sciences Tools & Services Total			1,642,093
Pharmaceuticals — 3.4%
	Abbott Laboratories	30,262	1,423,525
	Allergan, Inc.	19,524	928,952
	Novo Nordisk A/S, ADR	12,308	670,294
	Sanofi-Aventis SA, ADR	28,894	852,084
	Teva Pharmaceutical Industries Ltd., ADR	13,966	689,082
Pharmaceuticals Total			4,563,937
HEALTH CARE TOTAL			15,189,689
INDUSTRIALS — 9.1%
Aerospace & Defense — 1.6%
	Lockheed Martin Corp.	7,869	634,635
	Raytheon Co.	11,090	492,729
	United Technologies Corp.	19,088	991,812
Aerospace & Defense Total			2,119,176
Air Freight & Logistics — 0.7%
	Expeditors International of Washington, Inc.	19,712	657,198
	UTI Worldwide, Inc. (a)	26,071	297,209
Air Freight & Logistics Total			954,407
Construction & Engineering — 0.8%
	EMCOR Group, Inc. (a)	28,549	574,406
	Insituform Technologies, Inc., Class A (a)	32,677	554,529
Construction & Engineering Total			1,128,935
Industrial Conglomerates — 1.4%
	General Electric Co.	76,565	897,342
	Siemens AG, ADR	14,817	1,025,188
Industrial Conglomerates Total			1,922,530
Machinery — 2.3%
	Caterpillar, Inc.	17,475	577,374
	Dover Corp.	11,559	382,487
	Joy Global, Inc.	19,447	694,647
	Kubota Corp.	35,000	287,441
	Navistar International Corp. (a)	9,123	397,763
	Parker Hannifin Corp.	16,456	706,949
Machinery Total			3,046,661

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Marine — 1.4%
	A.P. Moller - Maersk A/S, Class B	146	876,692
	Diana Shipping, Inc.	37,837	503,989
	Genco Shipping & Trading Ltd.	23,986	520,976
Marine Total			1,901,657
Professional Services — 0.5%
	Dun & Bradstreet Corp.	7,994	649,193
Professional Services Total			649,193
Road & Rail — 0.4%
	Landstar System, Inc.	16,303	585,441
Road & Rail Total			585,441
INDUSTRIALS TOTAL			12,308,000
INFORMATION TECHNOLOGY — 18.4%
Communications Equipment — 1.5%
	Adtran, Inc.	30,697	659,065
	Brocade Communications Systems, Inc. (a)	89,504	699,921
	CommScope, Inc. (a)	27,071	710,884
Communications Equipment Total			2,069,870
Computers & Peripherals — 5.8%
	Apple, Inc. (a)	19,715	2,808,007
	Hewlett-Packard Co.	68,738	2,656,724
	International Business Machines Corp.	22,785	2,379,210
Computers & Peripherals Total			7,843,941
Electronic Equipment, Instruments & Components — 1.0%
	Agilent Technologies, Inc. (a)	34,479	700,269
	LG Display Co., Ltd., ADR	50,405	629,558
Electronic Equipment, Instruments & Components Total			1,329,827
Internet Software & Services — 1.7%
	Equinix, Inc. (a)	6,355	462,263
	Google, Inc., Class A (a)	4,572	1,927,509
Internet Software & Services Total			2,389,772
IT Services — 2.5%
	Affiliated Computer Services, Inc., Class A (a)	15,334	681,136
	Fiserv, Inc. (a)	19,784	904,129
	Hewitt Associates, Inc., Class A (a)	16,493	491,161
	MasterCard, Inc., Class A	2,845	475,997
	Redecard SA	53,600	824,721
IT Services Total			3,377,144

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Semiconductors & Semiconductor Equipment — 2.1%
	Amkor Technology, Inc. (a)	83,556	395,220
	Fairchild Semiconductor International, Inc. (a)	46,168	322,715
	Intel Corp.	71,533	1,183,871
	Micron Technology, Inc. (a)	114,100	577,346
	Texas Instruments, Inc.	19,151	407,916
Semiconductors & Semiconductor Equipment Total			2,887,068
Software — 3.8%
	Microsoft Corp.	154,669	3,676,482
	Nintendo Co., Ltd.	2,330	641,226
	Oracle Corp.	38,143	817,023
Software Total			5,134,731
INFORMATION TECHNOLOGY TOTAL			25,032,353
MATERIALS — 5.5%
Chemicals — 1.2%
	Monsanto Co.	13,616	1,012,213
	Potash Corp. of Saskatchewan, Inc.	6,934	645,209
Chemicals Total			1,657,422
Containers & Packaging — 0.4%
	Owens-Illinois, Inc. (a)	16,439	460,456
Containers & Packaging Total			460,456
Metals & Mining — 3.9%
	ArcelorMittal	18,212	602,453
	Cliffs Natural Resources, Inc.	17,516	428,616
	Freeport-McMoRan Copper & Gold, Inc.	24,596	1,232,506
	Kaiser Aluminum Corp.	19,975	717,302
	Nucor Corp.	17,620	782,857
	Thompson Creek Metals Co., Inc. (a)	84,080	859,298
	Vale SA, ADR	38,643	681,276
Metals & Mining Total			5,304,308
MATERIALS TOTAL			7,422,186
TELECOMMUNICATION SERVICES — 2.4%
Diversified Telecommunication Services — 1.1%
	Verizon Communications, Inc.	50,198	1,542,585
Diversified Telecommunication Services Total			1,542,585
Wireless Telecommunication Services — 1.3%
	American Tower Corp., Class A (a)	19,590	617,673
	Millicom International Cellular SA (a)	8,799	495,032

7

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (CONTINUED)
Wireless Telecommunication Services — (continued)
	Sprint Nextel Corp. (a)	129,076	620,855
Wireless Telecommunication Services Total			1,733,560
TELECOMMUNICATION SERVICES TOTAL			3,276,145
UTILITIES — 3.1%
Electric Utilities — 1.2%
	Entergy Corp.	11,675	905,046
	Exelon Corp.	15,589	798,313
Electric Utilities Total			1,703,359
Gas Utilities — 0.4%
	Perusahaan Gas Negara PT	1,949,000	599,027
Gas Utilities Total			599,027
Independent Power Producers & Energy Traders — 0.8%
	AES Corp. (a)	88,685	1,029,633
Independent Power Producers & Energy Traders Total			1,029,633
Multi-Utilities — 0.7%
	Public Service Enterprise Group, Inc.	28,970	945,291
Multi-Utilities Total			945,291
UTILITIES TOTAL			4,277,310

	Total Common Stocks (cost of $116,733,917)		132,920,940

		Par ($)
Short-Term Obligation — 0.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 04/26/17, market value $6,23,906 (repurchase proceeds $6,11,001)	611,000	611,000

	Total Short-Term Obligation (cost of $611,000)		611,000

	Total Investments — 98.5% (cost of $117,344,917)(b)(c)		133,531,940

	Other Assets & Liabilities, Net — 1.5%		2,098,916

	Net Assets — 100.0%		135,630,856

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009 in valuing the Fund’s assets:

9

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Auto Components	$—	$609,876	$—	$609,876
Distributors	1,398,273	—	—	1,398,273
Hotels, Restaurants & Leisure	2,330,127	—	—	2,330,127
Leisure Equipment & Products	479,873	—	—	479,873
Media	1,946,821	—	—	1,946,821
Multiline Retail	2,407,849	—	—	2,407,849
Specialty Retail	3,275,247	—	—	3,275,247
Textiles, Apparel & Luxury Goods	1,621,348	—	—	1,621,348
Consumer Discretionary Total	13,459,538	609,876	—	14,069,414
Consumer Staples
Beverages	2,627,467	900,535	—	3,528,002
Food & Staples Retailing	976,599	—	—	976,599
Food Products	2,385,296	—	—	2,385,296
Household Products	877,387	—	—	877,387
Personal Products	2,416,062	—	—	2,416,062
Tobacco	1,778,605	—	—	1,778,605
Consumer Staples Total	11,061,416	900,535	—	11,961,951
Energy
Energy Equipment & Services	6,324,732	606,426	—	6,931,158
Oil, Gas & Consumable Fuels	11,465,909	—	—	11,465,909
Energy Total	17,790,641	606,426	—	18,397,067
Financials
Capital Markets	6,238,893	—	—	6,238,893
Commercial Banks	5,091,459	—	—	5,091,459
Consumer Finance	1,227,072	—	—	1,227,072
Diversified Financial Services	3,274,539	619,539	—	3,894,078
Insurance	3,571,163	—	—	3,571,163
Real Estate Investment Trusts (REITs)	964,160	—	—	964,160
Financials Total	20,367,286	619,539	—	20,986,825
Health Care
Biotechnology	2,759,861	—	—	2,759,861
Health Care Equipment & Supplies	3,787,053	—	—	3,787,053
Health Care Providers & Services	2,436,745	—	—	2,436,745
Life Sciences Tools & Services	1,642,093	—	—	1,642,093
Pharmaceuticals	4,563,937	—	—	4,563,937
Health Care Total	15,189,689	—	—	15,189,689
Industrials
Aerospace & Defense	2,119,176	—	—	2,119,176
Air Freight & Logistics	954,407	—	—	954,407
Construction & Engineering	1,128,935	—	—	1,128,935
Industrial Conglomerates	1,922,530	—	—	1,922,530
Machinery	2,759,220	287,441	—	3,046,661
Marine	1,024,965	876,692	—	1,901,657
Professional Services	649,193	—	—	649,193
Road & Rail	585,441	—	—	585,441
Industrials Total	11,143,867	1,164,133	—	12,308,000
Information Technology
Communications Equipment	2,069,870	—	—	2,069,870
Computers & Peripherals	7,843,941	—	—	7,843,941
Electronic Equipment, Instruments & Components	1,329,827	—	—	1,329,827
Internet Software & Services	2,389,772	—	—	2,389,772
IT Services	3,377,144	—	—	3,377,144
Semiconductors & Semiconductor Equipment	2,887,068	—	—	2,887,068
Software	4,493,505	641,226	—	5,134,731
Information Technology Total	24,391,127	641,226	—	25,032,353
Materials
Chemicals	1,657,422	—	—	1,657,422
Containers & Packaging	460,456	—	—	460,456
Metals & Mining	5,304,308	—	—	5,304,308
Materials Total	7,422,186	—	—	7,422,186
Telecommunication Services
Diversified Telecommunication Services	1,542,585	—	—	1,542,585
Wireless Telecommunication Services	1,733,560	—	—	1,733,560
Telecommunication Services Total	3,276,145	—	—	3,276,145
Utilities
Electric Utilities	1,703,359	—	—	1,703,359
Gas Utilities	—	599,027	—	599,027
Independent Power Producers & Energy Traders	1,029,633	—	—	1,029,633
Multi-Utilities	945,291	—	—	945,291
Utilities Total	3,678,283	599,027	—	4,277,310
Total Common Stocks	127,780,178	5,140,762	—	132,920,940
Short-Term Obligation
Repurchase Agreement	—	611,000	—	611,000
Total Short-Term Obligation	—	611,000	—	611,000
Total Investments	$127,780,178	$5,751,762	$—	$133,531,940

10

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $117,344,917.

(c)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$18,945,255	$(2,758,232)	$16,187,023

Acronym	Name
ADR	American Depositary Receipt

11

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Select Small Cap Fund

		Shares	Value ($)*
Common Stocks — 98.8%
CONSUMER DISCRETIONARY — 14.6%
Automobiles — 2.1%
	Thor Industries, Inc.	500,000	9,185,000
Automobiles Total			9,185,000
Diversified Consumer Services — 2.2%
	Sotheby’s	700,000	9,877,000
Diversified Consumer Services Total			9,877,000
Hotels, Restaurants & Leisure — 1.4%
	P.F. Chang’s China Bistro, Inc. (a)	200,000	6,412,000
Hotels, Restaurants & Leisure Total			6,412,000
Household Durables — 4.4%
	Meritage Home Corp. (a)	600,000	11,316,000
	Ryland Group, Inc.	480,000	8,044,800
Household Durables Total			19,360,800
Specialty Retail — 4.5%
	Hibbett Sports, Inc. (a)	560,000	10,080,000
	Williams-Sonoma, Inc.	820,000	9,733,400
Specialty Retail Total			19,813,400
CONSUMER DISCRETIONARY TOTAL			64,648,200
CONSUMER STAPLES — 1.2%
Food & Staples Retailing — 1.2%
	Whole Foods Market, Inc.	280,000	5,314,400
Food & Staples Retailing Total			5,314,400
CONSUMER STAPLES TOTAL			5,314,400
ENERGY — 5.5%
Energy Equipment & Services — 4.4%
	Helix Energy Solutions Group, Inc. (a)	660,000	7,174,200
	Helmerich & Payne, Inc.	400,000	12,348,000
Energy Equipment & Services Total			19,522,200
Oil, Gas & Consumable Fuels — 1.1%
	Overseas Shipholding Group, Inc.	140,000	4,765,600
Oil, Gas & Consumable Fuels Total			4,765,600
ENERGY TOTAL			24,287,800
FINANCIALS — 15.9%
Capital Markets — 11.7%
	Cowen Group, Inc. (a)	200,000	1,670,000
	GFI Group, Inc.	1,080,000	7,279,200
	Greenhill & Co., Inc.	180,000	12,997,800
	KBW, Inc. (a)	580,000	16,680,800

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Capital Markets — (continued)
	Legg Mason, Inc.	540,000	13,165,200
Capital Markets Total			51,793,000
Commercial Banks — 1.2%
	Wilmington Trust Corp.	380,000	5,190,800
Commercial Banks Total			5,190,800
Real Estate Management & Development — 3.0%
	St. Joe Co. (a)	500,000	13,245,000
Real Estate Management & Development Total			13,245,000
FINANCIALS TOTAL			70,228,800
HEALTH CARE — 4.5%
Health Care Equipment & Supplies — 1.4%
	Cooper Companies, Inc.	240,000	5,935,200
Health Care Equipment & Supplies Total			5,935,200
Health Care Providers & Services — 1.6%
	Molina Healthcare, Inc. (a)	300,000	7,176,000
Health Care Providers & Services Total			7,176,000
Life Sciences Tools & Services — 1.5%
	Charles River Laboratories International, Inc. (a)	200,000	6,750,000
Life Sciences Tools & Services Total			6,750,000
HEALTH CARE TOTAL			19,861,200
INDUSTRIALS — 23.6%
Aerospace & Defense — 2.4%
	Innovative Solutions & Support, Inc.	631,376	2,822,251
	Triumph Group, Inc.	200,000	8,000,000
Aerospace & Defense Total			10,822,251
Building Products — 4.1%
	Quanex Building Products Corp.	520,000	5,834,400
	Simpson Manufacturing Co., Inc.	560,000	12,107,200
Building Products Total			17,941,600
Construction & Engineering — 2.4%
	Shaw Group, Inc. (a)	380,000	10,415,800
Construction & Engineering Total			10,415,800
Electrical Equipment — 2.0%
	Regal-Beloit Corp.	220,000	8,738,400
Electrical Equipment Total			8,738,400
Machinery — 4.4%
	Bucyrus International, Inc.	340,000	9,710,400

2

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Machinery — (continued)
	Kaydon Corp.	300,000	9,768,000
Machinery Total			19,478,400
Marine — 1.7%
	Diana Shipping, Inc.	580,000	7,725,600
Marine Total			7,725,600
Professional Services — 4.6%
	FTI Consulting, Inc. (a)	200,000	10,144,000
	MPS Group, Inc. (a)	340,000	2,597,600
	Navigant Consulting, Inc. (a)	600,000	7,752,000
Professional Services Total			20,493,600
Road & Rail — 2.0%
	Kansas City Southern (a)	560,000	9,021,600
Road & Rail Total			9,021,600
INDUSTRIALS TOTAL			104,637,251
INFORMATION TECHNOLOGY — 25.3%
Communications Equipment — 5.0%
	CommScope, Inc. (a)	240,000	6,302,400
	F5 Networks, Inc. (a)	460,000	15,911,400
Communications Equipment Total			22,213,800
Electronic Equipment, Instruments & Components — 3.8%
	FLIR Systems, Inc. (a)	500,000	11,280,000
	Rogers Corp. (a)	280,000	5,664,400
Electronic Equipment, Instruments & Components Total			16,944,400
IT Services — 5.7%
	Forrester Research, Inc. (a)	600,000	14,730,000
	Hewitt Associates, Inc., Class A (a)	360,000	10,720,800
IT Services Total			25,450,800
Semiconductors & Semiconductor Equipment — 7.9%
	Cabot Microelectronics Corp. (a)	340,000	9,618,600
	Power Integrations, Inc.	600,000	14,274,000
	Varian Semiconductor Equipment Associates, Inc. (a)	460,000	11,035,400
Semiconductors & Semiconductor Equipment Total			34,928,000

3

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Software — 2.9%
	Manhattan Associates, Inc. (a)	700,000	12,754,000
Software Total			12,754,000
INFORMATION TECHNOLOGY TOTAL			112,291,000
MATERIALS — 5.8%
Chemicals — 2.6%
	OM Group, Inc. (a)	400,000	11,608,000
Chemicals Total			11,608,000
Metals & Mining — 3.2%
	Brush Engineered Materials, Inc. (a)	240,000	4,020,000
	Walter Energy, Inc.	280,000	10,147,200
Metals & Mining Total			14,167,200
MATERIALS TOTAL			25,775,200
UTILITIES — 2.4%
Water Utilities — 2.4%
	Aqua America, Inc.	600,000	10,740,000
Water Utilities Total			10,740,000
UTILITIES TOTAL			10,740,000

	Total Common Stocks (cost of $422,790,502)		437,783,851

		Par ($)
Short-Term Obligation — 0.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 04/26/17, market value $3,939,375 (repurchase proceeds $3,860,003)	3,860,000	3,860,000

	Total Short-Term Obligation (cost of $3,860,000)		3,860,000

	Total Investments — 99.7% (cost of $426,650,502)(b)(c)		441,643,851

	Other Assets & Liabilities, Net — 0.3%		1,192,684

	Net Assets — 100.0%		442,836,535

4

Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Automobiles	$9,185,000	$—	$—	$9,185,000
Diversified Consumer Services	9,877,000	—	—	9,877,000
Hotels, Restaurants & Leisure	6,412,000	—	—	6,412,000
Household Durables	19,360,800	—	—	19,360,800
Specialty Retail	19,813,400	—	—	19,813,400
Consumer Discretionary Total	64,648,200	—	—	64,648,200
Consumer Staples
Food & Staples Retailing	5,314,400	—	—	5,314,400
Consumer Staples Total	5,314,400	—	—	5,314,400
Energy
Energy Equipment & Services	19,522,200	—	—	19,522,200
Oil, Gas & Consumable Fuels	4,765,600	—	—	4,765,600
Energy Total	24,287,800	—	—	24,287,800
Financials
Capital Markets	51,793,000	—	—	51,793,000
Commercial Banks	5,190,800	—	—	5,190,800
Real Estate Management & Development	13,245,000	—	—	13,245,000
Financials Total	70,228,800	—	—	70,228,800
Health Care
Health Care Equipment & Supplies	5,935,200	—	—	5,935,200
Health Care Providers & Services	7,176,000	—	—	7,176,000
Life Sciences Tools & Services	6,750,000	—	—	6,750,000
Health Care Total	19,861,200	—	—	19,861,200

5

Industrials
Aerospace & Defense	10,822,251	—	—	10,822,251
Building Products	17,941,600	—	—	17,941,600
Construction & Engineering	10,415,800	—	—	10,415,800
Electrical Equipment	8,738,400	—	—	8,738,400
Machinery	19,478,400	—	—	19,478,400
Marine	7,725,600	—	—	7,725,600
Professional Services	20,493,600	—	—	20,493,600
Road & Rail	9,021,600	—	—	9,021,600
Industrials Total	104,637,251	—	—	104,637,251
Information Technology
Communications Equipment	22,213,800	—	—	22,213,800
Electronic Equipment, Instruments & Components	16,944,400	—	—	16,944,400
IT Services	25,450,800	—	—	25,450,800
Semiconductors & Semiconductor Equipment	34,928,000	—	—	34,928,000
Software	12,754,000	—	—	12,754,000
Information Technology Total	112,291,000	—	—	112,291,000
Materials
Chemicals	11,608,000	—	—	11,608,000
Metals & Mining	14,167,200	—	—	14,167,200
Materials Total	25,775,200	—	—	25,775,200
Utilities
Water Utilities	10,740,000	—	—	10,740,000
Utilities Total	10,740,000	—	—	10,740,000
Total Common Stocks	437,783,851	—	—	437,783,851
Short-Term Obligation
Repurchase Agreement	—	3,860,000	—	3,860,000
Total Short-Term Obligation	—	3,860,000	—	3,860,000
Total Investments	$437,783,851	$3,860,000	$—	$441,643,851

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $426,650,502.

(c)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$61,643,902	$(46,650,553)	$14,993,349

6

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Short-Intermediate Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 41.7%
BASIC MATERIALS — 0.8%
Chemicals — 0.4%
EI Du Pont de Nemours & Co.
	6.000% 07/15/18	1,460,000	1,573,779
Chemicals Total			1,573,779
Iron/Steel — 0.4%
Nucor Corp.
	5.850% 06/01/18	1,290,000	1,337,910
Iron/Steel Total			1,337,910
BASIC MATERIALS TOTAL			2,911,689
COMMUNICATIONS — 6.1%
Media — 1.9%
Comcast Cable Holdings LLC
	9.800% 02/01/12	3,595,000	4,046,910
Historic TW, Inc.
	9.150% 02/01/23	1,330,000	1,442,074
News America, Inc.
	5.300% 12/15/14	1,660,000	1,671,867
Media Total			7,160,851
Telecommunication Services — 4.2%
America Movil S.A. de C.V.
	5.500% 03/01/14	2,150,000	2,194,161
AT&T, Inc.
	5.500% 02/01/18	1,750,000	1,747,440
Cincinnati Bell, Inc.
	8.375% 01/15/14	500,000	462,500
Cisco Systems, Inc.
	5.500% 02/22/16	1,580,000	1,673,838
Sprint Capital Corp.
	8.375% 03/15/12	1,530,000	1,507,050
Telefonica Emisiones SAU
	5.877% 07/15/19(a)	1,255,000	1,293,896
	6.421% 06/20/16	1,125,000	1,202,862
Verizon Wireless Capital LLC
	5.550% 02/01/14(b)	5,000,000	5,308,140
Telecommunication Services Total			15,389,887
COMMUNICATIONS TOTAL			22,550,738
CONSUMER CYCLICAL — 1.5%
Retail — 1.5%
CVS Lease Pass Through Trust
	6.125% 08/15/16	3,000,000	3,107,685

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (CONTINUED)
Retail — (continued)
CVS Pass-Through Trust
	8.353% 07/10/31(b)	600,000	618,574
Target Corp.
	5.875% 07/15/16	1,790,000	1,937,836
Retail Total			5,664,095
CONSUMER CYCLICAL TOTAL			5,664,095
CONSUMER NON-CYCLICAL — 3.7%
Beverages — 1.5%
Bottling Group LLC
	5.500% 04/01/16	1,180,000	1,253,724
Diageo Capital PLC
	4.375% 05/03/10	4,000,000	4,059,828
Beverages Total			5,313,552
Commercial Services — 0.1%
Iron Mountain, Inc.
	8.625% 04/01/13	500,000	498,750
Commercial Services Total			498,750
Food — 0.9%
HJ Heinz Co.
	5.350% 07/15/13	2,045,000	2,138,166
SYSCO Corp.
	4.200% 02/12/13	1,175,000	1,193,111
Food Total			3,331,277
Healthcare Services — 0.6%
UnitedHealth Group, Inc.
	6.000% 06/15/17	2,130,000	2,053,390
Healthcare Services Total			2,053,390
Pharmaceuticals — 0.6%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	2,275,000	2,327,521
Pharmaceuticals Total			2,327,521
CONSUMER NON-CYCLICAL TOTAL			13,524,490
ENERGY — 4.2%
Oil & Gas — 0.1%
Marathon Oil Corp.
	7.500% 02/15/19	380,000	414,752
Oil & Gas Total			414,752

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Oil & Gas Services — 1.0%
Baker Hughes, Inc.
	7.500% 11/15/18	1,725,000	2,020,079
Smith International, Inc.
	9.750% 03/15/19	1,470,000	1,697,969
Oil & Gas Services Total			3,718,048
Oil, Gas & Consumable Fuels — 2.8%
Apache Corp.
	5.250% 04/15/13	1,675,000	1,759,490
BP Capital Markets PLC
	0.824% 03/17/10(c)	3,900,000	3,910,019
Chevron Corp.
	3.950% 03/03/14	1,250,000	1,286,955
ConocoPhillips
	4.400% 05/15/13	1,290,000	1,326,301
Hess Corp.
	8.125% 02/15/19	1,895,000	2,157,370
Oil, Gas & Consumable Fuels Total			10,440,135
Pipelines — 0.3%
Plains All American Pipeline LP
	6.500% 05/01/18	920,000	930,959
Pipelines Total			930,959
ENERGY TOTAL			15,503,894
FINANCIALS — 18.5%
Banks — 15.5%
American Express Credit Corp.
	5.875% 05/02/13	940,000	933,391
Bank of New York Mellon Corp.
	5.125% 08/27/13	1,295,000	1,363,109
Citibank NA
	1.625% 03/30/11	5,550,000	5,593,423
Citigroup, Inc.
	5.250% 02/27/12	5,480,000	5,351,220
	6.125% 05/15/18	825,000	721,595
Comerica Bank
	5.200% 08/22/17	1,305,000	1,003,883
Credit Suisse/New York
	5.000% 05/15/13	1,225,000	1,252,346
	6.000% 02/15/18	1,520,000	1,517,454
Deutsche Bank AG
	4.875% 05/20/13	2,730,000	2,802,268

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Banks — (continued)
Goldman Sachs Group, Inc.
	3.250% 06/15/12	2,505,000	2,592,422
	6.000% 05/01/14	320,000	333,971
	6.150% 04/01/18	3,755,000	3,655,782
JPMorgan Chase & Co.
	1.650% 02/23/11	1,945,000	1,961,577
	2.125% 06/22/12	3,140,000	3,151,656
	5.150% 10/01/15	4,030,000	3,972,452
	6.000% 01/15/18	1,395,000	1,385,803
Keycorp
	6.500% 05/14/13	1,045,000	1,041,156
Merrill Lynch & Co., Inc.
	6.875% 04/25/18(d)	1,075,000	994,973
Morgan Stanley
	5.550% 04/27/17	1,760,000	1,638,345
	5.950% 12/28/17	1,080,000	1,036,325
	7.300% 05/13/19	325,000	337,009
National City Corp.
	4.900% 01/15/15	1,260,000	1,194,868
Regions Bank
	3.250% 12/09/11	3,785,000	3,927,187
Republic New York Corp.
	9.500% 04/15/14	2,700,000	2,842,474
Sovereign Bank
	2.750% 01/17/12	1,945,000	1,970,975
Wachovia Corp.
	5.500% 05/01/13	2,940,000	3,037,032
	5.750% 02/01/18	1,760,000	1,728,507
Banks Total			57,341,203
Diversified Financial Services — 1.8%
Capital One Financial Corp.
	6.750% 09/15/17	1,630,000	1,559,561
Ford Motor Credit Co.
	8.625% 11/01/10	1,400,000	1,315,893
John Deere Capital Corp., MTN
	5.650% 07/25/11	3,080,000	3,220,245
Lehman Brothers Holdings, Inc.
	4.250% 01/27/10(e)(f)	2,960,000	473,600

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Diversified Financial Services — (continued)
	5.625% 01/24/13(e)(f)	1,750,000	280,000
Diversified Financial Services Total			6,849,299
Insurance — 1.2%
MetLife, Inc.
	7.717% 02/15/19	1,660,000	1,775,598
New York Life Global Funding
	4.650% 05/09/13(b)	2,000,000	2,028,622
Prudential Financial, Inc.
	7.375% 06/15/19	480,000	471,278
Insurance Total			4,275,498
FINANCIALS TOTAL			68,466,000
INDUSTRIALS — 1.6%
Transportation — 1.6%
Federal Express Corp.
	5.500% 08/15/09	2,380,000	2,388,866
Norfolk Southern Corp.
	5.750% 04/01/18	1,105,000	1,129,815
Union Pacific Corp.
	7.875% 01/15/19	2,120,000	2,426,730
Transportation Total			5,945,411
INDUSTRIALS TOTAL			5,945,411
TECHNOLOGY — 1.4%
Office/Business Equipment — 0.3%
Xerox Corp.
	6.400% 03/15/16	1,000,000	920,000
Office/Business Equipment Total			920,000
Software — 1.1%
Oracle Corp.
	5.250% 01/15/16	4,025,000	4,211,824
Software Total			4,211,824
TECHNOLOGY TOTAL			5,131,824
UTILITIES — 3.9%
Electric — 3.9%
Duke Energy Carolinas LLC
	5.250% 01/15/18	2,120,000	2,213,055
Georgia Power Co.
	5.700% 06/01/17	3,140,000	3,362,030
Pacific Gas & Electric Co.
	5.625% 11/30/17	1,910,000	2,021,706

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (CONTINUED)
Electric — (continued)
Southern Co.
	5.300% 01/15/12	2,050,000	2,152,492
Virginia Electric Power
	5.100% 11/30/12	3,140,000	3,317,994
	5.400% 01/15/16	1,110,000	1,158,217
Electric Total			14,225,494
UTILITIES TOTAL			14,225,494

	Total Corporate Fixed-Income Bonds & Notes (cost of $154,312,766)		153,923,635
Government & Agency Obligations — 24.8%
U.S. GOVERNMENT AGENCIES — 5.9%
Federal Home Loan Mortgage Corp.
	3.000% 07/28/14	3,235,000	3,241,554
	4.000% 01/29/13	7,760,000	7,916,550
Federal National Mortgage Association
	3.625% 01/29/13	10,345,000	10,526,576
U.S. GOVERNMENT AGENCIES TOTAL			21,684,680
U.S. GOVERNMENT OBLIGATIONS — 18.9%
Israel Government AID Bond
	(g) 05/15/18	8,355,000	5,648,665
U.S. Treasury Inflation Indexed Note
	1.625% 01/15/18	4,060,942	4,021,600
U.S. Treasury Note
	0.875% 02/28/11	1,785,000	1,783,750
	1.375% 02/15/12	3,590,000	3,586,916
	1.750% 01/31/14	670,000	651,160
	2.250% 05/31/14	2,420,000	2,387,475
	2.625% 02/29/16	15,509,000	15,049,794
	2.625% 04/30/16	6,575,000	6,357,203
	2.750% 10/31/13	9,625,000	9,803,216
	3.250% 05/31/16	10,135,000	10,179,341
	4.500% 05/15/17	9,805,000	10,580,978
U.S. GOVERNMENT OBLIGATIONS TOTAL			70,050,098

	Total Government & Agency Obligations (cost of $92,628,899)		91,734,778
Commercial Mortgage-Backed Securities — 13.8%
Bank of America Commercial Mortgage, Inc.
	4.760% 11/10/39	4,350,000	3,896,967

6

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Capital One Multi-Asset Execution Trust
	4.700% 06/15/15	2,665,000	2,751,792
Commercial Mortgage Asset Trust
	7.230% 01/17/32(c)	2,000,000	1,910,173
	7.800% 11/17/32(c)	3,556,000	3,565,397
First Union National Bank Commercial Mortgage, Inc.
	6.141% 02/12/34	5,135,000	5,150,365
LB-UBS Commercial Mortgage Trust
	6.653% 11/15/27	3,970,000	4,069,936
Morgan Stanley Dean Witter Capital I
	4.740% 11/13/36	3,085,000	2,911,534
	5.080% 09/15/37	1,845,000	1,769,165
Nomura Asset Securities Corp.
	7.785% 03/15/30(c)	4,025,000	3,863,614
Salomon Brothers Mortgage Securities VII
	4.865% 03/18/36	3,320,000	3,235,514
Wachovia Bank Commercial Mortgage Trust
	5.001% 07/15/41	1,714,337	1,698,753
	5.037% 03/15/42	1,000,000	965,501
	5.087% 07/15/42(c)	4,267,000	3,930,010
	5.110% 07/15/42(c)	6,150,000	5,325,856
	5.230% 07/15/41(c)	4,775,000	4,555,206
	6.287% 04/15/34	1,435,000	1,458,104

	Total Commercial Mortgage-Backed Securities (cost of $54,483,222)		51,057,887
Collateralized Mortgage Obligations — 7.1%
AGENCY — 7.1%
Federal Home Loan Mortgage Corp.
	4.375% 04/15/15	1,725,287	1,770,939
Government National Mortgage Association
	4.478% 08/16/32	2,925,000	3,020,847
	4.667% 09/16/25	2,800,000	2,901,872
	5.183% 05/16/28(c)	10,355,000	10,880,163
	5.250% 07/16/29(c)	3,249,657	3,385,236
Resolution Funding Corp. Interest Strip
	(g) 10/15/17	6,230,000	4,399,184
AGENCY TOTAL			26,358,241

	Total Collateralized Mortgage Obligations (cost of $25,583,724)		26,358,241

7

		Par ($)	Value ($)
Mortgage-Backed Securities — 0.8%
Federal National Mortgage Association
	4.790% 11/01/12	2,630,000	2,746,769
Government National Mortgage Association
	8.000% 05/15/23	1,285	1,411
	8.500% 01/15/17	9,887	10,725
	8.500% 04/15/17	6,397	6,939

	Total Mortgage-Backed Securities (cost of $2,672,067)		2,765,844
Asset-Backed Securities — 4.6%
Capital Auto Receivables Asset Trust
	4.460% 07/15/14	3,655,000	3,597,453
	5.500% 04/20/10(b)	2,200,000	2,200,000
Chase Issuance Trust
	0.769% 01/15/12(c)	4,940,000	4,936,383
Discover Card Master Trust
	5.100% 10/15/13	1,265,000	1,312,462
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	1,270,000	1,307,233
USAA Auto Owner Trust
	4.280% 10/15/12	995,000	1,025,267
	4.900% 02/15/12	272,689	277,664
	5.070% 06/15/13	2,385,000	2,493,628

	Total Asset-Backed Securities (cost of $16,883,781)		17,150,090
Municipal Bond — 0.1%
CALIFORNIA — 0.1%
CA State of California
	Series 2009,
	5.250% 04/01/14	305,000	298,497
CALIFORNIA TOTAL			298,497

	Total Municipal Bonds (cost of $306,562)		298,497
Short-Term Obligation — 5.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 07/17/13, market value $19,856,188 (repurchase proceeds $19,463,016)	19,463,000	19,463,000

	Total Short-Term Obligation (cost of $19,463,000)		19,463,000

8

Total Investments — 98.2% (cost of $366,334,021)(h)(i)	$362,751,972

Other Assets & Liabilities, Net — 1.8%	6,674,099

Net Assets — 100.0%	$369,426,071

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

9

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
BASIC MATERIALS
Chemicals	$—	$1,573,779	$—	$1,573,779
Iron/Steel	—	1,337,910	—	1,337,910
BASIC MATERIALS Total	—	2,911,689	—	2,911,689
COMMUNICATIONS
Media	—	7,160,851	—	7,160,851
Telecommunication Services	—	15,389,887	—	15,389,887
COMMUNICATIONS TOTAL	—	22,550,738	—	22,550,738
CONSUMER CYCLICAL
Retail	—	5,664,095	—	5,664,095
CONSUMER CYCLICAL Total	—	5,664,095	—	5,664,095
CONSUMER NON-CYCLICAL
Beverages	—	5,313,552	—	5,313,552
Commercial Services	—	498,750	—	498,750
Food	—	3,331,277	—	3,331,277
Healthcare Services	—	2,053,390	—	2,053,390
Pharmaceuticals	—	2,327,521	—	2,327,521
CONSUMER NON-CYCLICAL TOTAL	—	13,524,490	—	13,524,490
ENERGY
Oil & Gas	—	414,752	—	414,752
Oil & Gas Services	—	3,718,048	—	3,718,048
Oil, Gas & Consumable Fuels	—	10,440,135	—	10,440,135
Pipelines	—	930,959	—	930,959
ENERGY TOTAL	—	15,503,894	—	15,503,894
FINANCIALS
Banks	—	57,341,203	—	57,341,203
Diversified Financial Services	—	6,849,299	—	6,849,299
Insurance	—	4,275,498	—	4,275,498
FINANCIALS Total	—	68,466,000	—	68,466,000
INDUSTRIALS
Transportation	—	5,945,411	—	5,945,411
INDUSTRIALS Total	—	5,945,411	—	5,945,411
TECHNOLOGY
Office/Business Equipment	—	920,000	—	920,000
Software	—	4,211,824	—	4,211,824
TECHNOLOGY TOTAL	—	5,131,824	—	5,131,824
UTILITIES
Electric	—	14,225,494	—	14,225,494
UTILITIES Total	—	14,225,494	—	14,225,494
Total Corporate Fixed-Income Bonds & Notes	—	153,923,635	—	153,923,635
Government & Agency Obligations
U.S. Government Agencies	—	21,684,680	—	21,684,680
U.S. Government Obligations	64,401,433	5,648,665	—	70,050,098
Total Government & Agency Obligations	64,401,433	27,333,345	—	91,734,778
Commercial Mortgage-Backed Securities	—	51,057,887	—	51,057,887
Collateralized Mortgage Obligations
AGENCY	—	26,358,241	—	26,348,241
Total Collateralized Mortgage Obligations	—	26,358,241	—	26,358,241
Mortgage-Backed Securities	—	2,765,844	—	2,765,844
Asset-Backed Securities	—	17,150,090	—	17,150,090
Municipal Bond
California	—	298,497	—	298,497
Total Municipal Bonds	—	298,497	—	298,497
Short-Term Obligation
Repurchase Agreement	—	19,463,000	—	19,463,000
Total Short-Term Obligation	—	19,463,000	—	19,463,000
Total Investments	64,401,433	298,350,539	—	362,751,972
Total	$64,401,433	$298,350,539	$—	$362,751,972

(a)	Security purchased on a delayed delivery basis.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid, amounted to $10,155,336, which represents 2.7% of net assets.

10

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(d)	Investments in affiliates during the three months ended June 30, 2009: Security name: Merrill Lynch & Co., Inc., 6.875% 04/25/18

	Par as of 03/31/09:		$1,075,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 06/30/09:		$1,075,000
	Net realized gain (loss):		$—
	Interest income earned:		$18,477
	Value at end of period:		$994,973

As of 01/01/2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants.  Income is not being accrued.  At June 30, 2009, the value of these securities amounted to $753,600 and represents 0.2% of net assets.

(g)	Zero coupon bond.

(h)	Cost for federal income tax purposes is $366,334,021.

(i)	Unrealized appreciation and depreciation at June 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$7,610,986	$(11,193,035)	$(3,582,049)

Acronym	Name
MTN	Medium-Term Note

11

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia U.S. Treasury Index Fund

		Par ($)	Value ($)*
Government & Agency Obligations — 98.7%
U.S. Treasury Bond — 18.4%
	3.500% 02/15/39	3,805,000	3,290,145
	4.375% 02/15/38(a)	5,890,000	5,947,981
	4.500% 02/15/36(a)	4,710,000	4,852,035
	5.000% 05/15/37(a)	1,870,000	2,080,958
	5.250% 02/15/29(a)	2,400,000	2,699,251
	5.375% 02/15/31(a)	2,795,000	3,208,135
	5.500% 08/15/28(a)	3,145,000	3,633,950
	6.000% 02/15/26(a)	535,000	645,260
	6.125% 11/15/27(a)	5,160,000	6,358,090
	6.875% 08/15/25(a)	2,005,000	2,626,863
	7.250% 08/15/22(a)	3,210,000	4,217,138
	7.500% 11/15/16(a)	7,115,000	9,075,517
	7.875% 02/15/21(a)	9,310,000	12,639,777
	8.125% 08/15/21(a)	735,000	1,019,927
	8.750% 05/15/17(a)	1,020,000	1,396,763
U.S. Treasury Bonds Total			63,691,790
U.S. Treasury Note — 80.3%
	0.875% 04/30/11	10,710,000	10,678,620
	0.875% 05/31/11	5,515,000	5,495,201
	1.250% 11/30/10(a)	6,000,000	6,044,280
	1.375% 02/15/12(a)	3,855,000	3,851,689
	1.375% 05/15/12	7,040,000	7,000,435
	1.875% 02/28/14	9,160,000	8,923,122
	1.875% 04/30/14	10,805,000	10,485,064
	2.000% 09/30/10(a)	12,175,000	12,384,739
	2.000% 11/30/13(a)	5,015,000	4,941,340
	2.375% 08/31/10	9,520,000	9,717,464
	2.500% 03/31/13(a)	6,390,000	6,505,819
	2.625% 04/30/16	4,620,000	4,466,962
	2.750% 02/15/19(a)	7,145,000	6,691,721
	2.875% 01/31/13	7,100,000	7,340,179
	3.125% 04/30/13(a)	960,000	997,500
	3.125% 09/30/13(a)	12,500,000	12,931,637
	3.125% 05/15/19(a)	2,515,000	2,432,483
	3.375% 11/30/12	3,735,000	3,932,253
	3.500% 02/15/18	5,670,000	5,697,908
	3.625% 12/31/12	6,590,000	6,986,428
	3.875% 02/15/13(a)	8,990,000	9,583,484
	3.875% 05/15/18(a)	5,425,000	5,589,871
	4.000% 02/15/14(a)	3,500,000	3,745,273

1

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. Treasury Note — (continued)
4.000% 02/15/15(a)	5,520,000	5,864,569
4.000% 08/15/18	7,905,000	8,199,588
4.125% 05/15/15(a)	2,230,000	2,378,433
4.250% 09/30/12	1,115,000	1,203,067
4.250% 08/15/14(a)	4,445,000	4,793,657
4.250% 11/15/17(a)	8,150,000	8,644,094
4.375% 12/15/10(a)	2,810,000	2,956,977
4.500% 09/30/11(a)	12,030,000	12,892,780
4.500% 04/30/12	7,780,000	8,419,423
4.500% 02/15/16(a)	4,500,000	4,880,038
4.500% 05/15/17	4,900,000	5,287,791
4.625% 12/31/11(a)	7,500,000	8,105,857
4.750% 05/15/14(a)	6,975,000	7,689,937
4.750% 08/15/17(a)	5,850,000	6,413,062
4.875% 04/30/11(a)	9,355,000	10,001,075
4.875% 02/15/12	1,500,000	1,635,938
5.125% 06/30/11(a)	10,130,000	10,926,947
5.750% 08/15/10	10,915,000	11,543,464
U.S. Treasury Notes Total		278,260,169

Total Government & Agency Obligations (cost of $331,314,018)		341,951,959

	Shares
Securities Lending Collateral — 26.3%
State Street Navigator Securities Lending Prime Portfolio (b) (7 day yield of 0.724%)	91,146,645	91,146,645

Total Securities Lending Collateral (cost of $91,146,645)		91,146,645

	Par ($)
Short-Term Obligation — 1.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09 due 07/01/09, at 0.000%, collateralized by a U.S. Treasury obligation maturing 05/15/10, market value $6,155,149 (repurchase proceeds $6,030,000)	6,030,000	6,030,000

Total Short-Term Obligation (cost of $6,030,000)		6,030,000

Total Investments — 126.7% (cost of $428,490,663)(c)(d)		439,128,604

Obligation to Return Collateral for Securities Loaned — (26.3)%		(91,146,645)

Other Assets & Liabilities, Net — (0.4)%		(1,469,595)

Net Assets — 100.0%		346,512,364

2

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

3

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government & Agency Obligations
U.S. Treasury Bond	$63,691,790	$—	$—	$63,691,790
U.S. Treasury Note	278,260,169	—	—	278,260,169
Total Government & Agency Obligations	341,951,959	—	—	341,951,959
Securities Lending Collateral	91,146,645	—	—	91,146,645
Short-Term Obligation
Repurchase Agreement	—	6,030,000	—	6,030,000
Total Short-Term Obligation	—	6,030,000	—	6,030,000
Total Investments	$433,098,604	$6,030,000	$—	$439,128,604

(a)	All or a portion of this security was on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 is $89,247,015.

(b)	Investment made with cash collateral received from securities lending activity.

(c)	Cost for federal income tax purposes is $430,739,898.

(d)	Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$9,643,003	$(1,254,297)	$8,388,706

4

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia Value and Restructuring Fund

		Shares	Value ($)*
Common Stocks — 99.4%
CONSUMER DISCRETIONARY — 4.1%
Household Durables — 2.1%
	Black & Decker Corp.	2,600,000	74,516,000
	Newell Rubbermaid, Inc.	3,850,000	40,078,500
Household Durables Total			114,594,500
Media — 0.1%
	CBS Corp., Class B	1,000,000	6,920,000
Media Total			6,920,000
Specialty Retail — 1.9%
	TJX Companies, Inc.	3,400,000	106,964,000
Specialty Retail Total			106,964,000
CONSUMER DISCRETIONARY TOTAL			228,478,500
CONSUMER STAPLES — 7.5%
Food Products — 1.1%
	Dean Foods Co. (a)	3,300,000	63,327,000
Food Products Total			63,327,000
Personal Products — 1.7%
	Avon Products, Inc.	3,700,000	95,386,000
Personal Products Total			95,386,000
Tobacco — 4.7%
	Lorillard, Inc.	3,900,000	264,303,000
Tobacco Total			264,303,000
CONSUMER STAPLES TOTAL			423,016,000
ENERGY — 24.3%
Oil, Gas & Consumable Fuels — 24.3%
	Alpha Natural Resources, Inc. (a)(b)	4,000,000	105,080,000
	Anadarko Petroleum Corp.	2,350,000	106,666,500
	ConocoPhillips	3,050,000	128,283,000
	CONSOL Energy, Inc.	4,650,000	157,914,000
	Devon Energy Corp.	2,450,000	133,525,000
	El Paso Corp.	4,400,000	40,612,000
	Foundation Coal Holdings, Inc.	2,000,000	56,220,000
	General Maritime Corp.	1,000,000	9,890,000
	Murphy Oil Corp.	1,000,000	54,320,000
	Noble Energy, Inc.	2,050,000	120,888,500
	PetroHawk Energy Corp. (a)	4,000,000	89,200,000
	Petroleo Brasileiro SA, ADR	7,650,000	313,497,000
	Rosetta Resources, Inc. (a)(c)(d)	2,500,000	21,875,000

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (CONTINUED)
Oil, Gas & Consumable Fuels — (continued)
	W&T Offshore, Inc.	2,400,000	23,376,000
Oil, Gas & Consumable Fuels Total			1,361,347,000
ENERGY TOTAL			1,361,347,000
FINANCIALS — 16.5%
Capital Markets — 6.4%
	Apollo Investment Corp. (e)	3,600,000	21,600,000
	Goldman Sachs Group, Inc.	850,000	125,324,000
	Invesco Ltd.	5,900,000	105,138,000
	Morgan Stanley	3,700,000	105,487,000
Capital Markets Total			357,549,000
Commercial Banks — 1.3%
	PNC Financial Services Group, Inc.	1,900,000	73,739,000
Commercial Banks Total			73,739,000
Diversified Financial Services — 1.9%
	CIT Group, Inc.	3,000,000	6,450,000
	JPMorgan Chase & Co.	2,900,000	98,919,000
Diversified Financial Services Total			105,369,000
Insurance — 6.0%
	ACE Ltd.	3,700,000	163,651,000
	Loews Corp.	2,350,000	64,390,000
	MetLife, Inc.	2,700,000	81,027,000
	Tower Group, Inc.	1,200,000	29,736,000
Insurance Total			338,804,000
Real Estate Investment Trusts (REITs) — 0.9%
	DiamondRock Hospitality Co.	4,900,000	30,674,000
	Host Hotels & Resorts, Inc.	2,500,000	20,975,000
	Vintage Wine Trust, Inc. (a)(c)(d)	2,140,500	620,745
Real Estate Investment Trusts (REITs) Total			52,269,745
FINANCIALS TOTAL			927,730,745
HEALTH CARE — 5.2%
Health Care Equipment & Supplies — 1.9%
	Baxter International, Inc.	2,000,000	105,920,000
Health Care Equipment & Supplies Total			105,920,000
Health Care Providers & Services — 1.6%
	AmerisourceBergen Corp.	5,000,000	88,700,000
Health Care Providers & Services Total			88,700,000

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (CONTINUED)
Pharmaceuticals — 1.7%
	Bristol-Myers Squibb Co.	4,800,000	97,488,000
Pharmaceuticals Total			97,488,000
HEALTH CARE TOTAL			292,108,000
INDUSTRIALS — 15.7%
Aerospace & Defense — 2.9%
	AerCap Holdings NV (a)(b)	5,100,000	36,822,000
	Empresa Brasileira de Aeronautica SA, ADR	1,400,000	23,184,000
	United Technologies Corp.	2,000,000	103,920,000
Aerospace & Defense Total			163,926,000
Airlines — 1.5%
	Copa Holdings SA, Class A	2,050,000	83,681,000
Airlines Total			83,681,000
Construction & Engineering — 1.1%
	AECOM Technology Corp. (a)	1,900,000	60,800,000
Construction & Engineering Total			60,800,000
Industrial Conglomerates — 1.5%
	Tyco International Ltd.	3,200,000	83,136,000
Industrial Conglomerates Total			83,136,000
Machinery — 3.7%
	AGCO Corp. (a)	3,800,000	110,466,000
	Eaton Corp.	2,200,000	98,142,000
Machinery Total			208,608,000
Road & Rail — 4.5%
	Ryder System, Inc.	2,000,000	55,840,000
	Union Pacific Corp.	3,750,000	195,225,000
Road & Rail Total			251,065,000
Trading Companies & Distributors — 0.5%
	RSC Holdings, Inc. (a)	4,400,000	29,568,000
Trading Companies & Distributors Total			29,568,000
INDUSTRIALS TOTAL			880,784,000
INFORMATION TECHNOLOGY — 8.4%
Communications Equipment — 5.4%
	CommScope, Inc. (a)	2,800,000	73,528,000
	Harris Corp.	5,500,000	155,980,000
	Nokia Oyj, ADR	5,200,000	75,816,000
Communications Equipment Total			305,324,000

3

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Computers & Peripherals — 3.0%
	International Business Machines Corp.	1,600,000	167,072,000
Computers & Peripherals Total			167,072,000
INFORMATION TECHNOLOGY TOTAL			472,396,000
MATERIALS — 11.6%
Chemicals — 4.2%
	Celanese Corp., Series A	5,100,000	121,125,000
	Lanxess AG	2,000,000	49,613,293
	PPG Industries, Inc.	1,500,000	65,850,000
Chemicals Total			236,588,293
Metals & Mining — 7.4%
	Freeport-McMoRan Copper & Gold, Inc.	1,800,000	90,198,000
	Grupo Mexico SAB de CV, Series B	57,105,783	62,447,423
	Schnitzer Steel Industries, Inc., Class A	1,600,000	84,576,000
	Southern Copper Corp.	5,400,000	110,376,000
	Vale SA, ADR	3,800,000	66,994,000
Metals & Mining Total			414,591,423
MATERIALS TOTAL			651,179,716
TELECOMMUNICATION SERVICES — 4.3%
Diversified Telecommunication Services — 0.5%
	Windstream Corp.	3,700,000	30,932,000
Diversified Telecommunication Services Total			30,932,000
Wireless Telecommunication Services — 3.8%
	America Movil SAB de CV, Series L, ADR	5,500,000	212,960,000
Wireless Telecommunication Services Total			212,960,000
TELECOMMUNICATION SERVICES TOTAL			243,892,000
UTILITIES — 1.8%
Electric Utilities — 1.8%
	Enel SpA	7,448,000	36,284,147
	Entergy Corp.	800,000	62,016,000
Electric Utilities Total			98,300,147
UTILITIES TOTAL			98,300,147

	Total Common Stocks (cost of $5,695,687,144)		5,579,232,108

4

		Shares	Value ($)
Convertible Preferred Stocks — 0.5%
FINANCIALS — 0.2%
Commercial Banks — 0.2%
	Wells Fargo & Co., 7.500%	15,000	11,774,550
Commercial Banks Total			11,774,550
FINANCIALS TOTAL			11,774,550
MATERIALS — 0.3%
Chemicals — 0.3%
	Celanese Corp., 4.250%	500,000	15,790,000
Chemicals Total			15,790,000
MATERIALS TOTAL			15,790,000

	Total Convertible Preferred Stocks (cost of $19,976,002)		27,564,550

	Total Investments — 99.9% (cost of $5,715,663,146)(f)(g)		5,606,796,658

	Other Assets & Liabilities, Net — 0.1%		5,709,219

	Net Assets — 100.0%		5,612,505,877

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund’s assets:

6

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Household Durables	$114,594,500	$—	$—	$114,594,500
Media	6,920,000	—	—	6,920,000
Specialty Retail	106,964,000	—	—	106,964,000
Consumer Discretionary Total	228,478,500	—	—	228,478,500
Consumer Staples
Food Products	63,327,000	—	—	63,327,000
Personal Products	95,386,000	—	—	95,386,000
Tobacco	264,303,000	—	—	264,303,000
Consumer Staples Total	423,016,000	—	—	423,016,000
Energy
Oil, Gas & Consumable Fuels	1,339,472,000	21,875,000	—	1,361,347,000
Energy Total	1,339,472,000	21,875,000	—	1,361,347,000
Financials
Capital Markets	357,549,000	—	—	357,549,000
Commercial Banks	73,739,000	—	—	73,739,000
Diversified Financial Services	105,369,000	—	—	105,369,000
Insurance	338,804,000	—	—	338,804,000
Real Estate Investment Trusts (REITs)	51,649,000	—	620,745	52,269,745
Financials Total	927,110,000	—	620,745	927,730,745
Health Care
Health Care Equipment & Supplies	105,920,000	—	—	105,920,000
Health Care Providers & Services	88,700,000	—	—	88,700,000
Pharmaceuticals	97,488,000	—	—	97,488,000
Health Care Total	292,108,000	—	—	292,108,000
Industrials
Aerospace & Defense	163,926,000	—	—	163,926,000
Airlines	83,681,000	—	—	83,681,000
Construction & Engineering	60,800,000	—	—	60,800,000
Industrial Conglomerates	83,136,000	—	—	83,136,000
Machinery	208,608,000	—	—	208,608,000
Road & Rail	251,065,000	—	—	251,065,000
Trading Companies & Distributors	29,568,000	—	—	29,568,000
Industrials Total	880,784,000	—	—	880,784,000
Information Technology
Communications Equipment	305,324,000	—	—	305,324,000
Computers & Peripherals	167,072,000	—	—	167,072,000
Information Technology Total	472,396,000	—	—	472,396,000
MATERIALS
Chemicals	186,975,000	49,613,293	—	236,588,293
Metals & Mining	414,591,423	—	—	414,591,423
MATERIALS TOTAL	601,566,423	49,613,293	—	651,179,716
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services	30,932,000	—	—	30,932,000
Wireless Telecommunication Services	212,960,000	—	—	212,960,000
TELECOMMUNICATION SERVICES Total	243,892,000	—	—	243,892,000
Utilities
Electric Utilities	62,016,000	36,284,147	—	98,300,147
Utilities Total	62,016,000	36,284,147	—	98,300,147
Total Common Stocks	5,470,838,923	107,772,440	620,745	5,579,232,108
Convertible Preferred Stocks
Financials
Commercial Banks	11,774,550	—	—	11,774,550
Financials Total	11,774,550	—	—	11,774,550
MATERIALS
Chemicals	15,790,000	—	—	15,790,000
MATERIALS TOTAL	15,790,000	—	—	15,790,000
Total Convertible Preferred Stocks	27,564,550	—	—	27,564,550
Total Investments	5,498,403,473	107,772,440	620,745	5,606,796,658
Total	$5,498,403,473	$107,772,440	$620,745	$5,606,796,658

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ending June 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2009
Common Stocks Financials	$791,985	$—	$—	$535,125	$—	$(706,365)	$—	$—	$620,745	$535,125

Total	$791,985	$—	$—	$535,125	$—	$(706,365)	$—	$—	$620,745	$535,125

7

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized gains attributable to securities owned at June 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $535,125.

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the three months ended June 30, 2009, are as follows:

Security name: AerCap Holdings NV

Shares as of 03/31/09:	5,000,000
Shares purchased:	300,000
Shares sold:	(200,000)
Shares as of 06/30/09:	5,100,000
Net realized gain/loss:	$(4,465,360)
Dividend income earned:	$—
Value at end of period:	$36,822,000

Security name: Alpha Natural Resources, Inc.

Shares as of 03/31/09:	3,875,000
Shares purchased:	125,000
Shares sold:	—
Shares as of 06/30/09:	4,000,000
Net realized gain/loss:	$—
Dividend income earned:	$—
Value at end of period:	$105,080,000

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid except for those in the following table, amounted to $22,495,745, which represents 0.4% of net assets.

Acquisition
Security	Date	Shares	Cost	Value
Vintage Wine Trust, Inc.	03/16/2005 - 01/04/2007	2,140,500	$4,771,365	$620,745

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $22,495,745, which represents 0.4% of net assets.

(e)	Closed-end Management Investment Company.

(f)	Cost for federal income tax purposes is $5,715,663,146.

(g)	Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,309,209,604	$(1,418,076,092)	$(108,866,488)

Acronym	Name
ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
June 30, 2009 (Unaudited)	Columbia World Equity Fund

		Shares	Value ($)*
Common Stocks — 87.6%
CONSUMER DISCRETIONARY — 6.3%
Distributors — 0.5%
	Genuine Parts Co.	6,297	211,327
Distributors Total			211,327
Hotels, Restaurants & Leisure — 0.9%
	McDonald’s Corp.	7,491	430,658
Hotels, Restaurants & Leisure Total			430,658
Media — 0.5%
	Comcast Corp., Class A	14,798	214,423
Media Total			214,423
Multiline Retail — 1.4%
	Dollar Tree, Inc. (a)	4,770	200,817
	J.C. Penney Co., Inc.	8,031	230,570
	Nordstrom, Inc.	11,016	219,108
Multiline Retail Total			650,495
Specialty Retail — 3.0%
	Inditex SA	4,821	231,685
	Lowe’s Companies, Inc.	11,585	224,865
	O’Reilly Automotive, Inc. (a)	6,144	233,963
	Staples, Inc.	10,330	208,356
	TJX Companies, Inc.	15,350	482,911
Specialty Retail Total			1,381,780
CONSUMER DISCRETIONARY TOTAL			2,888,683
CONSUMER STAPLES — 4.9%
Beverages — 0.9%
	Coca-Cola Co.	8,897	426,967
Beverages Total			426,967
Food & Staples Retailing — 1.5%
	Seven & I Holdings Co., Ltd.	18,600	436,378
	Wal-Mart Stores, Inc.	4,585	222,097
Food & Staples Retailing Total			658,475
Food Products — 1.9%
	Nestle SA, Registered Shares	12,262	462,782
	Toyo Suisan Kaisha Ltd.	20,000	412,778
Food Products Total			875,560

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (CONTINUED)
Personal Products — 0.6%
	Avon Products, Inc.	10,371	267,365
Personal Products Total			267,365
CONSUMER STAPLES TOTAL			2,228,367
ENERGY — 8.5%
Energy Equipment & Services — 2.8%
	Shinko Plantech Co., Ltd.	46,800	369,119
	Subsea 7, Inc. (a)	48,150	493,606
	Transocean Ltd. (a)	5,923	440,020
Energy Equipment & Services Total			1,302,745
Oil, Gas & Consumable Fuels — 5.7%
	Apache Corp.	2,652	191,342
	BP PLC, ADR	7,280	347,110
	Chevron Corp.	6,310	418,038
	Hess Corp.	4,373	235,049
	Petroleo Brasileiro SA, ADR	11,136	456,353
	Total SA	9,063	490,872
	XTO Energy, Inc.	11,910	454,247
Oil, Gas & Consumable Fuels Total			2,593,011
ENERGY TOTAL			3,895,756
FINANCIALS — 18.1%
Capital Markets — 4.3%
	Credit Suisse Group AG, Registered Shares	9,805	447,595
	Morgan Stanley	24,200	689,942
	Northern Trust Corp.	6,214	333,567
	T. Rowe Price Group, Inc.	11,586	482,789
Capital Markets Total			1,953,893
Commercial Banks — 10.7%
	Banco Bilbao Vizcaya Argentaria SA	37,565	473,373
	Banco Bradesco SA, ADR	23,511	347,257
	Banco Santander SA	60,423	729,183
	Bank of China Ltd., Class H	517,000	244,972
	Bank of Ireland	134,154	317,519
	Barclays PLC	104,741	487,855
	Credit Agricole SA	29,370	367,858
	National Bank of Canada	12,400	573,013
	PNC Financial Services Group, Inc.	9,471	367,570
	Toronto-Dominion Bank	9,935	513,256

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (CONTINUED)
Commercial Banks — (continued)
	U.S. Bancorp	24,737	443,287
Commercial Banks Total			4,865,143
Diversified Financial Services — 1.1%
	JPMorgan Chase & Co.	14,252	486,136
Diversified Financial Services Total			486,136
Insurance — 2.0%
	ACE Ltd.	11,789	521,427
	Axis Capital Holdings Ltd.	15,944	417,414
Insurance Total			938,841
FINANCIALS TOTAL			8,244,013
HEALTH CARE — 10.7%
Biotechnology — 1.4%
	Amgen, Inc. (a)	4,627	244,953
	Gilead Sciences, Inc. (a)	8,251	386,477
Biotechnology Total			631,430
Health Care Equipment & Supplies — 0.5%
	Baxter International, Inc.	4,757	251,931
Health Care Equipment & Supplies Total			251,931
Health Care Providers & Services — 4.4%
	CIGNA Corp.	11,420	275,108
	Express Scripts, Inc. (a)	4,241	291,569
	Laboratory Corp. of America Holdings (a)	7,492	507,883
	McKesson Corp.	8,557	376,508
	Medco Health Solutions, Inc. (a)	7,420	338,426
	UnitedHealth Group, Inc.	9,070	226,568
Health Care Providers & Services Total			2,016,062
Life Sciences Tools & Services — 0.8%
	Life Technologies Corp. (a)	8,570	357,541
Life Sciences Tools & Services Total			357,541
Pharmaceuticals — 3.6%
	Novo-Nordisk A/S, Class B	8,735	474,765
	Sanofi-Aventis SA	10,187	599,109
	Takeda Pharmaceutical Co., Ltd.	8,300	322,510
	Teva Pharmaceutical Industries Ltd., ADR	4,596	226,767
Pharmaceuticals Total			1,623,151
HEALTH CARE TOTAL			4,880,115
INDUSTRIALS — 9.6%
Aerospace & Defense — 1.6%
	Lockheed Martin Corp.	2,517	202,996

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (CONTINUED)
Aerospace & Defense — (continued)
	United Technologies Corp.	10,563	548,854
Aerospace & Defense Total			751,850
Commercial Services & Supplies — 0.9%
	Republic Services, Inc.	15,887	387,802
Commercial Services & Supplies Total			387,802
Construction & Engineering — 1.5%
	Foster Wheeler AG (a)	13,510	320,862
	Toyo Engineering Corp.	104,000	349,889
Construction & Engineering Total			670,751
Electrical Equipment — 3.3%
	Emerson Electric Co.	5,942	192,521
	First Solar, Inc. (a)	2,448	396,870
	Gamesa Corp., Tecnologica SA	18,723	355,449
	SunPower Corp., Class A (a)	10,983	292,587
	Vestas Wind Systems A/S (a)	4,046	290,858
Electrical Equipment Total			1,528,285
Industrial Conglomerates — 0.9%
	General Electric Co.	36,335	425,846
Industrial Conglomerates Total			425,846
Machinery — 0.9%
	Parker Hannifin Corp.	4,938	212,136
	Sulzer AG, Registered Shares	3,475	220,754
Machinery Total			432,890
Professional Services — 0.5%
	Dun & Bradstreet Corp.	2,524	204,974
Professional Services Total			204,974
INDUSTRIALS TOTAL			4,402,398
INFORMATION TECHNOLOGY — 17.5%
Communications Equipment — 2.1%
	Brocade Communications Systems, Inc. (a)	63,483	496,437
	CommScope, Inc. (a)	8,940	234,764
	QUALCOMM, Inc.	5,120	231,424
Communications Equipment Total			962,625
Computers & Peripherals — 3.9%
	Apple, Inc. (a)	3,206	456,630
	EMC Corp. (a)	34,820	456,142
	Hewlett-Packard Co.	11,518	445,171

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (CONTINUED)
Computers & Peripherals — (continued)
	International Business Machines Corp.	4,083	426,347
Computers & Peripherals Total			1,784,290
Electronic Equipment, Instruments & Components — 1.2%
	Corning, Inc.	13,630	218,898
	Venture Corp., Ltd.	65,000	311,956
Electronic Equipment, Instruments & Components Total			530,854
Internet Software & Services — 1.5%
	Google, Inc., Class A (a)	1,090	459,533
	Tencent Holdings Ltd.	20,400	236,603
Internet Software & Services Total			696,136
IT Services — 2.7%
	Accenture Ltd., Class A	14,070	470,782
	Fiserv, Inc. (a)	5,673	259,256
	MasterCard, Inc., Class A	1,495	250,129
	Redecard SA	16,100	247,724
IT Services Total			1,227,891
Office Electronics — 1.0%
	Canon, Inc.	13,300	432,875
Office Electronics Total			432,875
Semiconductors & Semiconductor Equipment — 2.0%
	ASML Holding N.V., N.Y. Registered Shares	21,143	457,746
	Samsung Electronics Co., Ltd.	468	216,741
	Texas Instruments, Inc.	11,820	251,766
Semiconductors & Semiconductor Equipment Total			926,253
Software — 3.1%
	BMC Software, Inc. (a)	11,856	400,614
	Misys PLC	200,941	571,672
	Oracle Corp.	20,649	442,302
Software Total			1,414,588
INFORMATION TECHNOLOGY TOTAL			7,975,512
MATERIALS — 6.3%
Chemicals — 4.5%
	BASF SE	5,681	226,594
	Calgon Carbon Corp. (a)	25,121	348,931
	Linde AG	5,341	439,109
	Makhteshim-Agan Industries Ltd.	45,613	224,867
	Monsanto Co.	5,656	420,467

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (CONTINUED)
Chemicals — (continued)
	Praxair, Inc.	5,670	402,967
Chemicals Total			2,062,935
Metals & Mining — 1.8%
	Vale SA	18,200	320,439
	Freeport-McMoRan Copper & Gold, Inc.	9,746	488,372
Metals & Mining Total			808,811
MATERIALS TOTAL			2,871,746
TELECOMMUNICATION SERVICES — 3.4%
Diversified Telecommunication Services — 2.8%
	Embarq Corp.	5,679	238,859
	Telefonica O2 Czech Republic AS	18,368	418,335
	Telekomunikacja Polska SA	55,339	268,177
	Verizon Communications, Inc.	10,948	336,432
Diversified Telecommunication Services Total			1,261,803
Wireless Telecommunication Services — 0.6%
	Vodafone Group PLC	147,357	284,837
Wireless Telecommunication Services Total			284,837
TELECOMMUNICATION SERVICES TOTAL			1,546,640
UTILITIES — 2.3%
Independent Power Producers & Energy Traders — 0.4%
	Energy Development Corp.	2,119,000	173,270
Independent Power Producers & Energy Traders Total			173,270
Multi-Utilities — 0.7%
	Public Service Enterprise Group, Inc.	10,120	330,216
Multi-Utilities Total			330,216
Water Utilities — 1.2%
	Hyflux Ltd.	352,000	531,818
Water Utilities Total			531,818
UTILITIES TOTAL			1,035,304

	Total Common Stocks (cost of $40,828,993)		39,968,534
Investment Companies — 9.0%
	Columbia Emerging Markets Fund, Class Z (b)	216,443	1,831,108
	Columbia Greater China Fund, Class Z (a)(b)	31,220	1,427,053

6

		Shares	Value ($)
Investment Companies — (continued)
	WisdomTree India Earnings Fund	50,474	875,724

	Total Investment Companies (cost of $3,595,594)		4,133,885

		Par ($)
Short-Term Obligation — 2.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.000001%, collateralized by a U.S. Treasury obligation maturing 07/15/10, market value $1,104,705(repurchase proceeds $1,078,000)	1,078,000	1,078,000

	Total Short-Term Obligation (cost of $1,078,000)		1,078,000

	Total Investments — 99.0% (cost of $45,502,587)(c)(d)		45,180,419

	Other Assets & Liabilities, Net — 1.0%		466,134

	Net Assets — 100.0%		45,646,553

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Written options are valued at the last reported sale price, or in absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

7

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board “(FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of June 30, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary
Distributors	$211,327	$—	$—	$211,327
Hotels, Restaurants & Leisure	430,658	—	—	430,658
Media	214,423	—	—	214,423
Multiline Retail	650,495	—	—	650,495
Specialty Retail	1,150,095	231,685	—	1,381,780
Consumer Discretionary Total	2,656,998	231,685	—	2,888,683
Consumer Staples
Beverages	426,967	—	—	426,967
Food & Staples Retailing	222,097	436,378	—	658,475
Food Products	—	875,560	—	875,560
Personal Products	267,365	—	—	267,365
Consumer Staples Total	916,429	1,311,938	—	2,228,367
Energy
Energy Equipment & Services	440,020	862,725	—	1,302,745
Oil, Gas & Consumable Fuels	2,102,139	490,872	—	2,593,011
Energy Total	2,542,159	1,353,597	—	3,895,756

8

Financials
Capital Markets	1,506,298	447,595	—	1,953,893
Commercial Banks	2,244,383	2,620,760	—	4,865,143
Diversified Financial Services	486,136	—	—	486,136
Insurance	938,841	—	—	938,841
Financials Total	5,175,658	3,068,355	—	8,244,013
Health Care
Biotechnology	631,430	—	—	631,430
Health Care Equipment & Supplies	251,931	—	—	251,931
Health Care Providers & Services	2,016,062	—	—	2,016,062
Life Sciences Tools & Services	357,541	—	—	357,541
Pharmaceuticals	226,767	1,396,384	—	1,623,151
Health Care Total	3,483,731	1,396,384	—	4,880,115
Industrials
Aerospace & Defense	751,850	—	—	751,850
Commercial Services & Supplies	387,802	—	—	387,802
Construction & Engineering	320,862	349,889	—	670,751
Electrical Equipment	881,978	646,307	—	1,528,285
Industrial Conglomerates	425,846	—	—	425,846
Machinery	212,136	220,754	—	432,890
Professional Services	204,974	—	—	204,974
Industrials Total	3,185,448	1,216,950	—	4,402,398
Information Technology
Communications Equipment	962,625	—	—	962,625
Computers & Peripherals	1,784,290	—	—	1,784,290
Electronic Equipment, Instruments & Components	218,898	311,956	—	530,854
Internet Software & Services	459,533	236,603	—	696,136
IT Services	1,227,891	—	—	1,227,891
Office Electronics	—	432,875	—	432,875
Semiconductors & Semiconductor Equipment	709,512	216,741	—	926,253
Software	842,916	571,672	—	1,414,588
Information Technology Total	6,205,665	1,769,847	—	7,975,512
Materials
Chemicals	1,172,365	890,570	—	2,062,935
Metals & Mining	808,811	—	—	808,811
Materials Total	1,981,176	890,570	—	2,871,746
Telecommunication Services
Diversified Telecommunication Services	575,291	686,512	—	1,261,803
Wireless Telecommunication Services	—	284,837	—	284,837
Telecommunication Services Total	575,291	971,349	—	1,546,640
Utilities
Independent Power Producers & Energy Traders	—	173,270	—	173,270
Multi-Utilities	330,216	—	—	330,216
Water Utilities	—	531,818	—	531,818
Utilities Total	330,216	705,088	—	1,035,304
Total Common Stocks	27,052,771	12,915,763	—	39,968,534
Investment Companies	4,133,885	—	—	4,133,885
Short-Term Obligation
Repurchase Agreement	—	1,078,000	—	1,078,000
Total Short-Term Obligation	—	1,078,000	—	1,078,000
Total Investments	31,186,656	13,993,763	—	45,180,419
Forward foreign currency exchange contracts	—	442,047	—	442,047
Total	$31,186,656	$14,435,810	$—	$45,622,466

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)      Non-income producing security.

(b)      Investments in affiliates during the three months ended June 30, 2009:

Security name: Columbia Emerging Markets Fund, Class Z

Shares as of 03/31/09:	—
Shares purchased:	231,868
Shares sold:	(15,425)
Shares as of 06/30/09:	216,443
Net realized gain:	$29,308
Dividend income earned:	$18,008
Value at end of period:	$1,831,108

9

Security name: Columbia Greater China Fund, Class Z

Shares as of 03/31/09:	33,994
Shares purchased:	—
Shares sold:	(2,774)
Shares as of 06/30/09:	31,220
Net realized loss:	$(1,359)
Dividend income earned:	$—
Value at end of period:	$1,427,053

(c)      Cost for federal income tax purposes is $45,502,587.

(d)      Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$4,975,669	$(5,297,837)	$(322,168)

Forward foreign currency exchange contracts outstanding on June 30, 2009 are:

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$1,580,981	$1,369,801	07/23/09	$211,180
CAD	1,473,730	1,381,089	07/23/09	92,641
CHF	425,312	395,938	07/23/09	29,374
EUR	176,763	175,314	07/23/09	1,449
EUR	2,363,845	2,175,756	07/23/09	188,089
EUR	349,316	327,037	07/23/09	22,279
GBP	136,549	136,037	07/23/09	512
GBP	561,004	563,809	07/23/09	(2,805)
GBP	2,224,274	1,947,948	07/23/09	276,326
ILS	280,687	279,969	07/23/09	718
JPY	137,210	135,192	07/23/09	2,018
JPY	560,593	563,709	07/23/09	(3,116)
JPY	1,825,997	1,799,233	07/23/09	26,764
SEK	219,699	198,438	07/23/09	21,261

				$866,690

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$94,939	$86,848	07/23/09	$(8,091)
BRL	693,922	597,688	07/23/09	(96,234)
CAD	218,394	233,434	07/23/09	15,040
CHF	138,088	140,410	07/23/09	2,322
CZK	556,361	492,941	07/23/09	(63,420)
DKK	860,976	792,251	07/23/09	(68,725)
EUR	270,755	263,166	07/23/09	(7,589)

10

EUR	322,661	318,596	07/23/09	(4,065)
EUR	368,956	373,907	07/23/09	4,951
GBP	141,485	129,507	07/23/09	(11,978)
GBP	176,033	174,045	07/23/09	(1,988)
ILS	849,951	787,262	07/23/09	(62,689)
JPY	109,052	109,438	07/23/09	386
KRW	522,143	490,894	07/23/09	(31,249)
NOK	314,906	298,130	07/23/09	(16,776)
PHP	302,113	294,189	07/23/09	(7,924)
PLN	423,197	389,765	07/23/09	(33,432)
SGD	619,164	594,572	07/23/09	(24,592)
SGD	186,370	187,037	07/23/09	667
TWD	286,779	277,522	07/23/09	(9,257)

				$(424,643)

For the three month period ended June 30, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2009	76	$7,562
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(76)	(7,562)
Options outstanding at June 30, 2009	—	$—

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PHP	Philippine Pesos
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

11

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 20, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 20, 2009